UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324
Exact name of registrant as specified in charter:	PGIM ETF Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2020
Date of reporting period:	2/29/2020

Item 1 – Reports to Stockholders

PGIM ULTRA SHORT BOND ETF (NYSE Arca: PULS)

SEMIANNUAL REPORT

FEBRUARY 29, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You should contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Ultra Short Bond ETF informative and useful. The report covers performance for the six-month period ended February 29, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Ultra Short Bond ETF

April 15, 2020

PGIM Ultra Short Bond ETF	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/29/20 Six Months* (%)	Average Annual Total Returns as of 2/29/20
		One Year (%)	Since Inception (%)
Net Asset Value (NAV)	1.31	2.84	2.73 (4/5/18)
Market Price**	1.36	2.93	2.76 (4/5/18)
ICE BofAML 3-Month T Bill Index
	0.92	2.18	2.13
ICE BofAML USD 3-Month Deposit Offered Rate CM Index
	1.13	2.51	2.48

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Source: PGIM Investments LLC and Lipper Inc.

Since inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

ICE BofAML 3-Month T Bill Index—The ICE BofA Merrill Lynch 3-Month US Treasury Bill Index tracks the performance of US dollar-denominated US Treasury bills publicly issued in the US domestic market with a remaining term to final maturity of 3 months.

ICE BofAML USD 3-Month Deposit Offered Rate CM Index—The ICE BofA Merrill Lynch US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that current day fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR

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DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Credit Quality expressed as a percentage of total investments as of 2/29/20 (%)
AAA	26.8
AA	17.5
A	31.3
BBB	27.3
Not Rated	–0.8
Cash and Cash Equivalents	–2.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Negative weightings may result from specific circumstances (including timing differences between trade and settle dates of securities purchased by the funds) and/or the use of certain financial instruments, including derivatives, which may be used to gain or reduce market exposure and/or risk management.

Distributions and Yields as of 2/29/20
Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
0.73	1.94	1.94

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Ultra Short Bond ETF	5

Fees and Expenses

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2020. The example is for illustrative purposes only.

Actual Expenses

The information under each column in the line entitled “Actual” on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information under each column in the line entitled “Hypothetical” on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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PGIM Ultra Short Bond ETF	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,013.10	0.15%	$0.75
Hypothetical	$1,000.00	$1,024.12	0.15%	$0.75

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2020, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Ultra Short Bond ETF	7

Schedule of Investments (unaudited)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 84.1%

ASSET-BACKED SECURITIES 17.9%

Automobile ABS 0.5%
Honda Auto Receivables Owner Trust, Series 2020-1, Class A3	1.610%		04/22/24	5,500	$5,559,640

Collateralized Loan Obligations 17.4%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	2.931	(c)	07/15/26	697	697,472
Allegro CLO IV Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.981	(c)	01/15/30	7,000	6,995,678
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class AR, 144A, 3 Month LIBOR + 1.000%	2.795	(c)	07/28/28	295	294,727
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.522	(c)	11/17/27	6,533	6,533,782
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.103	(c)	07/16/29	6,960	6,960,264
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.632	(c)	04/22/27	8,272	8,273,017
Avery Point III CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.120%	2.939	(c)	01/18/25	134	133,803
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	2.766	(c)	04/23/31	3,000	2,990,306
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.350%	3.181	(c)	10/15/28	625	624,684
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	2.876	(c)	07/17/28	2,300	2,301,915
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	2.777	(c)	07/18/30	10,000	9,989,990
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.051	(c)	01/24/29	2,000	1,997,266

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	9

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.820%	2.656	%(c)	01/17/28	5,600	$5,595,869
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2016-3A, Class A1R, 144A, 3 Month LIBOR + 1.020%	2.715	(c)	10/20/29	10,000	9,989,990
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.850%	2.644	(c)	01/27/28	449	448,846
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.219	(c)	10/18/26	436	436,002
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-4A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.069	(c)	10/20/28	2,750	2,763,574
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	2.781	(c)	04/24/31	2,000	1,989,286
Series 2014-4RA, Class A1A, 144A, 3 Month LIBOR + 1.130%	2.966	(c)	10/17/30	5,000	5,002,610
Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.780%	2.611	(c)	04/15/27	445	444,702
Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.010%	2.829	(c)	04/23/29	5,000	4,998,575
Elevation CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.061	(c)	10/15/29	2,500	2,495,690
Series 2015-4A, Class AR, 144A, 3 Month LIBOR + 0.990%	2.809	(c)	04/18/27	605	605,279
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-4A, Class A, 144A, 3 Month LIBOR + 1.840%	3.671	(c)	04/15/29	1,900	1,890,998
Flagship CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 144A, 3 Month LIBOR + 0.850%	2.693	(c)	01/16/26	459	458,960
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	2.721	(c)	04/15/27	499	497,681
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.959	(c)	01/20/28	1,500	1,500,043
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020%	—	(p)	05/06/30	3,500	3,496,496

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.959	%(c)	10/19/28	1,000	$999,098
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	2.661	(c)	04/15/27	1,488	1,487,128
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	3.116	(c)	07/17/29	1,250	1,247,853
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.011	(c)	01/15/31	1,000	999,050
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	2.625	(c)	05/20/29	500	499,101
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.019	(c)	10/20/26	104	103,846
Madison Park Funding XXX Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	2.581	(c)	04/15/29	325	321,851
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	3.071	(c)	10/15/28	1,750	1,747,719
Midocean Credit CLO V (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.120%	2.939	(c)	07/19/28	2,250	2,255,388
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.098	(c)	10/12/30	500	498,128
Mountain View CLO XIV Ltd. (Cayman Islands), Series 2019-1A, Class A1, 144A, 3 Month LIBOR + 1.440%	3.271	(c)	04/15/29	425	424,310
Oaktree CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.870%	2.689	(c)	10/20/27	2,250	2,247,251
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 0.900%	2.607	(c)	08/13/25	158	158,029
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.981	(c)	07/15/28	4,150	4,151,122
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.820	(c)	04/30/27	300	299,677

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	11

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM XIII Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	2.850	%(c)	07/30/27	1,350	$1,349,600
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.309	(c)	01/20/29	250	250,158
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	2.966	(c)	01/17/31	1,250	1,247,035
Series 2015-1A, Class A1R2, 144A, 3 Month LIBOR + 1.220%	2.916	(c)	05/21/29	2,500	2,496,251
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2020-1A, Class A1, 144A, 3 Month LIBOR + 0.800%	—	(p)	02/20/28	5,000	4,994,995
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 144A, 3 Month LIBOR + 1.040%	3.239	(c)	02/20/30	10,000	9,989,990
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R2, 144A, 3 Month LIBOR + 1.250%	3.081	(c)	01/15/29	750	750,204
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-1A, Class AFR2, 144A, 3 Month LIBOR + 1.250%	3.069	(c)	01/20/30	1,000	999,572
SCOF-2 Ltd. (Cayman Islands), Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.011	(c)	07/15/28	2,250	2,250,819
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.100%	2.919	(c)	07/20/28	500	499,503
Sound Point CLO XIV Ltd. (Cayman Islands), Series 2016-3A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.956	(c)	01/23/29	2,250	2,246,940
Sound Point CLO XVI Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.074	(c)	07/25/30	4,966	4,942,445
TCW CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR +1.030%	—	(p)	07/29/29	5,500	5,494,500
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.800%	2.619	(c)	07/20/27	488	488,084
TICP CLO I-2 Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830%	2.624	(c)	04/26/28	8,000	7,993,348
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018-3R, Class A, 144A, 3 Month LIBOR + 0.840%	2.659	(c)	04/20/28	2,510	2,507,379

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.031	%(c)	01/15/29	1,400	$1,400,684
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.390%	3.184	(c)	10/25/28	2,000	2,000,211
Venture XXIV CLO Ltd. (Cayman Islands), Series 2016-24A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.999	(c)	10/20/28	4,000	3,993,476
Vibrant CLO V Ltd. (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.069	(c)	01/20/29	1,250	1,248,113
Voya CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1RR, 144A, 3 Month LIBOR + 1.020%	—	(p)	04/17/30	9,000	8,990,991
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.900%	2.719	(c)	01/18/29	750	748,869
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR3, 144A, 3 Month LIBOR + 1.280%	3.099	(c)	07/20/29	6,800	6,788,613
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	2.959	(c)	10/20/28	4,800	4,813,476
West CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	2.739	(c)	07/18/26	67	66,564
Series 2014-2A, Class A1AR, 144A, 3 Month LIBOR + 0.870%	2.713	(c)	01/16/27	119	118,621
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.210%	3.029	(c)	07/20/28	4,100	4,097,827
Zais CLO 5 Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.530%	3.361	(c)	10/15/28	655	653,791
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.121	(c)	04/15/30	250	246,968
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	2.781	(c)	04/15/29	900	889,834

					192,405,917

TOTAL ASSET-BACKED SECURITIES (cost $197,849,132)					197,965,557

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	13

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.0%
BANK,
Series 2017-BNK5, Class A1	1.909%		06/15/60	1,614	$1,621,244
Series 2017-BNK7, Class A1	1.984		09/15/60	99	99,744
Series 2017-BNK8, Class A2	2.583		11/15/50	11,400	11,689,730
Series 2017-BNK9, Class A1	2.322		11/15/54	826	836,361
Series 2018-BN14, Class A1	3.277		09/15/60	626	647,052
BBCMS Mortgage Trust, Series 2017-C1, Class A1	2.010		02/15/50	298	298,543
Benchmark Mortgage Trust,
Series 2018-B1, Class A1	2.560		01/15/51	840	850,870
Series 2018-B4, Class A1	3.125		07/15/51	754	774,795
CCUBS Commercial Mortgage Trust, Series 2017- C1, Class A1	2.288	(cc)	11/15/50	5,347	5,400,066
CD Mortgage Trust,
Series 2016-CD1, Class A1	1.443		08/10/49	18	18,338
Series 2017-CD3, Class A1	1.965		02/10/50	82	82,354
Series 2017-CD5, Class A1	2.028		08/15/50	4,836	4,862,061
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A1	1.501		05/10/58	447	446,776
Series 2016-C7, Class A1	1.971		12/10/54	595	595,665
CGMS Commercial Mortgage Trust, Series 2017- B1, Class A1	2.008		08/15/50	962	965,230
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB	3.477		05/10/47	465	485,210
Series 2015-GC35, Class A1	1.847		11/10/48	821	820,603
Series 2016-C1, Class A1	1.506		05/10/49	690	689,231
Series 2016-GC37, Class A1	1.635		04/10/49	7	6,885
Series 2016-P5, Class A1	1.410		10/10/49	468	467,156
Series 2016-P6, Class A1	1.884		12/10/49	1,003	1,004,555
Series 2017-C4, Class A1	2.121		10/12/50	498	502,156
Series 2017-P8, Class A1	2.065		09/15/50	676	681,170
COMM Mortgage Trust,
Series 2012-CR4, Class A3	2.853		10/15/45	2,704	2,787,346
Series 2013-CR11, Class ASB	3.660		08/10/50	856	887,593
Series 2013-CR7, Class ASB	2.739		03/10/46	566	578,632
Series 2014-CR17, Class ASB	3.598		05/10/47	640	667,366
Series 2014-UBS6, Class ASB	3.387		12/10/47	5,043	5,263,657
Series 2015-CR22, Class A3	3.207		03/10/48	2,000	2,061,358
Series 2015-CR27, Class A2	2.223		10/10/48	1,050	1,051,509
Series 2015-DC1, Class A2	2.870		02/10/48	210	211,809
Series 2015-LC23, Class A2	3.221		10/10/48	1,000	1,006,940
Series 2016-CR28, Class A1	1.770		02/10/49	156	156,157
Series 2016-DC2, Class A1	1.820		02/10/49	233	233,020
Series 2017-COR2, Class A1	2.111		09/10/50	176	177,537

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class A3	2.956%		01/15/49	1,731	$1,740,203
Series 2017-C8, Class A1	1.930		06/15/50	1,536	1,542,397
DBJPM Mortgage Trust,
Series 2016-C3, Class A1	1.502		08/10/49	2,792	2,791,527
Series 2016-C3, Class A2	1.886		08/10/49	1,085	1,087,936
FNMA-Aces, Series 2017-M1, Class A1	2.417	(c)	09/25/26	1,073	1,098,743
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526		08/10/46	7	7,371
Series 2014-GC22, Class AAB	3.467		06/10/47	860	891,232
Series 2015-GC34, Class A2	2.075		10/10/48	782	782,061
Series 2016-GS3, Class A1	1.429		10/10/49	1,130	1,128,050
Series 2016-GS4, Class A1	1.731		11/10/49	616	617,349
Series 2017-GS5, Class A1	2.045		03/10/50	2,291	2,299,372
Series 2017-GS7, Class A1	1.950		08/10/50	1,650	1,658,539
Series 2018-GS9, Class A1	2.861		03/10/51	2,065	2,107,259
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB	3.144		05/15/45	1,348	1,377,566
Series 2016-JP2, Class A1	1.324		08/15/49	347	346,251
JPMCC Commercial Mortgage Securities Trust,
Series 2013-C12, Class ASB	3.157		07/15/45	823	838,608
Series 2017-JP5, Class A1	2.086		03/15/50	294	293,887
Series 2017-JP7, Class A1	1.969		09/15/50	579	581,997
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081		10/15/50	150	150,900
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3	3.669		02/15/47	87	88,086
Series 2016-C31, Class A1	1.511		11/15/49	438	437,486
Series 2017-C34, Class A1	2.109		11/15/52	689	692,465
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A1	1.638		05/15/48	124	124,065
Series 2016-BNK2, Class A1	1.424		11/15/49	80	79,841
Series 2016-UB11, Class A1	1.445		08/15/49	369	368,053
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3	3.400		05/10/45	1,356	1,397,469
Series 2017-C4, Class A1	2.129		10/15/50	167	168,129
Series 2017-C5, Class A1	2.139		11/15/50	716	720,279
Series 2017-C6, Class A1	2.344		12/15/50	6,279	6,352,377
Series 2018-C11, Class A1	3.211		06/15/51	72	74,168
Series 2018-C8, Class A1	2.659		02/15/51	2,335	2,374,105

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	15

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class A2	3.020%		07/15/58	313	$314,813
Series 2015-P2, Class A2B	4.740	(c)	12/15/48	193	197,334
Series 2016-BNK1, Class A1	1.321		08/15/49	83	83,143
Series 2016-C35, Class A1	1.392		07/15/48	333	332,055
Series 2016-C37, Class A1	1.944		12/15/49	728	730,404
Series 2016-NXS6, Class A1	1.417		11/15/49	3,041	3,037,239
Series 2017-C42, Class A1	2.338		12/15/50	1,297	1,312,855
Series 2017-RC1, Class A1	2.012		01/15/60	30	29,931

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $88,216,195)					89,184,264

CORPORATE BONDS 54.3%

Advertising 0.8%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750		10/01/21	8,496	8,748,432

Aerospace & Defense 0.5%
General Dynamics Corp.,
Gtd. Notes	2.875		05/11/20	1,295	1,298,024
Gtd. Notes, 3 Month LIBOR + 0.290%	2.021	(c)	05/11/20	350	350,287
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350		09/15/21	2,800	2,891,372
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.080		10/15/20	768	769,713

					5,309,396

Agriculture 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500		06/15/22	5,000	5,207,565

Auto Manufacturers 1.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	2.181	(c)	12/10/21	750	749,736
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%	2.342	(c)	01/08/21	1,200	1,202,839
BMW US Capital LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.074	(c)	08/14/20	250	250,381
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.280	(c)	04/06/20	1,251	1,251,754
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.258	(c)	04/12/21	893	895,840
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	2.207	(c)	08/13/21	1,465	1,470,587
Daimler Finance North America LLC,
Gtd. Notes, 144A	2.200		05/05/20	2,665	2,666,866
Gtd. Notes, 144A, 3 Month LIBOR + 0.390%	2.141	(c)	05/04/20	150	150,136
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.271	(c)	05/05/20	360	360,377
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	2.196	(c)	05/21/20	350	350,303

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.390%	2.238	%(c)	07/13/20	410	$410,175
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	2.164	(c)	10/07/21	6,000	6,017,313
Volkswagen Group of America Finance LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	2.477	(c)	11/13/20	1,000	1,003,606

					16,779,913

Banks 13.6%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	2.208	(c)	08/27/21	500	502,932
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.054	(c)	11/09/20	450	450,923
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.490%	2.186	(c)	11/21/22	7,500	7,539,738
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A	3.875		02/08/22	4,045	4,176,564
Sr. Unsec’d. Notes, 144A	4.125		10/07/20	2,232	2,257,455
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.560%	3.408	(c)	04/11/22	9,000	9,163,922
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes	4.800		10/18/20	300	306,299
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.660%	2.369	(c)	07/21/21	3,225	3,235,283
Sr. Unsec’d. Notes, MTN	5.000		05/13/21	1,225	1,274,770
Bank of China Ltd. (China), Sr. Unsec’d. Notes, EMTN	2.875		06/30/20	250	251,011
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	2.308	(c)	04/13/21	275	276,166
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.188	(c)	07/13/20	250	250,330
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.440%	2.334	(c)	06/15/20	1,021	1,021,629
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.950		08/23/22	5,000	5,074,537
Capital One NA, Sr. Unsec’d. Notes	2.150		09/06/22	6,000	6,077,795
Citibank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.530%	3.165	(c)	02/19/22	3,000	3,044,311
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	2.591	(c)	03/10/22	5,000	5,028,158
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes	3.125		04/26/21	2,000	2,038,779
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	2.100		11/12/21	3,000	3,029,897
Sr. Unsec’d. Notes, SOFR + 0.450%	2.035	(c)	02/04/22	5,000	4,999,729

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	17

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
DIB Sukuk Ltd. (Cayman Islands), Sr. Unsec’d. Notes	3.664%		02/14/22	2,400	$2,456,934
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.330%	2.100	(c)	10/30/20	2,507	2,511,599
Fifth Third Bank, Sr. Unsec’d. Notes, BKNT	1.800		01/30/23	5,000	5,059,600
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.894		03/15/21	925	925,000
Sr. Unsec’d. Notes	5.750		01/24/22	3,000	3,234,783
Huntington National Bank (The), Sr. Unsec’d. Notes	1.800		02/03/23	6,000	6,068,875
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes, BKNT	2.905		11/13/20	550	554,862
Industrial Bank of Korea (South Korea), Sr. Unsec’d. Notes, 144A	2.000		04/23/20	350	350,369
Intesa Sanpaolo SpA (Italy), 144A	6.500		02/24/21	8,000	8,348,320
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750		06/23/20	2,900	2,908,882
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.008%	2.728	(c)	06/21/21	1,400	1,406,734
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623		07/18/22	1,000	1,022,717
Morgan Stanley, Sr. Unsec’d. Notes	2.750		05/19/22	3,000	3,083,482
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	2.500		01/12/21	1,600	1,612,234
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.470%	2.083	(c)	05/29/20	400	400,560
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT	2.150		04/29/21	5,000	5,042,945
Sr. Unsec’d. Notes, BKNT,3 Month LIBOR + 0.250%	2.052	(c)	01/22/21	500	500,560
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	2.004	(c)	02/24/23	7,000	6,962,303
QIB Sukuk Ltd. (Cayman Islands), Sr. Unsec’d. Notes	2.754		10/27/20	2,000	2,004,254
RHB Bank Bhd (Malaysia), Sr. Unsec’d. Notes, EMTN	2.503		10/06/21	1,300	1,319,089
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	2.352	(c)	11/15/21	1,000	1,007,322
Shinhan Bank Co. Ltd. (South Korea), Sr. Unsec’d. Notes	2.250		04/15/20	500	500,491
Skysea International Capital Management Ltd. (British Virgin Islands), Gtd. Notes, EMTN	4.875		12/07/21	4,300	4,536,827
State Street Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	2.592	(c)	08/18/20	1,127	1,131,792
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.168	(c)	06/11/20	500	500,282

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Truist Bank, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.590%	2.282	%(c)	05/17/22	3,000	$3,022,265
Truist Financial Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%	2.464	(c)	06/15/20	200	200,066
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%	2.465	(c)	06/08/20	1,000	1,000,919
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.000		04/15/21	9,000	9,152,233
US Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.440%	2.123	(c)	05/23/22	3,700	3,713,896
Wells Fargo Bank NA, Sr. Unsec’d. Notes, BKNT	3.625		10/22/21	10,000	10,335,963

					150,876,386

Beverages 1.2%
Diageo Capital PLC (United Kingdom),
Gtd. Notes	3.000		05/18/20	975	976,801
Gtd. Notes, 3 Month LIBOR + 0.240%	1.932	(c)	05/18/20	2,000	2,001,458
Keurig Dr Pepper, Inc., Gtd. Notes	3.551		05/25/21	10,000	10,246,421

					13,224,680

Biotechnology 0.7%
Biogen, Inc., Sr. Unsec’d. Notes	2.900		09/15/20	8,300	8,350,946

Building Materials 0.0%
Johnson Controls International PLC (Ireland), Sr. Unsec’d. Notes	5.000		03/30/20	500	501,287

Chemicals 1.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	2.513	(c)	05/01/20	4,600	4,607,479
CNAC HK Finbridge Co. Ltd. (Hong Kong),
Gtd. Notes	3.000		07/19/20	450	451,746
Gtd. Notes	4.125		03/14/21	3,750	3,829,412
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	3.766		11/15/20	2,630	2,667,360
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	2.402	(c)	11/15/20	2,000	2,007,922

					13,563,919

Coal 0.3%
Korea Resources Corp. (South Korea), Sr. Unsec’d. Notes	3.000		04/24/22	3,200	3,287,464

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	19

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 0.4%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800%		05/01/21	4,000	$4,192,238

Computers 1.9%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700		09/11/22	5,000	5,065,667
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.234	(c)	02/09/22	2,163	2,178,364
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	3.600		10/15/20	5,765	5,817,229
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	2.567	(c)	03/12/21	5,000	5,019,923
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650		02/05/21	2,000	2,022,198
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.470%	2.083	(c)	11/30/20	1,000	1,003,303

					21,106,684

Cosmetics & Personal Care 0.6%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	2.150		08/11/22	6,500	6,644,119

Diversified Financial Services 1.8%
American Express Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%	2.217	(c)	05/17/21	2,000	2,009,324
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	2.377	(c)	05/26/20	415	415,473
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A	2.375		09/15/21	5,000	5,036,494
Sr. Unsec’d. Notes, 144A	3.000		03/30/20	250	250,219
Capital One Bank USA NA, Subordinated	3.375		02/15/23	4,000	4,197,414
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.016	(c)	05/21/21	350	350,391
GE Capital International Funding Co. Unlimited Co. (Ireland), Gtd. Notes	2.342		11/15/20	7,477	7,498,570

					19,757,885

Electric 4.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes	3.625		06/22/21	2,500	2,549,973
Sr. Unsec’d. Notes, 144A	5.875		12/13/21	2,000	2,134,326
American Electric Power Co., Inc., Sr. Unsec’d. Notes	3.650		12/01/21	4,000	4,154,685
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600		11/01/21	750	773,570
CMS Energy Corp., Sr. Unsec’d. Notes	5.050		03/15/22	4,250	4,511,536
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000		05/15/21	6,500	6,549,769
DTE Energy Co., Sr. Unsec’d. Notes	2.250		11/01/22	8,000	8,130,999

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.594	%(c)	06/15/20	1,630	$1,629,449
Duke Energy Indiana LLC	3.750		07/15/20	3,400	3,424,768
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900		04/01/22	2,500	2,573,096
Saudi Electricity Global Sukuk Co. (Cayman Islands), Sr. Unsec’d. Notes	4.211		04/03/22	1,800	1,876,113
Sempra Energy, Sr. Unsec’d. Notes	2.400		03/15/20	1,255	1,255,225
State Grid Overseas Investment 2016 Ltd. (British Virgin Islands), Gtd. Notes, 144A	2.250		05/04/20	3,000	3,003,354
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.100		03/08/22	2,500	2,568,938

					45,135,801

Electronics 0.1%
Tyco Electronics Group SA (Luxembourg), Gtd. Notes, 3 Month LIBOR + 0.450%	2.342	(c)	06/05/20	1,100	1,096,909

Environmental Control 0.3%
Waste Management, Inc., Gtd. Notes	4.750		06/30/20	3,490	3,523,925

Food 2.0%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.394	(c)	03/16/20	400	400,098
General Mills, Inc.,
Sr. Unsec’d. Notes	3.200		04/16/21	3,080	3,141,601
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.383	(c)	04/16/21	400	401,437
JM Smucker Co. (The), Sr. Unsec’d. Notes	2.500		03/15/20	1,300	1,300,148
Mondelez International Holdings Netherlands BV (Netherlands), Gtd. Notes, 144A	2.000		10/28/21	8,000	8,065,914
Nestle Holdings, Inc., Gtd. Notes, 144A	3.100		09/24/21	3,500	3,591,822
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	2.250		08/23/21	4,775	4,828,232
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	2.146	(c)	08/21/20	500	500,793
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.130	(c)	06/02/20	500	500,513

					22,730,558

Hand & Machine Tools 0.4%
Stanley Black & Decker, Inc., Gtd. Notes	3.400		12/01/21	4,000	4,116,845

Healthcare-Products 0.5%
Medtronic, Inc.,
Gtd. Notes	3.150		03/15/22	707	732,648
Gtd. Notes, 3 Month LIBOR + 0.800%	2.694	(c)	03/15/20	750	750,241

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	21

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Stryker Corp., Sr. Unsec’d. Notes	2.625%		03/15/21	4,000	$4,034,016

					5,516,905

Holding Companies-Diversified 0.2%
Swire Pacific MTN Financing Ltd. (Cayman Islands), Gtd. Notes, EMTN	4.500		02/28/22	2,000	2,105,507

Insurance 2.4%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	2.428	(c)	09/20/21	600	599,909
Chubb INA Holdings, Inc., Gtd. Notes	2.300		11/03/20	4,000	4,014,941
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500		12/29/20	8,500	8,627,989
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.375		01/11/22	1,250	1,294,602
Sec’d. Notes, 144A	3.450		10/09/21	750	775,974
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.057	(c)	08/06/21	500	501,977
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	2.288	(c)	07/12/22	3,000	3,012,045
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	2.625		11/19/20	4,000	4,032,939
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.247	(c)	06/26/20	400	400,272
Protective Life Global Funding,
Sec’d. Notes, 144A	2.262		04/08/20	500	500,345
Sec’d. Notes, 144A, 3 Month LIBOR + 0.370%	2.218	(c)	07/13/20	2,500	2,501,091

					26,262,084

Lodging 0.5%
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.125		10/03/22	5,000	5,037,166
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.180	(c)	12/01/20	800	801,615

					5,838,781

Machinery-Constructions & Mining 1.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700		08/09/21	3,500	3,514,964
Sr. Unsec’d. Notes, MTN	3.150		09/07/21	6,500	6,680,292
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	2.235	(c)	12/07/20	600	600,663

					10,795,919

Machinery-Diversified 1.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	2.151	(c)	09/10/21	400	400,397

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)
John Deere Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.300%	2.187	%(c)	03/13/20	1,000	$1,000,148
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%	2.377	(c)	06/13/22	5,000	5,033,837
Otis Worldwide Corp., Gtd. Notes, 144A, 3 Month LIBOR + 0.450%	2.069	(c)	04/05/23	6,700	6,698,008

					13,132,390

Media 0.7%
Comcast Corp., Gtd. Notes, 3 Month LIBOR + 0.330%	2.239	(c)	10/01/20	750	750,644
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	1.830	(c)	09/01/21	2,000	2,000,603
Gtd. Notes, 3 Month LIBOR + 0.390%	1.970	(c)	09/01/22	5,000	5,026,632

					7,777,879

Miscellaneous Manufacturer 0.8%
General Electric Co., Sr. Unsec’d. Notes	2.500		03/28/20	4,500	4,501,070
Siemens Financieringsmaatschappij NV (Netherlands),
Gtd. Notes, 144A	2.200		03/16/20	1,000	1,000,217
Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.234	(c)	03/16/20	1,000	1,000,197
Textron, Inc., Sr. Unsec’d. Notes	3.650		03/01/21	3,000	3,059,309

					9,560,793

Oil & Gas 2.2%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.450		11/15/21	1,764	1,810,510
CNOOC Finance 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A	3.875		05/02/22	2,000	2,094,286
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450		04/01/20	500	500,288
Exxon Mobil Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	2.022	(c)	08/16/22	6,000	6,023,688
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.125		04/14/21	3,000	3,023,956
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100		02/01/21	262	265,518
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450		01/15/21	3,000	3,042,662
Reliance Holding USA, Inc., Gtd. Notes	4.500		10/19/20	1,300	1,321,101
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.750		04/16/22	1,980	2,011,023
Sinopec Group Overseas Development 2015 Ltd. (British Virgin Islands), Gtd. Notes, 144A	2.500		04/28/20	375	375,528
Total Capital International SA (France), Gtd. Notes	2.218		07/12/21	4,400	4,450,146

					24,918,706

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	23

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 3.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375%		11/14/21	3,730	$3,851,388
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.350%	2.046	(c)	05/21/21	2,000	2,003,430
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.650%	2.346	(c)	11/21/22	3,000	3,027,844
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	2.375		11/16/20	3,956	3,980,236
Bayer US Finance II LLC, Gtd. Notes, 144A	3.500		06/25/21	1,800	1,841,060
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.200%	1.892	(c)	11/16/20	1,000	999,950
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%	2.072	(c)	05/16/22	2,000	2,009,096
Cigna Corp., Gtd. Notes, 144A	3.900		02/15/22	4,020	4,191,374
CVS Health Corp.,
Sr. Unsec’d. Notes	2.800		07/20/20	788	789,961
Sr. Unsec’d. Notes	3.700		03/09/23	7,800	8,235,840
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes, 3 Month LIBOR + 0.350%	2.054	(c)	05/14/21	3,295	3,304,816
McKesson Corp., Sr. Unsec’d. Notes	3.650		11/30/20	4,738	4,806,687
Pfizer, Inc., Sr. Unsec’d. Notes	5.200		08/12/20	500	507,605
Zoetis, Inc., Sr. Unsec’d. Notes	3.450		11/13/20	2,235	2,258,858

					41,808,145

Pipelines 2.7%
Colonial Pipeline Co., Sr. Unsec’d. Notes, 144A	3.500		10/15/20	3,750	3,769,109
Enterprise Products Operating LLC,
Gtd. Notes	2.800		02/15/21	8,753	8,842,597
Gtd. Notes	3.500		02/01/22	750	775,585
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500		03/01/21	5,000	5,061,050
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000		02/15/21	4,000	4,102,979
MPLX LP, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	2.785	(c)	09/09/21	7,000	7,021,478

					29,572,798

Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125		03/20/22	6,775	6,992,742
Sinochem Overseas Capital Co. Ltd. (British Virgin Islands), Gtd. Notes, 144A	4.500		11/12/20	1,610	1,640,076

					8,632,818

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 1.3%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	2.261	%(c)	01/15/21	395	$395,006
ERP Operating LP, Sr. Unsec’d. Notes	4.625		12/15/21	7,605	7,978,027
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400		11/01/22	5,935	6,220,926

					14,593,959

Retail 1.4%
AutoZone, Inc., Sr. Unsec’d. Notes	3.700		04/15/22	3,000	3,125,630
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.625		06/01/22	3,250	3,339,000
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625		01/15/22	2,193	2,241,533
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	2.225	(c)	10/28/21	1,900	1,907,576
Walmart, Inc.,
Sr. Unsec’d. Notes	2.850		06/23/20	4,500	4,519,134
Sr. Unsec’d. Notes	3.125		06/23/21	500	511,306

					15,644,179

Semiconductors 0.8%
NVIDIA Corp., Sr. Unsec’d. Notes	2.200		09/16/21	4,330	4,377,898
QUALCOMM, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.245	(c)	05/20/20	4,472	4,477,502

					8,855,400

Software 0.9%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700		03/01/21	9,827	10,021,950

Telecommunications 0.3%
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.233	(c)	05/22/20	3,000	3,004,093

Transportation 0.8%
FedEx Corp., Gtd. Notes	3.400		01/14/22	3,000	3,106,385
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.500		05/11/20	382	382,093
Sr. Unsec’d. Notes, MTN	2.875		06/01/22	3,000	3,077,534
United Parcel Service, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	2.059	(c)	04/01/21	2,500	2,502,649

				9,068,661

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	25

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.1%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	2.530	%(c)	06/01/21	1,000	$1,003,474

TOTAL CORPORATE BONDS (cost $598,283,693)					602,269,393

CERTIFICATES OF DEPOSIT 3.3%

Banks 2.9%
Bank of Nova Scotia (Canada),
3 Month LIBOR + 0.190%	2.078	(c)	03/11/20	500	500,046
3 Month LIBOR + 0.280%	2.208	(c)	09/21/20	500	499,997
BNP Paribas Fortis SA (Belgium), 3 Month LIBOR + 0.200%	2.001	(c)	10/26/20	3,000	2,999,693
BNP Paribas SA (France), 3 Month LIBOR + 0.250%	2.013	(c)	02/01/21	3,000	2,993,519
Credit Agricole Corporate & Investment Bank (France),
3 Month LIBOR + 0.200%	1.895	(c)	08/20/21	3,500	3,492,020
3 Month LIBOR + 0.385%	2.116	(c)	05/11/20	600	600,390
3 Month LIBOR + 0.470%	2.304	(c)	04/10/20	1,000	1,000,477
3 Month LIBOR + 0.480%	2.367	(c)	09/13/21	5,000	4,993,553
3 Month LIBOR + 0.480%	2.380	(c)	09/17/21	920	919,065
Nordea Bank Abp (Finland),
3 Month LIBOR + 0.200%	1.904	(c)	02/14/22	7,000	6,983,319
3 Month LIBOR + 0.300%	2.192	(c)	06/05/20	500	500,217
3 Month LIBOR + 0.400%	2.238	(c)	01/14/21	2,500	2,499,117
Sumitomo Mitsui Banking Corp. (Japan),
3 Month LIBOR + 0.350%	2.198	(c)	07/12/21	1,000	999,464
3 Month LIBOR + 0.355%	2.047	(c)	05/13/21	3,000	2,996,745
3 Month LIBOR + 0.410%	2.309	(c)	06/18/20	250	250,142

					32,227,764

Diversified Financial Services 0.4%
DNB Bank ASA (Norway), 3 Month LIBOR + 0.280%	2.180	(c)	10/08/20	4,000	4,001,198

TOTAL CERTIFICATES OF DEPOSIT (cost $36,264,234)					36,228,962

SOVEREIGN BONDS 0.6%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.875		05/05/21	1,750	1,809,276
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125		03/09/21	2,300	2,402,083

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	2.375%		06/02/21	2,500	$2,512,910

TOTAL SOVEREIGN BONDS (cost $6,668,609)					6,724,269

TOTAL LONG-TERM INVESTMENTS (cost $927,281,863)					932,372,445

				Shares

SHORT-TERM INVESTMENTS 19.8%

AFFILIATED MUTUAL FUNDS 1.0%
PGIM Core Ultra Short Bond Fund(w)				10,966,758	10,966,758
PGIM Institutional Money Market Fund (cost $441; includes $411 of cash collateral for securities on loan)(b)(w)				441	441

TOTAL AFFILIATED MUTUAL FUNDS (cost $10,967,199)					10,967,199

				Principal Amount (000)#

TIME DEPOSIT 0.5%
JPMorgan Chase (cost $5,060,301)	0.950		03/02/20	5,060	5,060,301

CERTIFICATES OF DEPOSIT 2.2%

Banks 2.2%
Bank of Nova Scotia (Canada), 1 Month LIBOR + 0.180%	1.827	(c)	06/19/20	1,500	1,499,457
Barclays Bank PLC (United Kingdom), 3 Month LIBOR + 0.450%	2.269	(c)	10/21/20	8,000	7,997,358
BNP Paribas SA (France), 1 Month LIBOR + 0.220%	1.847	(c)	06/25/20	2,000	1,998,938
Credit Suisse AG (Switzerland), SOFR + 0.480%	2.060	(c)	10/02/20	5,000	4,996,375
MUFG Bank Ltd. (Japan), 3 Month LIBOR + 0.160%	1.843	(c)	05/22/20	3,500	3,502,184
Natixis SA (France),
1 Month LIBOR + 0.290%	1.958	(c)	06/05/20	1,450	1,450,333
3 Month LIBOR + 0.170%	2.131	(c)	03/27/20	1,750	1,750,302
US Bank NA	1.818	(c)	06/19/20	1,000	1,000,465

TOTAL CERTIFICATES OF DEPOSIT (cost $24,200,158)					24,195,412

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	27

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER 15.2%
ASSA ABLOY Financial Services 144A	1.802%		03/20/20	5,000	$4,994,908
B.A.T. International Finance PLC 144A	1.953		03/23/20	4,000	3,995,323
B.A.T. International Finance PLC 144A	2.057		03/13/20	1,000	999,329
Boeing Co. 144A	2.205		11/18/20	10,000	9,856,340
Commonwealth Bank of Australia (Australia) 144A	1.959	(c)	04/02/20	1,000	1,000,074
Daimler Finance North America LLC 144A	2.142		03/26/20	4,250	4,244,384
Enbridge US, Inc. 144A	1.773		03/31/20	5,000	4,992,129
Enbridge US, Inc. 144A	1.803		03/20/20	3,000	2,996,945
Eni Finance USA, Inc. 144A	2.151		03/12/20	5,000	4,996,786
Eni Finance USA, Inc. 144A	2.009		03/27/20	3,000	2,995,905
Exelon Generation Co. LLC 144A	1.792		03/23/20	3,000	2,996,492
Exelon Generation Co. LLC 144A	1.813		03/04/20	7,000	6,998,172
Federation des Caisses Desjardins du Quebec (Canada) 144A	1.900	(c)	08/14/20	1,500	1,501,402
Federation des Caisses Desjardins du Quebec (Canada) 144A	1.987	(c)	09/04/20	6,000	6,002,699
General Electric Co.	2.112		03/17/20	2,500	2,497,827
Glencore Funding LLC 144A	1.884		03/26/20	10,000	9,985,720
HSBC Bank PLC (United Kingdom) 144A	2.078	(c)	10/13/20	6,000	6,007,673
HSBC Bank PLC (United Kingdom) 144A	1.977	(c)	11/02/20	2,000	2,001,865
ING US Funding LLC 144A	2.098	(c)	09/23/20	7,000	7,005,865
Marriott International, Inc. 144A	1.847		09/04/20	5,000	4,950,703
McKesson Corp. 144A	2.160		03/05/20	3,000	2,999,152
NextEra Energy, Inc. 144A	1.846		03/24/20	6,000	5,992,679
Nissan Motor Acceptance Corp. 144A	1.963		12/15/20	4,000	3,935,883
Nissan Motor Acceptance Corp. 144A	1.942		12/11/20	4,000	3,936,956
Nissan Motor Acceptance Corp. 144A	1.973		12/14/20	1,500	1,476,063
Phillips 66 144A	1.921		03/11/20	4,000	3,997,708
Sempra Energy 144A	2.070		03/03/20	6,000	5,998,874
Shell International Finance BV 144A	2.037	(s)	06/30/20	3,500	3,482,935
Starbucks Corp. 144A	1.966		06/10/20	5,000	4,975,523
SunCor Energy, Inc. (Canada) 144A	2.118	(s)	03/23/20	7,000	6,991,815
SunCor Energy, Inc. 144A	2.030		04/01/20	1,000	998,376
TransCanada Pipelines Ltd. 144A	2.085	(s)	03/06/20	8,000	7,997,355
VW Credit, Inc. 144A	1.988		01/29/21	7,000	6,871,228
VW Credit, Inc. 144A	2.118	(s)	03/30/20	1,000	998,475
Walgreens Boots Alliance, Inc. 144A	2.097		09/15/20	4,500	4,452,800
Walgreens Boots Alliance, Inc. 144A	1.847		08/28/20	2,000	1,981,072
Walgreens Boots Alliance, Inc. 144A	2.096		09/10/20	4,500	4,454,102
Welltower, Inc. 144A	2.161		03/13/20	6,000	5,995,972

TOTAL COMMERCIAL PAPER (cost $168,520,824)					168,557,509

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE NOTES 0.9%

Telecommunications 0.4%
BellSouth LLC, 144A	4.266	(c) %	04/26/20	5,000	$5,015,870

Pharmaceuticals 0.5%
Bristol-Myers Squibb Co., 144A	2.875	(c)	08/15/20	5,095	5,124,759

TOTAL CORPORATE NOTES (cost $10,121,576)					10,140,629

TOTAL SHORT-TERM INVESTMENTS (cost $218,870,058)					218,921,050

TOTAL INVESTMENTS 103.9% (cost $1,146,151,921)					1,151,293,495

Liabilities in excess of other assets (3.9)%					(43,268,456)

NET ASSETS 100.0%					$1,108,025,039

The	following abbreviations are used in the semi-annual report:

(Q)—Quarterly payment frequency for swaps

(S)—Semiannual payment frequency for swaps
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BKNT—Bank Note

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate Data

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(p)	Interest rate not available as of February 29, 2020.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	29

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Futures contracts outstanding at February 29, 2020:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
84	2 Year U.S. Treasury Notes	Jun. 2020	$18,339,563	$(75,039)

Interest rate swap agreements outstanding at February 29, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2020	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,510	04/10/20	2.587%(S)	3 Month LIBOR(1)(Q)	$10,989	$(37,878)	$(48,867)
30,250	07/18/20	2.711%(S)	3 Month LIBOR(1)(Q)	(176,283)	(175,064)	1,219
28,850	11/02/20	2.806%(S)	3 Month LIBOR(1)(Q)	(236,080)	(519,206)	(283,126)
37,080	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	(582,261)	(1,044,587)	(462,326)
44,290	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	(627,506)	(1,188,234)	(560,728)
20,295	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(373,325)	(545,622)	(172,297)
14,930	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(281,998)	(611,863)	(329,865)
29,445	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	(343,957)	(485,347)	(141,390)
26,525	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(440,463)	(836,159)	(395,696)
24,945	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	(286,335)	(811,074)	(524,739)
16,000	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(207,614)	(559,730)	(352,116)
26,765	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	(96,315)	(486,790)	(390,475)
4,640	05/04/20	1.713%(S)	3 Month LIBOR(1)(Q)	21,244	(19,576)	(40,820)
3,250	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	32,504	(66,283)	(98,787)
9,235	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	(12,578)	(88,006)	(75,428)
33,600	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(25,571)	(370,620)	(345,049)
19,000	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(220,783)	(547,328)	(326,545)
25,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	(24,714)	(363,120)	(338,406)
9,900	02/12/22	1.420%(S)	3 Month LIBOR(1)(Q)	2,861	(77,168)	(80,029)

				$(3,868,185)	$(8,833,655)	$(4,965,470)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$2,817,000	$—

See Notes to Financial Statements.

30

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobile	$—	$5,559,640	$—
Collateralized Loan Obligations	—	192,405,917	—
Commercial Mortgage-Backed Securities	—	89,184,264	—
Corporate Bonds	—	602,269,393	—
Time Deposit	—	5,060,301	—
Certificates of Deposit	—	60,424,374	—
Sovereign Bonds	—	6,724,269	—
Affiliated Mutual Funds	10,967,199	—	—
Commercial Paper	—	168,557,509	—
Corporate Notes	—	10,140,629	—

Total	$10,967,199	$1,140,326,296	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$1,219	$—

Total	$—	$1,219	$—

Liabilities
Futures Contracts	$(75,039)	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	(4,966,689)	—

Total	$(75,039)	$(4,966,689)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	31

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2020 were as follows:

Banks	18.7%
Collateralized Loan Obligations	17.4
Commercial Paper	15.2
Commercial Mortgage-Backed Securities	8.0
Pharmaceuticals	4.3
Electric	4.1
Pipelines	2.7
Insurance	2.4
Oil & Gas	2.2
Diversified Financial Services	2.2
Food	2.0
Computers	1.9
Auto Manufacturers	1.5
Retail	1.4
Real Estate Investment Trusts (REITS)	1.3
Chemicals	1.2
Beverages	1.2
Machinery-Diversified	1.2
Affiliated Mutual Fund	1.0
Machinery-Constructions & Mining	1.0
Software	0.9
Miscellaneous Manufacturer	0.8
Transportation	0.8
Semiconductors	0.8
Advertising	0.8
Real Estate	0.8%
Biotechnology	0.7
Telecommunications	0.7
Media	0.7
Sovereign	0.6
Cosmetics & Personal Care	0.6
Lodging	0.5
Automobile ABS	0.5
Healthcare-Products	0.5
Aerospace & Defense	0.5
Agriculture	0.5
Time Deposit	0.5
Commercial Services	0.4
Hand & Machine Tools	0.4
Environmental Control	0.3
Coal	0.3
Holding Companies-Diversified	0.2
Electronics	0.1
Trucking & Leasing	0.1
Building Materials	0.0 *

103.9
Liabilities in excess of other assets	(3.9)

100.0%

*	Less than +/- 0.05%.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

32

Fair values of derivative instruments as of February 29, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures*	$—	Due from/to broker—variation margin futures*	$(75,039)
Interest rate contracts	Due from/to broker—variation margin swaps*	1,219	Due from/to broker—variation margin swaps*	(4,966,689)

		$1,219		$(5,041,728)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 29, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(108)	$(154,263)	$(154,371)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(75,039)	$(2,182,801)	$(2,257,840)

For the period ended February 29, 2020 the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Interest Rate Swap Agreements(1)
$—	$6,113,188	$345,235,000

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	33

Statement of Assets & Liabilities (unaudited)

as of February 29, 2020

Assets
Investments at value:
Unaffiliated investments (cost $1,135,184,722)	$1,140,326,296
Affiliated investments (cost $10,967,199)	10,967,199
Cash	460
Receivable for Fund shares sold	17,527,965
Interest and dividends receivable	5,434,152
Deposit with broker for centrally cleared/exchange-traded derivatives	2,817,000
Receivable for investments sold	102,042
Other assets	386

Total Assets	1,177,175,500

Liabilities
Payable for investments purchased	68,062,017
Payable to broker for collateral for securities on loan	411
Management fee payable	120,144
Due to broker—variation margin swaps	902,264
Due to broker—variation margin futures	65,625

Total Liabilities	69,150,461

Net Assets	$1,108,025,039

Net assets were comprised of:
Common stock, at par	$22,125
Paid-in capital in excess of par	1,107,398,544
Total distributable earnings (loss)	604,370

Net assets, February 29, 2020	$1,108,025,039

Net asset value, offering price and redemption price per share, ($1,108,025,039 / 22,125,000 shares of common stock issued and outstanding)	$50.08

See Notes to Financial Statements.

34

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Interest income	$9,726,890
Affiliated dividend income	218,349
Income from securities lending, net (including affiliated income of $1,877)	1,877

Total income	9,947,116

Expenses
Management fee	601,972

Total expenses	601,972

Net investment income (loss)	9,345,144

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $411)	163,967
Futures transactions	(108)
Swap agreement transactions	(154,263)

9,596

Net change in unrealized appreciation (depreciation) on:
Investments	2,974,084
Futures	(75,039)
Swap agreements	(2,182,801)

716,244

Net gain (loss) on investment transactions	725,840

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,070,984

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF	35

Statements of Changes in Net Assets

	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,345,144	$6,839,166
Net realized gain (loss) on investments	9,596	985,575
Net change in unrealized appreciation (depreciation) on investments	716,244	(584,275)

Net increase (decrease) in net assets resulting from operations	10,070,984	7,240,466

Dividends and Distributions
Distributions from distributable earnings	(10,604,027)	(6,192,897)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	750,969,240	549,371,823
Cost of shares reacquired	(205,400,923)	(40,056,360)

Net increase (decrease) in net assets from Fund share transactions	545,568,317	509,315,463

Total increase (decrease)	545,035,274	510,363,032

Net Assets:
Beginning of period	562,989,765	52,626,733

End of period	$1,108,025,039	$562,989,765

See Notes to Financial Statements.

36

Notes to Financial Statements (unaudited)

PGIM ETF Trust (the “Trust”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”), and operated as an exchange-traded fund. The Trust was organized as a Delaware statutory trust on October 23, 2017 and consists of six separate series (each, a “Fund” and collectively, the “Funds”): PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF.

These financial statements relate only to PGIM Ultra Short Bond ETF.

The investment objective of the Fund is to seek total return through a combination of current income and capital appreciation, consistent with preservation of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Ultra Short Bond ETF	37

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an

38

approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under

PGIM Ultra Short Bond ETF	39

Notes to Financial Statements (unaudited) (continued)

federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and

40

received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period-end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned

PGIM Ultra Short Bond ETF	41

Notes to Financial Statements (unaudited) (continued)

and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Pursuant to a management agreement with the Trust on behalf of the Fund (the Management Agreement), PGIM Investments, subject to the supervision of the Board and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention

42

and disposition of assets. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the investment subadviser(s) and make recommendations to the Board with respect to the retention of investment subadvisers and the renewal of contracts. The Manager also administers the Fund’s business affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian (the Custodian). The management services of PGIM Investments to the Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.

The Board of Trustees of the Trust has approved a unitary management fee structure for the Fund. Under the unitary fee structure, the Manager is responsible for paying substantially all the expenses of the Fund, costs of borrowing money (including interest expenses and any loan commitment or other associated fees), taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.15% of the Fund’s average daily net assets. The Manager has contractually agreed, beginning from the inception of the Fund, to waive any management fees it receives from the Fund in an amount equal to the subadvisory fees paid by the Fund to the PGIM Institutional Money Market Fund due to the Fund’s investment of its excess overnight cash in the PGIM Institutional Money Market Fund. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the PGIM Institutional Money Market Fund.

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc., the Fund’s investment subadvisor (the “subadvisor”), which provides subadvisory services to the Fund through PGIM Fixed Income and PGIM Limited, each of which is a business unit of PGIM, Inc. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Fund in accordance with the Fund’s investment objectives, policies and restrictions. The subadviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadviser’s performance of such services. The Manager pays for the services of the subadviser.

PGIM Ultra Short Bond ETF	43

Notes to Financial Statements (unaudited) (continued)

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent, Administrative Agent and Securities Lending Agent for the Trust. Pursuant to a Custodian Agreement, BBH maintains certain financial accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for any non-US assets held outside the United States. Pursuant to an Administrative and Transfer Agency Agreement, BBH maintains certain books and records and provides transfer agency, administrative, legal, tax support and accounting and financial reporting services for the maintenance and operations of the Trust. As the transfer and dividend disbursing agent of the Trust, BBH provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, BBH receives compensation from the Manager and is reimbursed for expenses, including custodian and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements. As securities lending agent, BBH is responsible for marketing to approved borrowers available securities from the Fund’s portfolio. As administered by BBH, available securities from the Fund’s portfolio are furnished to borrowers through security-by-security loans effected by BBH as lending agent on behalf of the Fund. BBH is responsible for the administration and management of the Fund’s securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Fund’s custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers in accordance with the Fund’s investment guidelines. BBH receives as compensation for its services a portion of the amount earned by the Fund for lending securities.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings

44

from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the period ended February 29, 2020, no 17a-7 transactions were entered into by the Fund.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of the Fund. The Distributor is a subsidiary of Prudential, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended February 29, 2020, were $518,444,702 and $6,820,574 respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the period ended February 29, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$9,860,408	$627,840,350	$626,734,000	$—	$—	$10,966,758	10,966,758	$218,349
PGIM Institutional Money Market Fund*
—	4,756,992	4,756,962	—	411	441	441	1,877**

$9,860,408	$632,597,342	$631,490,962	$—	$411	$10,967,199	10,967,199	$220,226

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

PGIM Ultra Short Bond ETF	45

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2020 were as follows:

Tax Basis	$1,146,366,957

Gross Unrealized Appreciation	5,337,706
Gross Unrealized Depreciation	(5,451,677)

Net Unrealized Depreciation	$(113,971)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2019 of $12,087 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended August 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof to investors who have entered into an agreement with the Distributor and are authorized to transact with the Trust in Creation Units (“Authorized Participants”). A Creation Unit consists of 25,000 shares of the Fund. The Fund generally issues and redeems Creation Units in return for a specified amount of cash and/ or designated portfolio of securities. Except when aggregated in Creation Units, shares are not individually redeemable. Authorized Participants transacting in Creation Units including non-standard orders and whole or partial cash purchases or redemptions may also pay variable transaction fees to compensate the Fund for certain transaction costs (e.g. brokerage costs) relating to

46

investing in portfolio securities. Such variable transaction fees, if any, are currently being waived by the Fund. In addition, fixed transaction fees are imposed for the transfer and other costs associated with the creation or redemption of Creation Units. Authorized Participants are responsible for paying these fixed transaction fees to BBH. As of February 29, 2020, these fixed transaction fees are being paid by PGIM Investments. For the reporting period ended February 29, 2020 PGIM Investments paid $29,250 of fixed transaction fees to BBH.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 29, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Ultra Short Bond Fund ETF	2,497,880	11%

At reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Ultra Short Bond Fund ETF	1	11%	5	61%

Transactions in shares of beneficial interest were as follows: Reporting period ended February 29, 2020:

	Shares	Amount
Shares sold	15,000,000	$750,969,240
Shares reacquired	(4,100,000)	(205,400,923)

Net increase (decrease) in shares outstanding before conversion	10,900,000	545,568,317

Net increase (decrease) in shares outstanding	10,900,000	$545,568,317

Year ended August 31, 2019:

	Shares	Amount
Shares sold	10,975,000	$549,371,823
Shares reacquired	(800,000)	(40,056,360)

Net increase (decrease) in shares outstanding before conversion	10,175,000	509,315,463

Net increase (decrease) in shares outstanding	10,175,000	$509,315,463

PGIM Ultra Short Bond ETF	47

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 - 10/1/2020	10/4/2018 - 10/2/2019
Total Commitment	$1,222,500,000*	$900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the period ended February 29, 2020. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $830,000, borrowed at a weighted average interest rate of 3.69%. The maximum loan balance outstanding during the period was $830,000. At February 29, 2020, the Fund did not have an outstanding loan balance.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of

48

intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/ or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk”, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

ETF Shares Trading Risk: Fund shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk”. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the

Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may

PGIM Ultra Short Bond ETF	49

Notes to Financial Statements (unaudited) (continued)

make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are

50

effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

In September 2019, the Securities and Exchange Commission adopted a new rule and related form amendments regulating ETFs. The Manager is currently evaluating the rule and form amendments, but does not anticipate any material impact on future financial statement disclosures.

10. Subsequent Event

Subsequent to February 29, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which have adversely impacted the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

PGIM Ultra Short Bond ETF	51

Financial Highlights

	Six Months Ended February 29, 2020 (unaudited)		Year Ended August 31, 2019	April 5, 2018(e) through August 31, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.15		$50.12	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.58		1.40	0.53
Net realized and unrealized gain (loss) on investments	0.08		(0.02)	0.01
Total from investment operations	0.66		1.38	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.73)		(1.35)	(0.42)
Net asset value, end of period	$50.08		$50.15	$50.12
Total Return(b):	1.31%		2.80%	1.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,108,025		$562,990	$52,627
Average net assets (000)	$807,039		$246,678	$33,209
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15%	(d)	0.15%	0.15%	(d)
Expenses before waivers and/or expense reimbursement	0.15%	(d)	0.15%	0.15%	(d)
Net investment income (loss)	2.33%	(d)	2.77%	2.58%	(d)
Portfolio turnover rate(f)	1%		7%	145%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Ultra Short Bond ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ULTRA SHORT BOND ETF

TICKER SYMBOL	PULS

ETF1000E2

PGIM ACTIVE HIGH YIELD BOND ETF (NYSE Arca: PHYL)

SEMIANNUAL REPORT

FEBRUARY 29, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You should contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Active High Yield Bond ETF informative and useful. The report covers performance for the six-month period ended February 29, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Active High Yield Bond ETF

April 15, 2020

PGIM Active High Yield Bond ETF	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/29/20	Average Annual Total Returns as of 2/29/20
	Six Months* (%)	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	1.68	7.62	6.88 (9/24/18)
Market Price**	2.57	8.53	7.76 (9/24/18)
Bloomberg Barclays US High Yield Very Liquid Index	0.93	5.60	5.32

*Not annualized.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Source: PGIM Investments LLC and Lipper Inc.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

Bloomberg Barclays US High Yield Very Liquid Index (VLI)—The Bloomberg Barclays US High Yield Very Liquid Index is a component of the US Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed rate corporate bond market. The Index uses the same eligibility criteria as the US Corporate High Yield Index, but includes only the three largest bonds from each issuer that have a minimum amount outstanding of USD500mn and less than five years from issue date. The Index also limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

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Credit Quality expressed as a percentage of total investments as of 2/29/20 (%)
AAA	5.0
BBB	2.3
BB	35.2
B	43.2
CCC	12.3
CC	0.2
C	0.1
Not Rated	–0.4
Cash/Cash Equivalents	2.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change.

Distributions and Yields as of 2/29/20
Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
1.74	6.68	6.68

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Active High Yield Bond ETF	5

Fees and Expenses

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2020. The example is for illustrative purposes only.

Actual Expenses

The information under each column in the line entitled “Actual” on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information under each column in the line entitled “Hypothetical” on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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PGIM Active High Yield Bond ETF	Beginning Account Value September 1, 2019		Ending Account Value February 29, 2020		Annualized Expense Ratio based on the Six-Month Period		Expenses Paid During the Six-Month Period*
Actual Hypothetical	$ $	1,000.00 1,000.00	$ $	1,016.80 1,022.53	0.53 0.53	% %	$ $	2.66 2.66

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2020, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Active High Yield Bond ETF	7

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.9%

ASSET-BACKED SECURITIES 5.0%

Collateralized Loan Obligations 5.0%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	2.931	%(c)	07/15/26	174	$174,368
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	3.116	(c)	07/17/29	250	249,571
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	3.071	(c)	10/15/28	250	249,674
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.981	(c)	07/15/28	250	250,068
Wellfleet CLO Ltd. (Cayman Islands), Series 2015- 1A, Class AR3, 144A, 3 Month LIBOR + 1.280%	3.099	(c)	07/20/29	275	274,539
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	2.781	(c)	04/15/29	250	247,176

TOTAL ASSET-BACKED SECURITIES (cost $1,447,463)					1,445,396

BANK LOANS 4.8%

Casinos & Gaming 0.2%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	4.366	(c)	08/14/24	75	72,493

Diversified/Conglomerate Services 0.1%
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.603	(c)	10/10/24	50	39,719

Electric & Gas Marketing 0.3%
Heritage Power LLC, Term Loan, 3 Month LIBOR + 6.000%	7.771	(c)	07/30/26	100	94,638

Healthcare & Pharmaceuticals 0.2%
Mallinckrodt International Finance SA, 2017 Term B Loan (Luxembourg), 3 Month LIBOR + 2.750%	4.695	(c)	09/24/24	50	44,518

Infrastructure Software 1.6%
McAfee LLC,
Initial Loan (Second Lien), 1 Month LIBOR + 8.500%	10.103	(C)	09/29/25	219	219,024
Term B USD Loan, 1 Month LIBOR + 3.750%	5.353	(C)	09/30/24	243	241,770

					460,794

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	9

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)

Oil & Gas 1.0%
Chesapeake Energy Corp., Class A Term Loan, 3 Month LIBOR + 8.000%	9.928	%(c)	05/23/24	200	$180,500
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	6.945	(c)	03/28/24	75	74,624
Term B Loan, 3 Month LIBOR + 4.500%	6.445	(c)	07/29/21	25	24,677

					279,801

Software 0.7%
Informatica LLC, Initial Loan (Second Lien)	—	(p)	02/25/25	25	25,000
Playtika Holding Corp., Term B Loan, 1 Month LIBOR + 6.000%	7.603	(c)	12/10/24	125	124,844
TIBCO Software, Inc., Term Loan (Second Lien)	—	(p)	02/14/28	50	50,937

					200,781

Specialty Chemicals 0.7%
Solenis Holdings LLC,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.500%	10.113	(c)	06/26/26	100	94,500
Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.613	(c)	06/26/25	99	96,759

					191,259

TOTAL BANK LOANS (cost $1,411,736)					1,384,003

CORPORATE BONDS 87.1%

Advertising 0.8%
National CineMedia LLC, Sr. Sec’d. Notes, 144A	5.875		04/15/28	50	51,212
Sr. Unsec’d. Notes	5.750		08/15/26	50	49,754
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875		12/15/27	120	119,106

					220,072

Aerospace & Defense 2.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		12/01/24	350	354,659
Sr. Unsec’d. Notes, 144A	7.500		03/15/25	25	24,710
Sr. Unsec’d. Notes, 144A	7.875		04/15/27	175	172,701
Sr. Unsec’d. Notes, 144A	8.750		12/01/21	75	79,878

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Aerospace & Defense (cont’d.)
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750%	12/31/23	50	$53,190
TransDigm, Inc., Gtd. Notes	6.500	05/15/25	100	103,353

				788,491

Agriculture 0.6%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	25	24,938
Sr. Sec’d. Notes, 144A	6.125	02/01/25	150	145,050

				169,988

Auto Manufacturers 1.6%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	50	51,234
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	125	109,931
Sr. Unsec’d. Notes	5.291	12/08/46	175	160,248
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	140	145,298

				466,711

Auto Parts & Equipment 2.0%
Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A	4.875	08/15/26	200	172,406
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25	25	24,227
Gtd. Notes	6.250	03/15/26	100	96,331
Gtd. Notes	6.500	04/01/27	50	48,041
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	75	66,929
Dana Financing Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	6.500	06/01/26	100	105,432
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	75	58,927

				572,293

Banks 0.2%
CIT Group, Inc., Subordinated	6.125	03/09/28	50	60,059

Building Materials 1.6%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	75	74,246
Griffon Corp., Sr. Unsec’d. Notes, 144A	5.750	03/01/28	25	25,189
Masonite International Corp. (Canada), Gtd. Notes, 144A	5.375	02/01/28	30	31,508
Patrick Industries, Inc., Sr. Unsec’d. Notes, 144A	7.500	10/15/27	50	54,383
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	100	102,852

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	11

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500%	03/15/27	20	$21,461
US Concrete, Inc., Gtd. Notes	6.375	06/01/24	150	152,911

				462,550

Chemicals 4.1%
Ashland LLC, Gtd. Notes	6.875	05/15/43	75	89,361
Atotech Alpha 2 BV (Netherlands), Sr. Unsec’d. Notes, Cash coupon 8.750% or PIK 9.500%, 144A	8.750	06/01/23	200	202,551
Blue Cube Spinco LLC, Gtd. Notes	10.000	10/15/25	75	81,656
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	50	42,936
Gtd. Notes	6.625	05/15/23	75	72,345
Gtd. Notes(a)	7.000	05/15/25	100	93,565
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	50	44,875
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	80	79,635
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	115	109,369
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	75	72,297
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	65	66,022
Tronox Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750	10/01/25	95	89,867
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	75	71,980
Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30	20	19,726
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(a)	5.750	07/15/25	60	54,717

				1,190,902

Commercial Services 4.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	25	26,208
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	125	133,345
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	25	25,469
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	135	143,169
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	335	370,265
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30	25	24,479
Gtd. Notes	4.875	01/15/28	325	334,011
Gtd. Notes	5.250	01/15/30	200	211,684

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750%	08/15/26	95	$103,551

				1,372,181

Computers 1.0%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	226	227,589
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	59	61,824

				289,413

Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	25	25,970

Diversified Financial Services 3.3%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	50	49,291
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	55	60,005
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	25	26,086
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	75	76,183
Gtd. Notes, 144A	8.125	07/15/23	25	26,097
Gtd. Notes, 144A	9.125	07/15/26	250	271,626
Springleaf Finance Corp.,
Gtd. Notes	5.375	11/15/29	25	25,552
Gtd. Notes	6.625	01/15/28	50	54,931
Gtd. Notes	6.875	03/15/25	75	83,287
Gtd. Notes	7.125	03/15/26	250	277,402

				950,460

Electric 3.5%
Calpine Corp.,
Sr. Unsec’d. Notes	5.750	01/15/25	350	348,926
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	275	259,240
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28	75	78,341
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	90	91,030
Gtd. Notes, 144A	5.625	02/15/27	225	230,589

				1,008,126

Electronics 0.1%
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000	10/01/25	25	26,417

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	13

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy—Alternate Sources 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500%	01/15/26	50	$52,072

Engineering & Construction 0.8%
AECOM,
Gtd. Notes	5.125	03/15/27	125	129,313
Gtd. Notes	5.875	10/15/24	25	27,045
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	75	78,326

				234,684

Entertainment 3.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	50	40,306
Gtd. Notes(a)	5.875	11/15/26	175	139,706
Gtd. Notes(a)	6.125	05/15/27	25	19,988
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	175	173,426
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	100	107,342
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	75	79,283
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	50	51,189
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	125	124,828
Gtd. Notes, 144A	7.000	05/15/28	25	24,392
Gtd. Notes, 144A	7.250	11/15/29	25	24,403
Gtd. Notes, 144A	8.250	03/15/26	100	103,259
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	50	52,311
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	30	29,187

				969,620

Food 2.8%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.875	02/15/30	25	25,000
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	50	49,444
Gtd. Notes(a)	5.250	09/15/27	50	48,659
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	325	333,735

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500%	04/15/29	5	$5,432
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	25	26,455
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	125	129,719
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29	125	129,723
Gtd. Notes, 144A	5.625	01/15/28	50	52,038

				800,205

Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	125	125,979
Sr. Unsec’d. Notes	5.750	05/20/27	75	77,997
Sr. Unsec’d. Notes	5.875	08/20/26	50	51,933

				255,909

Healthcare—Services 5.2%
Centene Corp., Sr. Unsec’d. Notes, 144A	4.250	12/15/27	25	25,793
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23	100	100,330
HCA, Inc.,
Gtd. Notes	5.625	09/01/28	150	170,216
Gtd. Notes	5.875	02/01/29	150	173,263
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	75	72,163
Polaris Intermediate Corp., Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK 9.250%, 144A(a)	8.500	12/01/22	210	178,503
RegionalCare Hospital Partners Holdings, Inc./ LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	225	241,893
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	75	82,893
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	125	131,077
Sr. Unsec’d. Notes	6.750	06/15/23	200	214,019
Sr. Unsec’d. Notes	6.875	11/15/31	125	129,748

				1,519,898

Home Builders 5.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	100	103,699
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	75	86,383

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	15

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27	50	$50,657
Gtd. Notes	6.750	03/15/25	75	77,412
Gtd. Notes, 144A	7.250	10/15/29	50	53,037
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	25	24,762
Gtd. Notes, 144A	6.250	09/15/27	75	77,650
Gtd. Notes, 144A	6.375	05/15/25	50	52,050
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	75	82,466
Forestar Group, Inc.,
Gtd. Notes, 144A	8.000	04/15/24	25	27,098
Sr. Unsec’d. Notes, 144A	5.000	03/01/28	25	24,590
KB Home,
Gtd. Notes	4.800	11/15/29	25	26,416
Gtd. Notes	6.875	06/15/27	50	59,153
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	50	52,307
Gtd. Notes, 144A	4.950	02/01/28	25	25,455
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	25	24,243
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	75	78,514
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	75	80,466
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	125	139,025
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	50	50,723
PulteGroup, Inc., Gtd. Notes	5.000	01/15/27	25	27,488
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25	125	128,442
Gtd. Notes, 144A	5.875	06/15/27	75	84,081
Gtd. Notes, 144A	6.625	07/15/27	75	81,234
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	100	107,974

				1,625,325

Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	25	25,661

Housewares 0.2%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	4.500	10/15/29	50	51,890

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 0.9%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes	6.000%	04/01/23	75	$76,592
Gtd. Notes	6.375	05/15/25	50	51,052
Gtd. Notes, 144A	5.750	01/15/27	120	122,423

				250,067

Iron/Steel 0.4%
Cleveland-Cliffs, Inc.,
Gtd. Notes(a)	5.750	03/01/25	29	26,505
Gtd. Notes, 144A	5.875	06/01/27	100	84,233

				110,738

Lodging 0.3%
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A	4.750	01/15/28	20	19,961
MGM Resorts International, Gtd. Notes	5.500	04/15/27	25	27,465
Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	25	23,850
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	25	25,241

				96,517

Machinery-Diversified 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	25	25,675
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	125	127,500

				153,175

Media 7.8%
AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	40	39,865
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	150	154,612
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	230	239,243
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	175	186,497
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24	434	462,061
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	75	77,959
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	255	206,521
Sr. Sec’d. Notes, 144A	5.375	08/15/26	175	161,441
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	90	96,794

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	17

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Entercom Media Corp.,
Gtd. Notes, 144A(a)	7.250%	11/01/24	50	$52,632
Sec’d. Notes, 144A	6.500	05/01/27	20	21,025
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	65	67,127
Gtd. Notes, 144A	7.000	05/15/27	75	81,355
iHeartCommunications, Inc., Gtd. Notes	8.375	05/01/27	125	135,795
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	60	60,241
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	100	100,574
Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	20	20,751
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	94,181

				2,258,674

Mining 3.1%
Constellium SE (France), Gtd. Notes, 144A	5.875	02/15/26	250	253,960
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	75	81,379
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.875	03/01/26	200	186,853
Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24	30	30,944
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	25	24,567
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	85	87,259
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.250	11/15/22	40	40,290
Gtd. Notes, 144A	6.375	05/15/25	55	53,990
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	150	155,126

				914,368

Miscellaneous Manufacturer 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	25	26,524
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	35	35,213
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	25	23,498

				85,235

Oil & Gas 6.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(d)	7.875	12/15/24	310	664
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	175	90,048
Gtd. Notes	5.125	12/01/22	25	15,558

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Antero Resources Corp., (cont’d.)
Gtd. Notes	5.375%	11/01/21	50	$41,655
Gtd. Notes	5.625	06/01/23	50	27,142
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	75	47,204
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	175	149,300
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	25	21,733
Chesapeake Energy Corp.,
Gtd. Notes	4.875	04/15/22	25	15,206
Sec’d. Notes, 144A	11.500	01/01/25	142	82,141
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	125	129,987
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	58	53,130
Gtd. Notes, 144A	7.250	03/14/27	100	74,102
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	24,053
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25	50	34,624
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	73,636
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	175	61,311
Gtd. Notes, 144A	7.375	05/15/24	50	17,922
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	100	80,655
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	25	18,211
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	30	28,410
Sr. Unsec’d. Notes, 144A	7.125	02/01/27	50	47,171
Nabors Industries Ltd. (Bermuda),
Gtd. Notes, 144A	7.250	01/15/26	25	22,976
Gtd. Notes, 144A	7.500	01/15/28	25	24,038
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	150	107,530
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	75	69,177
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	50	31,642
Gtd. Notes	5.000	03/15/23	150	108,728
Gtd. Notes, 144A	9.250	02/01/26	50	33,932
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	50	50,517
Transocean Pontus Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	6.125	08/01/25	42	42,144

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	19

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Transocean, Inc. (Cayman Islands),
Gtd. Notes, 144A	7.250%		11/01/25	85	$70,336
Gtd. Notes, 144A	7.500		01/15/26	50	40,271
Gtd. Notes, 144A	8.000		02/01/27	25	20,937
Valaris PLC (United Kingdom),
Sr. Unsec’d. Notes	5.750		10/01/44	25	7,637
Sr. Unsec’d. Notes	7.750		02/01/26	90	35,468
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250		09/15/24	75	75,358
Sr. Unsec’d. Notes	5.250		10/15/27	50	49,272
Sr. Unsec’d. Notes	5.750		06/01/26	50	49,654

					1,973,480

Packaging & Containers 0.4%
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375		08/15/25	50	55,180
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A	7.000		07/15/24	50	50,545

					105,725

Pharmaceuticals 2.3%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27	65	71,427
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000		01/30/28	50	49,278
Gtd. Notes, 144A	5.250		01/30/30	50	49,428
Gtd. Notes, 144A	6.125		04/15/25	250	255,017
Gtd. Notes, 144A	7.000		01/15/28	50	53,532
Gtd. Notes, 144A	7.250		05/30/29	140	153,018
Sr. Sec’d. Notes, 144A	5.750		08/15/27	25	26,595

					658,295

Pipelines 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375		09/15/24	25	18,927
Gtd. Notes, 144A	5.750		01/15/28	125	85,932
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500		03/15/26	25	20,481
Energy Transfer Operating LP, 5 Year CMT Index + 5.306%	7.125	(c)		50	47,229

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	7.500%	07/15/38	100	$108,406
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	25	23,237
Gtd. Notes, 144A	5.500	01/15/28	125	111,328
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.875	04/15/26	50	50,933

				466,473

Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	47	47,177
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	150	155,078
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	25	25,533
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	125	122,135

				349,923

Real Estate Investment Trusts (REITs) 0.8%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500	01/15/28	75	76,887
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	50	52,240
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	55	55,629
Gtd. Notes, 144A	4.625	12/01/29	40	41,364

				226,120

Retail 5.0%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	75	78,673
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	75	73,241
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	208,263
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	75	62,874
Sr. Unsec’d. Notes(a)	6.500	05/01/21	50	42,997
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	150	58,858
Sr. Unsec’d. Notes	8.625	06/15/20	50	21,407

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	21

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750%	10/01/25	125	$126,014
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	98,369
L Brands, Inc., Gtd. Notes	5.625	10/15/23	50	53,864
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27	125	104,256
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	167	168,063
Rite Aid Corp.,
Gtd. Notes, 144A	6.125	04/01/23	80	72,463
Sr. Sec’d. Notes, 144A	7.500	07/01/25	20	19,974
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	150	152,174
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	50	50,232
Sr. Unsec’d. Notes	5.875	03/01/27	50	51,128

				1,442,850

Software 1.9%
Infor US, Inc., Gtd. Notes	6.500	05/15/22	435	436,878
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21	120	123,413

				560,291

Telecommunications 7.8%
CenturyLink, Inc.,
Sr. Unsec’d. Notes	6.450	06/15/21	100	103,759
Sr. Unsec’d. Notes	7.600	09/15/39	50	53,398
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	115	108,098
CommScope, Inc.,
Gtd. Notes, 144A	8.250	03/01/27	35	35,278
Sr. Sec’d. Notes, 144A	6.000	03/01/26	100	102,779
Digicel Group One Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	8.250	12/30/22	100	65,554
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	400	257,473
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	270	287,675
Front Range BidCo, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28	25	24,668
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	40	34,440
Gtd. Notes, 144A	9.750	07/15/25	295	261,075
Sr. Sec’d. Notes, 144A	8.000	02/15/24	50	51,260
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125	06/01/23	50	20,743
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	280	188,792

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	100	$99,953
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	135	187,630
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	50	56,834
Gtd. Notes	7.625	02/15/25	50	57,977
T-Mobile USA Inc., Gtd. Notes	6.500	01/15/26	55	57,985
Xplornet Communications, Inc. (Canada), Gtd. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625	06/01/22	193	197,295

				2,252,666

Transportation 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	50	51,212
Gtd. Notes, 144A	6.750	08/15/24	125	132,057

				183,269

TOTAL CORPORATE BONDS (cost $25,788,300)				25,226,763

TOTAL LONG-TERM INVESTMENTS (cost $28,647,499)			28,056,162

			Shares

SHORT-TERM INVESTMENTS 4.7%

AFFILIATED MUTUAL FUNDS 4.7%
PGIM Core Ultra Short Bond Fund(w)			324,748	324,748
PGIM Institutional Money Market Fund (cost $1,050,128; includes $1,048,426 of cash collateral for securities on loan)(b)(w)			1,049,970	1,049,970

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,374,876)				1,374,718

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	23

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 0.0%
Brown Brothers Harriman & Co. (cost $639)	0.950%	03/02/20	1	$639

TOTAL SHORT-TERM INVESTMENTS (cost $1,375,515)				1,375,357

TOTAL INVESTMENTS 101.6% (cost $30,023,014)				29,431,519
Liabilities in excess of other assets (1.6)%				(476,764)

NET ASSETS 100.0%				$28,954,755

The following abbreviations are used in the semi-annual report:

(Q)—Quarterly payment frequency for swaps

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

LIBOR—London Interbank Offered Rate

PIK—Payment-in-Kind

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $986,571; cash collateral of $1,048,426 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such security may be post-maturity.
(p)	Interest rate not available as of February 29, 2020.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

24

Futures contracts outstanding at February 29, 2020:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
5	5 Year U.S. Treasury Notes	Jun. 2020	$613,750	$11,352
6	2 Year U.S. Treasury Notes	Jun. 2020	1,309,969	11,724
18	10 Year U.S. Treasury Notes	Jun. 2020	2,425,500	68,242

				91,318

	Short Positions:
2	30 Year U.S. Long Treasury Bond	Jun. 2020	340,500	(8,078)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	207,500	(5,015)

				(13,093)

				$78,225

Credit default swap agreements outstanding at February 29, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 29, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX. NA.HY.33-V2	12/20/24	5.000%(Q)	2,683	$(206,658)	$(164,533)	$42,125

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	25

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$330,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

26

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,445,396	$—
Bank Loans	—	1,384,003	—
Corporate Bonds	—	25,226,763	—
Affiliated Mutual Funds	1,374,718	—	—
Time Deposit	—	639	—

Total	$1,374,718	$28,056,801	$—

Other Financial Instruments*
Assets
Futures contracts	$91,318	$—	$—
Centrally Cleared Credit Default Swap Agreements	$—	$42,125	$—

Total	$91,318	$42,125	$—

Liabilities
Futures contracts	$(13,093)	$—	$—

Total	$(13,093)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2020 were as follows:

Media	7.8%
Oil & Gas	7.8
Telecommunications	7.8
Home Builders	5.6
Healthcare-Services	5.2
Collateralized Loan Obligations	5.0
Retail	5.0
Affiliated Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	4.7
Commercial Services	4.7
Chemicals	4.1
Electric	3.5
Entertainment	3.3%
Diversified Financial Services	3.3
Mining	3.1
Food	2.8
Aerospace & Defense	2.7
Software	2.6
Pharmaceuticals	2.3
Auto Parts & Equipment	2.0
Auto Manufacturers	1.6
Pipelines	1.6
Building Materials	1.6
Infrastructure Software	1.6

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	27

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Industry Classification (cont’d.):

Real Estate	1.2%
Computers	1.0
Gas	0.9
Internet	0.9
Engineering & Construction	0.8
Real Estate Investment Trusts (REITs)	0.8
Advertising	0.8
Specialty Chemicals	0.7
Transportation	0.6
Agriculture	0.6
Machinery-Diversified	0.5
Iron/Steel	0.4
Packaging & Containers	0.4
Lodging	0.3
Electric & Gas Marketing	0.3
Miscellaneous Manufacturer	0.3%
Casinos & Gaming	0.2
Banks	0.2
Energy-Alternate Sources	0.2
Housewares	0.2
Healthcare & Pharmaceuticals	0.2
Diversified/Conglomerate Services	0.1
Electronics	0.1
Distribution/Wholesale	0.1
Household Products/Wares	0.1
Time Deposit	0.0 *

101.6
Liabilities in excess of other assets	(1.6)

100.0%

*	Less than +/- 0.05%.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures*	$91,318	Due from/to broker—variation margin futures*	$(13,093)
Credit Contracts	Due from/to broker—variation margin swaps*	42,125	Due from/to broker—variation margin swaps*	—

		$133,444		$(13,093)

See Notes to Financial Statements.

28

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 29, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(27,501)	$(27,501)
Interest rate contracts	(22,514)	—	(22,514)

Total	$(22,514)	$(27,501)	$(50,015)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$47,880	$47,880
Interest rate contracts	71,350	—	71,350

Total	$71,350	$47,880	$119,230

For the period ended February 29, 2020 the Fund’s average volume of derivative activities is as follows:

Futures Contracts-Long Positions (1)	Futures Contracts-Short Positions (1)	Credit Default Swap Agreements-Buy Protection (1)
$3,891,602	$527,198	$1,590,133

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements :

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	29

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$986,571	$(986,571)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions.

See Notes to Financial Statements.

30

Statement of Assets & Liabilities (unaudited)

as of February 29, 2020

Assets
Investments at value, including securities on loan of $986,571:
Unaffiliated investments (cost $28,648,137)	$28,056,801
Affiliated investments (cost $1,374,877)	1,374,718
Cash	9
Interest and dividends receivable	454,620
Receivable for investments sold	357,313
Deposit with broker for centrally cleared/exchange-traded derivatives	330,000
Due from broker—variation margin futures	25,172
Due from broker—variation margin swaps	3,789

Total Assets	30,602,422

Liabilities
Payable for investments purchased	585,296
Payable to broker for collateral for securities on loan	1,048,426
Management fee payable	12,446
Other liabilities	1,499

Total Liabilities	1,647,667

Net Assets	$28,954,755

Net assets were comprised of:
Common stock, at par	$725
Paid-in capital in excess of par	29,205,123
Total distributable earnings (loss)	(251,093)

Net assets, February 29, 2020	$28,954,755

Net asset value, offering price and redemption price per share, ($28,954,755 / 725,000 shares of common stock issued and outstanding)	$39.94

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	31

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Interest income	$946,856
Affiliated dividend income	4,912
Income from securities lending, net (including affiliated income of $1,742)	1,921

Total income	953,689

Expenses
Management fee	74,891

Total expenses	74,891

Net investment income (loss)	878,798

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(98))	248,366
Futures transactions	(22,514)
Swap agreement transactions	(27,501)

198,351

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(138))	(742,515)
Futures	71,350
Swap agreements	47,880

(623,285)

Net gain (loss) on investment transactions	(424,934)

Net Increase (Decrease) In Net Assets Resulting From Operations	$453,864

See Notes to Financial Statements.

32

Statements of Changes in Net Assets

	Six Months Ended February 29, 2020 (unaudited)	Period Ended August 31, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$878,798	$1,525,743
Net realized gain (loss) on investments	198,351	274,239
Net change in unrealized appreciation (depreciation) on investments	(623,285)	152,140

Net increase (decrease) in net assets resulting from operations	453,864	1,952,122

Dividends and Distributions
Distributions from distributable earnings	(1,200,988)	(1,456,091)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,052,911	27,152,937

Net increase (decrease) in net assets from Fund share transactions	2,052,911	27,152,937

Total increase (decrease)	1,305,787	27,648,968

Net Assets:
Beginning of period	27,648,968	—

End of period	$28,954,755	$27,648,968

*	For the period from September 24, 2018 (commencement of operations) through August 31, 2019.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	33

Notes to Financial Statements (unaudited)

PGIM ETF Trust (the “Trust”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”), and operated as an exchange-traded fund. The Trust was organized as a Delaware statutory trust on October 23, 2017 and consists of six separate series (each, a “Fund” and collectively, the “Funds”): PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small- Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF.

These financial statements relate only to PGIM Active High Yield Bond ETF.

The investment objective of the Fund is to seek total return through a combination of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

34

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

PGIM Active High Yield Bond ETF	35

Notes to Financial Statements (unaudited) continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily

36

fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange- traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund may enter into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

PGIM Active High Yield Bond ETF	37

Notes to Financial Statements (unaudited) (continued)

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads

38

and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities

PGIM Active High Yield Bond ETF	39

Notes to Financial Statements (unaudited) (continued)

loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Pursuant to a management agreement with the Trust on behalf of the Fund (the Management Agreement), PGIM Investments, subject to the supervision of the Board and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of assets. In connection therewith, the Manager is obligated to keep certain

40

books and records of the Fund. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the investment subadviser(s) and make recommendations to the Board with respect to the retention of investment subadvisers and the renewal of contracts. The Manager also administers the Fund’s business affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian (the Custodian). The management services of PGIM Investments to the Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.

The Board of Trustees of the Trust has approved a unitary management fee structure for the Fund. Under the unitary fee structure, the Manager is responsible for paying substantially all the expenses of the Fund, costs of borrowing money (including interest expenses and any loan commitment or other associated fees), taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.53% of the Fund’s average daily net assets. The Manager has contractually agreed, beginning from the inception of the Fund, to waive any management fees it receives from the Fund in an amount equal to the subadvisory fees paid by the Fund to the PGIM Institutional Money Market Fund due to the Fund’s investment of its excess overnight cash in the PGIM Institutional Money Market Fund. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the PGIM Institutional Money Market Fund.

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc., the Fund’s investment subadviser (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Fund in accordance with the Fund’s investment objectives, policies and restrictions. The subadviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadviser’s performance of such services. The Manager pays for the services of the subadviser.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent, Administrative Agent and Securities Lending Agent for the Trust. Pursuant to a Custodian

PGIM Active High Yield Bond ETF	41

Notes to Financial Statements (unaudited) (continued)

Agreement, BBH maintains certain financial accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for any non-US assets held outside the United States. Pursuant to an Administrative and Transfer Agency Agreement, BBH maintains certain books and records and provides transfer agency, administrative, legal, tax support and accounting and financial reporting services for the maintenance and operations of the Trust. As the transfer and dividend disbursing agent of the Trust, BBH provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, BBH receives compensation from the Manager and is reimbursed for expenses, including custodian and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements. As securities lending agent, BBH is responsible for marketing to approved borrowers available securities from the Fund’s portfolio. As administered by BBH, available securities from the Fund’s portfolio are furnished to borrowers through security-by-security loans effected by BBH as lending agent on behalf of the Fund. BBH is responsible for the administration and management of the Fund’s securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Fund’s custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers in accordance with the Fund’s investment guidelines. BBH receives as compensation for its services a portion of the amount earned by the Fund for lending securities.

3. Other Transactions with Affiliates

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act,

42

that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the period ended February 29, 2020, no 17a-7 transactions were entered into by the Fund.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of the Fund. The Distributor is a subsidiary of Prudential Financial, Inc. (“Prudential”), pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short- term investments and U.S. Government securities) for the period ended February 29, 2020, were $10,138,789 and $7,498,610 respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 29, 2020, is presented as follows:

Value, Beginning of period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of period	Shares, End of period	Income
PGIM Core Ultra Short Bond Fund*
$247,839	$6,242,909	$6,166,000	$—	$0	$324,748	324,748	$4,912
PGIM Institutional Money Market Fund*
$149,077	2,521,184	1,620,055	(138)	(98)	1,049,970	1,049,970	1,742	**

$396,916	$8,764,093	$7,786,055	$(138)	$(98)	$1,374,718	1,374,718	$6,654

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2020 were as follows:

Tax Basis	$30,069,242

Gross Unrealized Appreciation	835,553
Gross Unrealized Depreciation	(1,352,926)

Net Unrealized Depreciation	$(517,373)

PGIM Active High Yield Bond ETF	43

Notes to Financial Statements (unaudited) (continued)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for the most recent fiscal year ended August 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof to investors who have entered into an agreement with the Distributor and are authorized to transact with the Trust in Creation Units (“Authorized Participants”). A Creation Unit consists of 25,000 shares of the Fund. The Fund generally issues and redeems Creation Units in return for a specified amount of cash and/ or designated portfolio of securities. Except when aggregated in Creation Units, shares are not individually redeemable. Authorized Participants transacting in Creation Units including non-standard orders and whole or partial cash purchases or redemptions may also pay variable transaction fees to compensate the Fund for certain transaction costs (e.g. brokerage costs) relating to investing in portfolio securities. Such variable transaction fees, if any, are currently being waived by the Fund. In addition, fixed transaction fees are imposed for the transfer and other costs associated with the creation or redemption of Creation Units. Authorized Participants are responsible for paying these fixed transaction fees to BBH.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 29, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Active High Yield Bond ETF	625,000	93%

44

At reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Active High Yield Bond ETF	1	93%	—	—%

Transactions in shares of beneficial interest were as follows:

Reporting period ended February 29, 2020:

	Shares	Amount
Shares sold	50,000	$2,052,911

Net increase (decrease) in shares outstanding before conversion	50,000	2,052,911

Net increase (decrease) in shares outstanding	50,000	$2,052,911

Reporting period ended August 31, 2019:

	Shares	Amount
Shares sold	675,000	$27,152,937

Net increase (decrease) in shares outstanding before conversion	675,000	27,152,937

Net increase (decrease) in shares outstanding	675,000	$27,152,937

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/02/2019
Total Commitment	$1,222,500,000*	$900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

PGIM Active High Yield Bond ETF	45

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/ or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk”, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

ETF Shares Trading Risk: Fund shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price

46

desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk”. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long- term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

PGIM Active High Yield Bond ETF	47

Notes to Financial Statements (unaudited) (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

In September 2019, the Securities and Exchange Commission adopted a new rule and related form amendments regulating ETFs. The Manager is currently evaluating the rule and form amendments, but does not anticipate any material impact on future financial statement disclosures.

10. Subsequent Event

Subsequent to February 29, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which have adversely impacted the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

48

PGIM Active High Yield Bond ETF

Financial Highlights

	Six Months Ended February 29, 2020 (unaudited)	September 24, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$40.96	$40.00
Income (loss) from investment operations:
Net investment income (loss)	1.27	2.30
Net realized and unrealized gain (loss) on investment	(0.55)	0.85
Total from investment operations	0.72	3.15
Less Dividends and Distributions:
Dividends from net investment income	(1.32)	(2.19)
Distributions from net realized gains	(0.42)	-
Total Dividends and Distributions	(1.74)	(2.19)
Net asset value, end of period	$39.94	$40.96
Total Return(b):	1.68%	8.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,955	$27,649
Average net assets (000)	$28,416	$26,467
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.53%	0.52%
Expenses before waivers and/or expense reimbursement(d)	0.53%	0.53%
Net investment income (loss)(d)	6.22%	6.15%
Portfolio turnover rate(f)	27%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF	49

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Active High Yield Bond ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ACTIVE HIGH YIELD BOND ETF

TICKER SYMBOL	PHYL

ETF1001E2

PGIM QMA STRATEGIC ALPHA ETFs

PGIM QMA Strategic Alpha Large-Cap Core ETF	PQLC
PGIM QMA Strategic Alpha Small-Cap Growth ETF	PQSG
PGIM QMA Strategic Alpha Small-Cap Value ETF	PQSV
PGIM QMA Strategic Alpha International Equity ETF	PQIN

SEMIANNUAL REPORT

FEBRUARY 29, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You should contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company and registered investment adviser. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Strategic Alpha ETFs informative and useful. The report covers performance for the six-month period ended February 29, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Strategic Alpha ETFs

April 15, 2020

PGIM QMA Strategic Alpha ETFs	3

PGIM QMA Strategic Alpha Large-Cap Core ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/29/20 Six Months* (%)	Average Annual Total Returns as of 2/29/20
		One Year (%)	Since Inception (%)
Net Asset Value (NAV)	–1.82	1.22	2.38 (10/17/18)
Market Price**	7.82	11.14	9.63 (10/17/18)
S&P 500 Index	1.94	8.21	8.85

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

Source: PGIM Investments LLC and Lipper Inc.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large public US companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

4	Visit our website at pgiminvestments.com

Presentation of Fund Holdings as of 2/29/20

PGIM QMA Strategic Alpha Large-Cap Core ETF (As of 2/29/2020)

Ten Largest Holdings	Line of Business	(% of Net Assets)
MSCI, Inc. (Class A Stock)	Capital Markets	0.5
T-Mobile US, Inc.	Wireless Telecommunication Services	0.4
Jacobs Engineering Group, Inc.	Construction & Engineering	0.4
Vertex Pharmaceuticals, Inc.	Biotechnology	0.4
Laboratory Corp. of America Holdings	Health Care Providers & Services	0.4
Lennar Corp. (Class A Stock)	Household Durables	0.4
Biogen, Inc.	Biotechnology	0.4
Synopsys, Inc.	Software	0.4
STERIS PLC	Health Care Equipment & Supplies	0.4
Moody’s Corp.	Capital Markets	0.4

PGIM QMA Strategic Alpha ETFs	5

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/29/20 Six Months* (%)	Average Annual Total Returns as of 2/29/20
		One Year (%)	Since Inception (%)
Net Asset Value (NAV)	–0.07	–7.22	–2.76 (11/13/18)
Market Price**	–0.21	–7.41	–2.89 (11/13/18)
Russell 2000 Growth Index	1.37	–0.72	4.28

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Source: PGIM Investments LLC and Lipper Inc.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

Russell 2000 Growth Index—The Russell 2000 Growth Index is unmanaged and comprises securities in the Russell 2000 Index with a higher-than-average growth orientation. Companies in this index generally have high price-to-book and price-to-earnings ratios. London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trademark of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

6	Visit our website at pgiminvestments.com

Presentation of Fund Holdings as of 2/29/20

PGIM QMA Strategic Alpha Small-Cap Growth ETF (As of 2/29/2020)

Ten Largest Holdings	Line of Business	(% of Net Assets)
Aduro Biotech, Inc.	Biotechnology	0.4
Independent Bank Corp.	Banks	0.4
Atreca, Inc. (Class A Stock)	Biotechnology	0.3
CytoSorbents Corp.	Health Care Equipment & Supplies	0.3
Scholar Rock Holding Corp.	Biotechnology	0.3
Teladoc Health, Inc.	Health Care Technology	0.3
Telenav, Inc.	Software	0.3
Cyclerion Therapeutics, Inc.	Biotechnology	0.3
AMN Healthcare Services, Inc.	Health Care Providers & Services	0.2
Penn National Gaming, Inc.	Hotels, Restaurants & Leisure	0.2

PGIM QMA Strategic Alpha ETFs	7

PGIM QMA Strategic Alpha Small-Cap Value ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/29/20 Six Months* (%)	Average Annual Total Returns as of 2/29/20
		One Year (%)	Since Inception (%)
Net Asset Value (NAV)	–2.99	–9.68	–6.39 (11/13/18)
Market Price**	–2.96	–9.80	–6.41 (11/13/18)
Russell 2000 Value Index	–2.58	–9.29	–5.00

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Source: PGIM Investments LLC and Lipper Inc.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

Russell 2000 Value Index—The Russell 2000 Value Index is unmanaged and comprises securities in the Russell 2000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios. London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trademark of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

8	Visit our website at pgiminvestments.com

Presentation of Fund Holdings as of 2/29/20

PGIM QMA Strategic Alpha Small-Cap Value ETF (As of 2/29/2020)

Ten Largest Holdings	Line of Business	(% of Net Assets)
Stamps.com, Inc.	Internet & Direct Marketing Retail	0.3
Consolidated Communications Holdings, Inc.	Diversified Telecommunication Services	0.3
GAIN Capital Holdings, Inc.	Capital Markets	0.2
Navistar International Corp.	Machinery	0.2
FGL Holdings (Bermuda)	Diversified Financial Services	0.2
Telenav, Inc.	Software	0.2
Kezar Life Sciences, Inc.	Biotechnology	0.2
Lineage Cell Therapeutics, Inc.	Biotechnology	0.2
Clearwater Paper Corp.	Paper & Forest Products	0.2
Era Group, Inc.	Energy Equipment & Services	0.2

PGIM QMA Strategic Alpha ETFs	9

PGIM QMA Strategic Alpha International Equity ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/29/20 Six Months* (%)	Average Annual Total Returns as of 2/29/20
		One Year (%)	Since Inception (%)
Net Asset Value (NAV)	–1.40	–3.41	–0.27 (12/4/18)
Market Price**	0.45	–1.97	1.45 (12/4/18)
MSCI EAFE Index	–0.91	–0.57	2.70

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Source: PGIM Investments LLC and Lipper Inc.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

MSCI EAFE Index—The MSCI EAFE Index is a free-float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the US and Canada.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

10	Visit our website at pgiminvestments.com

Presentation of Fund Holdings as of 2/29/20

PGIM QMA Strategic Alpha International Equity ETF (As of 2/29/2020)

Ten Largest Holdings	Line of Business	Country	(% of Net Assets)
Swedish Match AB	Tobacco	Sweden	0.3
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	Japan	0.3
Hitachi High-Tech Corp.	Electronic Equipment, Instruments & Components	Japan	0.3
Kyowa Kirin Co. Ltd.	Pharmaceuticals	Japan	0.3
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	New Zealand	0.3
Fujitsu Ltd.	IT Services	Japan	0.3
RWE AG	Multi-Utilities	Germany	0.3
Wheelock & Co. Ltd.	Real Estate Management & Development	Hong Kong	0.3
Olympus Corp.	Health Care Equipment & Supplies	Japan	0.3
Iberdrola SA	Electric Utilities	Spain	0.3

PGIM QMA Strategic Alpha ETFs	11

Fees and Expenses

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2020. The example is for illustrative purposes only.

Actual Expenses

The information under each column in the line entitled “Actual” on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information under each column in the line entitled “Hypothetical” on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	Visit our website at pgiminvestments.com

PGIM QMA Strategic Alpha Large-Cap Core ETF	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$981.80	0.17%	$0.84
Hypothetical	$1,000.00	$1,024.02	0.17%	$0.86

PGIM QMA Strategic Alpha Small-Cap Growth ETF	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$999.30	0.29%	$1.44
Hypothetical	$1,000.00	$1,023.42	0.29%	$1.46

PGIM QMA Strategic Alpha Small-Cap Value ETF	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$970.10	0.29%	$1.42
Hypothetical	$1,000.00	$1,023.42	0.29%	$1.46

PGIM QMA Strategic Alpha International Equity ETF	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$986.00	0.29%	$1.43
Hypothetical	$1,000.00	$1,023.42	0.29%	$1.46

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2020, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM QMA Strategic Alpha ETFs	13

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited)

as of February 29, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 99.4%

Aerospace & Defense 1.6%
Arconic, Inc.	1,224	$35,925
General Dynamics Corp.	196	31,299
Huntington Ingalls Industries, Inc.	144	29,596
Textron, Inc.	790	32,074
United Technologies Corp.	263	34,345

		163,239

Air Freight & Logistics 0.3%
FedEx Corp.	249	35,151

Airlines 0.5%
Alaska Air Group, Inc.	581	29,317
United Airlines Holdings, Inc.*	424	26,114

		55,431

Auto Components 0.3%
BorgWarner, Inc.	906	28,630

Automobiles 0.6%
Ford Motor Co.	3,877	26,984
General Motors Co.	1,094	33,367

		60,351

Banks 2.6%
Bank of America Corp.	1,223	34,856
Citigroup, Inc.	488	30,968
Fifth Third Bancorp	1,300	31,720
Huntington Bancshares, Inc.	2,669	32,749
JPMorgan Chase & Co.	283	32,859
KeyCorp	2,182	35,676
Regions Financial Corp.	2,345	31,704
Wells Fargo & Co.	737	30,106

		260,638

Beverages 2.2%
Brown-Forman Corp. (Class B Stock)	574	35,249
Coca-Cola Co. (The)	671	35,892
Constellation Brands, Inc. (Class A Stock)	210	36,200
Molson Coors Beverage Co. (Class B Stock)	694	34,429
Monster Beverage Corp.*	618	38,569
PepsiCo, Inc.	280	36,969

		217,308

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	15

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology 2.6%
AbbVie, Inc.	432	$37,027
Alexion Pharmaceuticals, Inc.*	360	33,851
Amgen, Inc.	174	34,753
Biogen, Inc.*	133	41,016
Gilead Sciences, Inc.	548	38,009
Incyte Corp.*	498	37,554
Vertex Pharmaceuticals, Inc.*	188	42,117

		264,327

Building Products 1.4%
Allegion PLC (Ireland)	315	36,222
Fortune Brands Home & Security, Inc.	586	36,186
Johnson Controls International PLC	905	33,096
Masco Corp.	817	33,758

		139,262

Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	750	29,925
BlackRock, Inc. (Class A Stock)	78	36,115
Cboe Global Markets, Inc.	325	37,050
Franklin Resources, Inc.	1,505	32,749
Goldman Sachs Group, Inc. (The)	176	35,335
Intercontinental Exchange, Inc.	390	34,796
Invesco Ltd.	2,221	31,982
Moody’s Corp.	168	40,325
Morgan Stanley	755	33,998
MSCI, Inc. (Class A Stock)	159	46,975
Northern Trust Corp.	363	31,857
Raymond James Financial, Inc.	428	35,794
State Street Corp.	469	31,943
T Rowe Price Group, Inc.	335	39,533

		498,377

Chemicals 2.6%
Air Products & Chemicals, Inc.	170	37,334
Corteva, Inc.	1,351	36,747
Dow, Inc.	737	29,782
DuPont de Nemours, Inc.	633	27,156
Eastman Chemical Co.	534	32,846
LyondellBasell Industries NV (Class A Stock)	423	30,227
PPG Industries, Inc.	300	31,335
Sherwin-Williams Co. (The)	69	35,656

		261,083

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies 0.7%
Cintas Corp.	135	$36,010
Copart, Inc.*	412	34,806

		70,816

Communications Equipment 1.4%
Cisco Systems, Inc.	810	32,343
F5 Networks, Inc.*	273	32,746
Juniper Networks, Inc.	1,590	33,740
Motorola Solutions, Inc.	232	38,438

		137,267

Construction & Engineering 0.8%
Jacobs Engineering Group, Inc.	458	42,292
Quanta Services, Inc.	945	36,033

		78,325

Construction Materials 0.6%
Martin Marietta Materials, Inc.	140	31,854
Vulcan Materials Co.	255	30,666

		62,520

Consumer Finance 0.9%
Capital One Financial Corp.	381	33,627
Discover Financial Services	461	30,233
Synchrony Financial	1,041	30,293

		94,153

Containers & Packaging 1.3%
Avery Dennison Corp.	304	34,805
International Paper Co.	884	32,673
Sealed Air Corp.	1,025	31,068
Westrock Co.	925	30,756

		129,302

Distributors 0.6%
Genuine Parts Co.	359	31,319
LKQ Corp.*	1,109	32,804

		64,123

Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	181	37,348

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	17

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,077	$37,932
CenturyLink, Inc.	3,127	37,743
Verizon Communications, Inc.	629	34,066

		109,741

Electric Utilities 3.7%
American Electric Power Co., Inc.	410	36,597
Duke Energy Corp.	426	39,064
Entergy Corp.	333	38,931
Evergy, Inc.	607	39,668
Exelon Corp.	788	33,971
FirstEnergy Corp.	812	36,158
NRG Energy, Inc.	1,037	34,439
Pinnacle West Capital Corp.	433	38,749
PPL Corp.	1,130	33,911
Southern Co. (The)	614	37,061

		368,549

Electrical Equipment 0.7%
AMETEK, Inc.	412	35,432
Eaton Corp. PLC	434	39,372

		74,804

Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp. (Class A Stock)	356	32,638
CDW Corp.	273	31,182
Corning, Inc.	1,286	30,684
Keysight Technologies, Inc.*	414	39,231
TE Connectivity Ltd. (Switzerland)	398	32,982
Zebra Technologies Corp. (Class A Stock)*	150	31,645

		198,362

Energy Equipment & Services 0.2%
Baker Hughes Co. (Class A Stock)	1,533	24,666

Entertainment 1.1%
Activision Blizzard, Inc.	637	37,029
Electronic Arts, Inc.*	361	36,594
Take-Two Interactive Software, Inc.*	306	32,889

		106,512

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 5.5%
Apartment Investment & Management Co. (Class A Stock)	693	$33,153
AvalonBay Communities, Inc.	177	35,505
Boston Properties, Inc.	258	33,267
Crown Castle International Corp.	253	36,252
Equity Residential	443	33,269
Essex Property Trust, Inc.	125	35,420
Federal Realty Investment Trust	307	35,716
Host Hotels & Resorts, Inc.	2,175	31,494
Kimco Realty Corp.	1,948	33,798
Mid-America Apartment Communities, Inc.	289	37,356
Regency Centers Corp.	623	35,785
Simon Property Group, Inc.	266	32,739
SL Green Realty Corp.	460	36,082
UDR, Inc.	799	35,939
Ventas, Inc.	672	36,134
Welltower, Inc.	467	34,941

		556,850

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	130	36,548
Kroger Co. (The)	1,345	37,835
Sysco Corp.	508	33,858
Walgreens Boots Alliance, Inc.	662	30,293
Walmart, Inc.	364	39,196

		177,730

Food Products 2.5%
Archer-Daniels-Midland Co.	852	32,078
Campbell Soup Co.	798	36,006
General Mills, Inc.	736	36,064
Hormel Foods Corp.	863	35,901
JM Smucker Co. (The)	376	38,724
Kellogg Co.	599	36,221
Mondelez International, Inc. (Class A Stock)	658	34,742

		249,736

Gas Utilities 0.4%
Atmos Energy Corp.	344	35,518

Health Care Equipment & Supplies 5.6%
Abbott Laboratories	413	31,813
ABIOMED, Inc.*	213	32,005

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	19

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Becton Dickinson & Co.	143	$34,008
Boston Scientific Corp.*	837	31,295
Cooper Cos., Inc. (The)	119	38,624
DENTSPLY SIRONA, Inc.	707	34,813
Edwards Lifesciences Corp.*	164	33,594
Hologic, Inc.*	748	35,246
IDEXX Laboratories, Inc.*	145	36,904
Intuitive Surgical, Inc.*	72	38,445
Medtronic PLC (Ireland)	350	35,235
STERIS PLC	255	40,448
Stryker Corp.	184	35,069
Teleflex, Inc.	102	34,172
Varian Medical Systems, Inc.*	263	32,341
Zimmer Biomet Holdings, Inc.	260	35,399

		559,411

Health Care Providers & Services 3.1%
Anthem, Inc.	126	32,393
Cigna Corp.	185	33,844
CVS Health Corp.	522	30,892
Henry Schein, Inc.*	576	35,102
Humana, Inc.	105	33,566
Laboratory Corp. of America Holdings*	238	41,814
Quest Diagnostics, Inc.	353	37,439
UnitedHealth Group, Inc.	133	33,910
Universal Health Services, Inc. (Class B Stock)	270	33,410

		312,370

Health Care Technology 0.4%
Cerner Corp.	533	36,921

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	781	26,132
MGM Resorts International	1,169	28,711
Norwegian Cruise Line Holdings Ltd.*	675	25,151
Royal Caribbean Cruises Ltd.	295	23,721
Starbucks Corp.	438	34,352
Yum! Brands, Inc.	377	33,647

		171,714

Household Durables 2.5%
DR Horton, Inc.	723	38,514
Garmin Ltd. (Switzerland)	394	34,826

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables (cont’d.)
Lennar Corp. (Class A Stock)	683	$41,212
Mohawk Industries, Inc.*	313	37,920
Newell Brands, Inc.	2,024	31,230
PulteGroup, Inc.	972	39,074
Whirlpool Corp.	261	33,372

		256,148

Household Products 1.4%
Church & Dwight Co., Inc.	550	38,236
Colgate-Palmolive Co.	569	38,447
Kimberly-Clark Corp.	257	33,716
Procter & Gamble Co. (The)	306	34,649

		145,048

Independent Power & Renewable Electricity Producers 0.3%
AES Corp.	1,914	32,021

Industrial Conglomerates 0.7%
3M Co.	218	32,535
Honeywell International, Inc.	219	35,515

		68,050

Insurance 4.3%
Aflac, Inc.	682	29,224
Allstate Corp. (The)	367	38,627
American International Group, Inc.	752	31,704
Aon PLC (United Kingdom)	188	39,104
Chubb Ltd. (Switzerland)	226	32,777
Everest Re Group Ltd. (Bermuda)	142	35,199
Hartford Financial Services Group, Inc. (The)	641	32,018
Loews Corp.	707	32,260
MetLife, Inc.	795	33,962
Principal Financial Group, Inc.	695	30,851
Progressive Corp. (The)	528	38,629
Travelers Cos., Inc. (The)	285	34,146
Unum Group	1,285	29,953

		438,454

Interactive Media & Services 1.1%
Alphabet, Inc.,
(Class A Stock)*	28	37,499
(Class C Stock)*	28	37,501
Facebook, Inc. (Class A Stock)*	191	36,762

		111,762

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	21

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 1.0%
Booking Holdings, Inc.*	20	$33,913
eBay, Inc.	1,080	37,411
Expedia Group, Inc.	349	34,419

		105,743

IT Services 3.6%
Accenture PLC (Ireland) (Class A Stock)	196	35,396
Akamai Technologies, Inc.*	426	36,853
Automatic Data Processing, Inc.	229	35,435
Cognizant Technology Solutions Corp. (Class A Stock)	581	35,400
International Business Machines Corp.	264	34,360
Jack Henry & Associates, Inc.	263	39,908
Mastercard, Inc. (Class A Stock)	128	37,152
Paychex, Inc.	456	35,331
VeriSign, Inc.*	183	34,724
Visa, Inc. (Class A Stock)	219	39,805

		364,364

Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	452	34,836
Illumina, Inc.*	117	31,084
Mettler-Toledo International, Inc.*	49	34,383
PerkinElmer, Inc.	389	33,625
Thermo Fisher Scientific, Inc.	129	37,513

		171,441

Machinery 2.5%
Cummins, Inc.	237	35,856
Deere & Co.	221	34,582
Dover Corp.	365	37,500
Ingersoll-Rand PLC	291	37,551
PACCAR, Inc.	493	32,982
Pentair PLC (United Kingdom)	882	34,742
Snap-on, Inc.	234	33,871

		247,084

Media 0.6%
Fox Corp.,
(Class A Stock)	1,024	31,478
(Class B Stock)	1,025	31,211

		62,689

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining 0.3%
Nucor Corp.	715	$29,565

Multiline Retail 1.0%
Dollar General Corp.	253	38,026
Kohl’s Corp.	766	29,989
Target Corp.	311	32,033

		100,048

Multi-Utilities 2.8%
CenterPoint Energy, Inc.	1,432	32,965
CMS Energy Corp.	617	37,279
Consolidated Edison, Inc.	458	36,099
Dominion Energy, Inc.	482	37,683
DTE Energy Co.	280	31,268
NiSource, Inc.	1,298	35,072
Public Service Enterprise Group, Inc.	648	33,249
Sempra Energy	261	36,482

		280,097

Oil, Gas & Consumable Fuels 3.1%
Concho Resources, Inc.	413	28,092
ConocoPhillips	578	27,987
Devon Energy Corp.	1,519	24,668
Exxon Mobil Corp.	509	26,183
HollyFrontier Corp.	745	25,092
Kinder Morgan, Inc.	1,750	33,547
Marathon Oil Corp.	2,789	23,093
Marathon Petroleum Corp.	650	30,823
ONEOK, Inc.	515	34,361
Phillips 66	387	28,971
Valero Energy Corp.	415	27,494

		310,311

Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	601	35,495
Eli Lilly & Co.	301	37,965
Johnson & Johnson	255	34,293
Merck & Co., Inc.	426	32,615
Perrigo Co. PLC (Ireland)	770	39,031
Pfizer, Inc.	1,019	34,055
Zoetis, Inc. (Class A Stock)	288	38,370

		251,824

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	23

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services 0.7%
Nielsen Holdings PLC	1,889	$34,399
Robert Half International, Inc.	634	31,960

		66,359

Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	634	35,593

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	652	36,199
Lam Research Corp.	130	38,146
Maxim Integrated Products, Inc.	664	36,931
Qorvo, Inc.*	346	34,801
Skyworks Solutions, Inc.	327	32,759
Texas Instruments, Inc.	291	33,215

		212,051

Software 3.7%
Adobe, Inc.*	116	40,034
ANSYS, Inc.*	150	36,329
Autodesk, Inc.*	205	39,130
Cadence Design Systems, Inc.*	519	34,327
Citrix Systems, Inc.	342	35,359
Intuit, Inc.	145	38,548
Microsoft Corp.	244	39,530
Oracle Corp.	648	32,050
salesforce.com, Inc.*	219	37,318
Synopsys, Inc.*	296	40,827

		373,452

Specialty Retail 2.4%
AutoZone, Inc.*	34	35,105
Best Buy Co., Inc.	435	32,908
Home Depot, Inc. (The)	172	37,468
Lowe’s Cos., Inc.	321	34,209
O’Reilly Automotive, Inc.*	90	33,185
Ross Stores, Inc.	324	35,245
Tractor Supply Co.	427	37,794

		245,914

Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	129	35,264
Hewlett Packard Enterprise Co.	2,679	34,264

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals (cont’d.)
NetApp, Inc.	621	$29,013
Seagate Technology PLC	653	31,311
Xerox Holdings Corp.	1,070	34,454

		164,306

Textiles, Apparel & Luxury Goods 1.5%
Capri Holdings Ltd. (United Kingdom)*	1,023	26,414
NIKE, Inc. (Class B Stock)	378	33,786
PVH Corp.	364	26,976
Ralph Lauren Corp. (Class A Stock)	320	33,763
Tapestry, Inc.	1,344	31,517

		152,456

Tobacco 0.4%
Philip Morris International, Inc.	445	36,432

Trading Companies & Distributors 0.3%
WW Grainger, Inc.	114	31,640

Water Utilities 0.4%
American Water Works Co., Inc.	295	36,480

Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.*	487	43,908

TOTAL LONG-TERM INVESTMENTS (cost $10,393,343)		10,013,775

	Interest Rate	Maturity Date	Principal Amount (000)#

SHORT-TERM INVESTMENTS 0.4%

TIME DEPOSIT 0.4%
JPMorgan Chase (cost $40,058)	0.950%	03/02/20	40	40,058

TOTAL SHORT-TERM INVESTMENTS (cost $40,058)				40,058

TOTAL INVESTMENTS 99.8% (cost $10,433,401)				10,053,833
Other assets in excess of liabilities 0.2%				20,817

NET ASSETS 100.0%				$10,074,650

The following abbreviations are used in the semi-annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	25

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$163,239	$—	$—
Air Freight & Logistics	35,151	—	—
Airlines	55,431	—	—
Auto Components	28,630	—	—
Automobiles	60,351	—	—
Banks	260,638	—	—
Beverages	217,308	—	—
Biotechnology	264,327	—	—
Building Products	139,262	—	—
Capital Markets	498,377	—	—
Chemicals	261,083	—	—
Commercial Services & Supplies	70,816	—	—
Communications Equipment	137,267	—	—
Construction & Engineering	78,325	—	—
Construction Materials	62,520	—	—
Consumer Finance	94,153	—	—
Containers & Packaging	129,302	—	—
Distributors	64,123	—	—
Diversified Financial Services	37,348	—	—
Diversified Telecommunication Services	109,741	—	—
Electric Utilities	368,549	—	—
Electrical Equipment	74,804	—	—
Electronic Equipment, Instruments & Components	198,362	—	—
Energy Equipment & Services	24,666	—	—
Entertainment	106,512	—	—
Equity Real Estate Investment Trusts (REITs)	556,850	—	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Food & Staples Retailing	$177,730	$—	$—
Food Products	249,736	—	—
Gas Utilities	35,518	—	—
Health Care Equipment & Supplies	559,411	—	—
Health Care Providers & Services	312,370	—	—
Health Care Technology	36,921	—	—
Hotels, Restaurants & Leisure	171,714	—	—
Household Durables	256,148	—	—
Household Products	145,048	—	—
Independent Power & Renewable Electricity Producers	32,021	—	—
Industrial Conglomerates	68,050	—	—
Insurance	438,454	—	—
Interactive Media & Services	111,762	—	—
Internet & Direct Marketing Retail	105,743	—	—
IT Services	364,364	—	—
Life Sciences Tools & Services	171,441	—	—
Machinery	247,084	—	—
Media	62,689	—	—
Metals & Mining	29,565	—	—
Multiline Retail	100,048	—	—
Multi-Utilities	280,097	—	—
Oil, Gas & Consumable Fuels	310,311	—	—
Pharmaceuticals	251,824	—	—
Professional Services	66,359	—	—
Real Estate Management & Development	35,593	—	—
Semiconductors & Semiconductor Equipment	212,051	—	—
Software	373,452	—	—
Specialty Retail	245,914	—	—
Technology Hardware, Storage & Peripherals	164,306	—	—
Textiles, Apparel & Luxury Goods	152,456	—	—
Tobacco	36,432	—	—
Trading Companies & Distributors	31,640	—	—
Water Utilities	36,480	—	—
Wireless Telecommunication Services	43,908	—	—
Time Deposit	—	40,058	—

Total	$10,013,775	$40,058	$—

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	27

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2020 were as follows:

Health Care Equipment & Supplies	5.6%
Equity Real Estate Investment Trusts (REITs)	5.5
Capital Markets	4.9
Insurance	4.3
Software	3.7
Electric Utilities	3.7
IT Services	3.6
Health Care Providers & Services	3.1
Oil, Gas & Consumable Fuels	3.1
Multi-Utilities	2.8
Biotechnology	2.6
Chemicals	2.6
Banks	2.6
Household Durables	2.5
Pharmaceuticals	2.5
Food Products	2.5
Machinery	2.5
Specialty Retail	2.4
Beverages	2.2
Semiconductors & Semiconductor Equipment	2.1
Electronic Equipment, Instruments & Components	2.0
Food & Staples Retailing	1.8
Hotels, Restaurants & Leisure	1.7
Life Sciences Tools & Services	1.7
Technology Hardware, Storage & Peripherals	1.6
Aerospace & Defense	1.6
Textiles, Apparel & Luxury Goods	1.5
Household Products	1.4
Building Products	1.4
Communications Equipment	1.4
Containers & Packaging	1.3
Interactive Media & Services	1.1
Diversified Telecommunication Services	1.1
Entertainment	1.1
Internet & Direct Marketing Retail	1.0%
Multiline Retail	1.0
Consumer Finance	0.9
Construction & Engineering	0.8
Electrical Equipment	0.7
Commercial Services & Supplies	0.7
Industrial Conglomerates	0.7
Professional Services	0.7
Distributors	0.6
Media	0.6
Construction Materials	0.6
Automobiles	0.6
Airlines	0.5
Wireless Telecommunication Services	0.4
Time Deposit	0.4
Diversified Financial Services	0.4
Health Care Technology	0.4
Water Utilities	0.4
Tobacco	0.4
Gas Utilities	0.4
Real Estate Management & Development	0.4
Air Freight & Logistics	0.3
Independent Power & Renewable Electricity Producers	0.3
Trading Companies & Distributors	0.3
Metals & Mining	0.3
Auto Components	0.3
Energy Equipment & Services	0.2

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

28

PGIM QMA Strategic Alpha Large-Cap Core ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2020

Assets
Investments at value:
Unaffiliated investments (cost $10,433,401)	$10,053,833
Cash	27
Interest and dividends receivable	22,331

Total Assets	10,076,191

Liabilities
Management fee payable	1,520
Other liabilities	21

Total Liabilities	1,541

Net Assets	$10,074,650

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	10,206,445
Total distributable earnings (loss)	(131,995)

Net assets, February 29, 2020	$10,074,650

Net asset value, offering price and redemption price per share, ($10,074,650 / 200,000 shares of common stock issued and outstanding)	$50.37

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	29

PGIM QMA Strategic Alpha Large-Cap Core ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Interest income	$714
Unaffiliated dividend income (net of $224 foreign withholding tax)	116,979
Income from securities lending, net (including affiliated income of $22)	22

Total income	117,715

Expenses
Management fee	9,292

Total expenses	9,292

Net investment income (loss)	108,423

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1))	307,524
Net change in unrealized appreciation (depreciation) on:
Investments	(597,617)

Net gain (loss) on investment transactions	(290,093)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(181,670)

See Notes to Financial Statements.

30

PGIM QMA Strategic Alpha Large-Cap Core ETF

Statements of Changes in Net Assets

	Six Months Ended February 29, 2020 (unaudited)	Period Ended August 31, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,423	$198,181
Net realized gain (loss) on investments and in-kind redemptions	307,524	177,495
Net change in unrealized appreciation (depreciation) on investments	(597,617)	218,049

Net increase (decrease) in net assets resulting from operations	(181,670)	593,725

Dividends and Distributions
Distributions from distributable earnings	(123,424)	(150,716)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	—	15,004,125
Cost of shares reacquired	—	(5,067,390)

Net increase (decrease) in net assets from Fund share transactions	—	9,936,735

Total increase (decrease)	(305,094)	10,379,744

Net Assets:
Beginning of period	10,379,744	—

End of period	$10,074,650	$10,379,744

*	For the period from October 17, 2018 (commencement of operations) through August 31, 2019.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	31

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited)

as of February 29, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 99.6%

Aerospace & Defense 0.5%
Astronics Corp.*	695	$14,088
Ducommun, Inc.*	462	20,628
Moog, Inc. (Class A Stock)	204	15,732

		50,448

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	850	15,215
Forward Air Corp.	279	16,464
Radiant Logistics, Inc.*	3,410	15,004

		46,683

Airlines 0.1%
Mesa Air Group, Inc.*	2,161	12,469

Auto Components 0.4%
LCI Industries	184	17,765
Standard Motor Products, Inc.	393	17,292

		35,057

Automobiles 0.2%
Winnebago Industries, Inc.	356	18,473

Banks 4.2%
Ameris Bancorp	421	14,390
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	585	16,193
Baycom Corp.*	863	18,390
Cambridge Bancorp	260	17,802
Central Pacific Financial Corp.	682	16,313
Coastal Financial Corp.*	1,154	18,914
Eagle Bancorp, Inc.	393	14,706
Esquire Financial Holdings, Inc.*	709	16,243
FB Financial Corp.	478	15,568
First Financial Corp.	448	17,898
First Foundation, Inc.	1,128	16,328
Hanmi Financial Corp.	1,031	16,084
HarborOne Bancorp, Inc.*	1,667	16,662
Heritage Commerce Corp.	1,466	15,041
HomeTrust Bancshares, Inc.	697	16,561
Independent Bank Corp.	1,128	34,017
Independent Bank Group, Inc.	369	17,081
Investar Holding Corp.	826	17,643

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Midland States Bancorp, Inc.	696	$16,579
ServisFirst Bancshares, Inc.	540	18,657
TriState Capital Holdings, Inc.*	746	14,823
United Community Banks, Inc.	638	15,803
West Bancorporation, Inc.	822	16,810

		398,506

Beverages 0.5%
Boston Beer Co., Inc. (The) (Class A Stock)*	51	18,910
Coca-Cola Consolidated, Inc.	70	13,747
National Beverage Corp.*	436	18,438

		51,095

Biotechnology 10.6%
ACADIA Pharmaceuticals, Inc.*	452	19,319
Aduro Biotech, Inc.*	13,906	42,413
Aldeyra Therapeutics, Inc.*	2,958	11,240
Allogene Therapeutics, Inc.*	768	20,736
Amicus Therapeutics, Inc.*	2,003	19,119
AnaptysBio, Inc.*	1,261	18,852
Arena Pharmaceuticals, Inc.*	432	19,267
Atreca, Inc. (Class A Stock)*	1,307	30,898
Avid Bioservices, Inc.*	3,016	19,001
Avrobio, Inc.*	879	16,965
BioSpecifics Technologies Corp.*	330	18,213
CASI Pharmaceuticals, Inc.*	5,819	10,300
Castle Biosciences, Inc.*	635	19,012
Catalyst Pharmaceuticals, Inc.*	4,759	20,035
Crinetics Pharmaceuticals, Inc.*	823	16,937
Cyclerion Therapeutics, Inc.*	5,602	23,977
Eagle Pharmaceuticals, Inc.*	336	15,422
Eiger BioPharmaceuticals, Inc.*	1,382	13,115
Emergent BioSolutions, Inc.*	314	18,426
Enanta Pharmaceuticals, Inc.*	338	17,197
FibroGen, Inc.*	448	18,726
G1 Therapeutics, Inc.*	750	13,455
GlycoMimetics, Inc.*	3,837	13,890
Gossamer Bio, Inc.*	1,403	18,421
Heron Therapeutics, Inc.*	896	16,710
Homology Medicines, Inc.*	1,153	18,448
Hookipa Pharma, Inc.*	1,607	15,941
Intellia Therapeutics, Inc.(a)*	1,364	18,209

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	33

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Invitae Corp.(a)*	1,045	$21,297
Ironwood Pharmaceuticals, Inc. (Class A Stock)(a)*	1,564	18,831
Kindred Biosciences, Inc.*	2,002	21,762
Krystal Biotech, Inc.*	360	19,242
Kura Oncology, Inc.*	1,545	18,648
Lexicon Pharmaceuticals, Inc.*	4,841	13,434
Ligand Pharmaceuticals, Inc.*	219	20,498
LogicBio Therapeutics, Inc.*	2,526	20,309
MacroGenics, Inc.*	1,505	13,199
Madrigal Pharmaceuticals, Inc.*	234	20,164
MeiraGTx Holdings PLC*	1,018	16,492
Mustang Bio, Inc.*	4,657	13,598
Palatin Technologies, Inc.*	27,812	14,204
PhaseBio Pharmaceuticals, Inc.*	3,482	14,659
Prevail Therapeutics, Inc.*	1,072	13,700
PTC Therapeutics, Inc.*	366	20,071
Radius Health, Inc.*	1,005	21,165
REGENXBIO, Inc.*	434	17,360
Retrophin, Inc.*	1,224	18,966
Scholar Rock Holding Corp.*	1,792	25,285
Spectrum Pharmaceuticals, Inc.*	6,428	18,384
Stemline Therapeutics, Inc.*	2,835	17,067
Stoke Therapeutics, Inc.*	818	20,246
Translate Bio, Inc.*	2,429	18,412
Vanda Pharmaceuticals, Inc.*	1,300	14,339
Vericel Corp.*	1,172	18,096
Xencor, Inc.*	476	15,465

		1,009,137

Building Products 2.1%
Advanced Drainage Systems, Inc.	479	20,051
American Woodmark Corp.*	173	14,492
Apogee Enterprises, Inc.	580	17,510
Builders FirstSource, Inc.*	787	17,873
CSW Industrials, Inc.	256	16,855
JELD-WEN Holding, Inc.*	769	14,457
Masonite International Corp.*	251	18,449
Patrick Industries, Inc.	383	20,234
PGT Innovations, Inc.*	1,228	18,629
Simpson Manufacturing Co., Inc.	235	18,666
Universal Forest Products, Inc.	418	19,587

		196,803

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets 2.4%
Artisan Partners Asset Management, Inc. (Class A Stock)	571	$16,319
Blucora, Inc.*	777	13,520
Cohen & Steers, Inc.	294	18,419
Diamond Hill Investment Group, Inc.	128	16,221
Federated Hermes, Inc. (Class B Stock)	521	15,031
GAMCO Investors, Inc. (Class A Stock)	1,128	17,552
Greenhill & Co., Inc.	1,109	16,214
Moelis & Co. (Class A Stock)	521	16,651
PJT Partners, Inc. (Class A Stock)	429	19,283
Pzena Investment Management, Inc. (Class A Stock)	2,117	13,824
Safeguard Scientifics, Inc.	1,803	15,920
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,585	18,323
Virtus Investment Partners, Inc.	153	16,891
WisdomTree Investments, Inc.	4,646	18,863

		233,031

Chemicals 1.3%
Balchem Corp.	184	17,381
Chase Corp.	174	15,449
HB Fuller Co.(a)	376	14,751
Ingevity Corp.*	244	10,990
Innospec, Inc.	186	16,096
Kraton Corp.*	879	8,896
Orion Engineered Carbons SA (Luxembourg)	1,015	14,423
PolyOne Corp.	575	14,237
Stepan Co.	175	15,370

		127,593

Commercial Services & Supplies 2.5%
Brady Corp. (Class A Stock)(a)	316	14,959
Brink’s Co. (The)	214	16,754
Cimpress PLC (Ireland)*	184	21,419
Deluxe Corp.	363	12,088
Harsco Corp.*	1,000	11,990
Herman Miller, Inc.	478	16,367
HNI Corp.	505	16,579
Interface, Inc. (Class A Stock)	1,204	17,566
Kimball International, Inc. (Class B Stock)	853	13,802
Knoll, Inc.	741	13,071
McGrath RentCorp	248	17,224
Mobile Mini, Inc.	449	17,507
MSA Safety, Inc.	154	18,737

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	35

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Steelcase, Inc. (Class A Stock)	1,013	$16,431
Tetra Tech, Inc.	215	17,387

		241,881

Communications Equipment 1.0%
Calix, Inc.*	2,261	20,349
Clearfield, Inc.*	1,337	14,333
DASAN Zhone Solutions, Inc.*	1,862	14,207
Extreme Networks, Inc.*	2,583	12,993
InterDigital, Inc.	324	17,136
Viavi Solutions, Inc.*	1,185	15,630

		94,648

Construction & Engineering 1.7%
Comfort Systems USA, Inc.	392	16,550
Construction Partners, Inc. (Class A Stock)*	1,126	19,153
Dycom Industries, Inc.*	416	12,297
EMCOR Group, Inc.	227	17,461
Great Lakes Dredge & Dock Corp.*	1,590	15,423
IES Holdings, Inc.*	826	19,254
MasTec, Inc.*	310	15,215
MYR Group, Inc.*	613	15,638
Primoris Services Corp.	841	15,962
Sterling Construction Co., Inc.*	1,344	18,359

		165,312

Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*	853	16,668
US Concrete, Inc.*	504	13,527

		30,195

Consumer Finance 0.9%
Curo Group Holdings Corp.	1,830	16,891
Elevate Credit, Inc.*	4,184	13,807
Enova International, Inc.*	831	15,972
Oportun Financial Corp.*	917	19,284
Regional Management Corp.*	678	17,391

		83,345

Containers & Packaging 0.2%
Myers Industries, Inc.	1,154	15,660

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

Distributors 0.2%
Core-Mark Holding Co., Inc.	779	$17,925

Diversified Consumer Services 0.9%
Collectors Universe, Inc.	797	18,335
K12, Inc.*	963	19,145
Perdoceo Education Corp.*	1,072	16,005
Select Interior Concepts, Inc. (Class A Stock)*	2,290	17,106
Strategic Education, Inc.	121	17,833

		88,424

Diversified Financial Services 0.2%
Marlin Business Services Corp.	924	18,166

Diversified Telecommunication Services 1.0%
Anterix, Inc.*	405	18,974
Cogent Communications Holdings, Inc.	266	19,421
IDT Corp. (Class B Stock)*	2,573	19,812
ORBCOMM, Inc.*	4,829	15,984
Vonage Holdings Corp.*	2,248	20,142

		94,333

Electric Utilities 0.5%
MGE Energy, Inc.	247	17,621
Otter Tail Corp.	333	16,187
Spark Energy, Inc. (Class A Stock)	2,062	17,651

		51,459

Electrical Equipment 0.9%
Allied Motion Technologies, Inc.	400	15,416
Atkore International Group, Inc.*	465	17,163
AZZ, Inc.	431	15,900
Generac Holdings, Inc.*	196	20,186
Thermon Group Holdings, Inc.*	746	13,107

		81,772

Electronic Equipment, Instruments & Components 2.0%
Badger Meter, Inc.	311	18,725
ePlus, Inc.*	221	16,743
Fabrinet (Thailand)*	296	16,316
Insight Enterprises, Inc.*	297	16,362
Itron, Inc.*	226	17,140
MTS Systems Corp.	380	15,253

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	37

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Napco Security Technologies, Inc.*	600	$12,204
OSI Systems, Inc.*	196	15,929
Plexus Corp.*	267	17,715
Rogers Corp.*	150	17,400
Sanmina Corp.*	583	15,327
Vishay Precision Group, Inc.*	528	14,504

		193,618

Energy Equipment & Services 0.3%
Liberty Oilfield Services, Inc. (Class A Stock)	2,006	13,420
ProPetro Holding Corp.*	1,758	15,400

		28,820

Entertainment 0.4%
Glu Mobile, Inc.*	3,112	22,157
IMAX Corp. (Canada)*	1,003	15,627

		37,784

Equity Real Estate Investment Trusts (REITs) 5.1%
Alexander’s, Inc.	57	17,727
American Assets Trust, Inc.	412	17,077
American Finance Trust, Inc.	1,474	15,330
Armada Hoffler Properties, Inc.	1,039	17,414
Bluerock Residential Growth REIT, Inc. (Class A Stock)	1,459	15,159
Clipper Realty, Inc.	1,812	20,421
Community Healthcare Trust, Inc.	430	20,481
Easterly Government Properties, Inc.	823	19,563
EastGroup Properties, Inc.	131	16,471
First Industrial Realty Trust, Inc.	414	15,939
Four Corners Property Trust, Inc.	675	19,366
GEO Group, Inc. (The)	1,221	17,875
Gladstone Commercial Corp.	869	16,398
iStar, Inc.	1,364	20,637
LTC Properties, Inc.	414	18,560
Monmouth Real Estate Investment Corp.	1,327	18,843
National Health Investors, Inc.	231	18,880
National Storage Affiliates Trust	559	18,861
New Senior Investment Group, Inc.	2,580	15,661
NexPoint Residential Trust, Inc.	403	17,933
Pennsylvania Real Estate Investment Trust(a)	4,017	9,480
PS Business Parks, Inc.	114	16,935
Ryman Hospitality Properties, Inc.	227	15,779

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Saul Centers, Inc.	360	$15,484
Seritage Growth Properties (Class A Stock)	491	16,880
Terreno Realty Corp.	314	17,229
UMH Properties, Inc.	1,148	16,657
Universal Health Realty Income Trust	159	17,127

		484,167

Food & Staples Retailing 0.5%
BJ’s Wholesale Club Holdings, Inc.*	871	16,775
Performance Food Group Co.*	374	15,858
PriceSmart, Inc.	307	17,097

		49,730

Food Products 1.0%
B&G Foods, Inc.(a)	1,222	18,086
Bridgford Foods Corp.*	717	12,533
Calavo Growers, Inc.	244	17,678
John B Sanfilippo & Son, Inc.	217	15,231
Sanderson Farms, Inc.	126	15,569
Tootsie Roll Industries, Inc.(a)	566	18,157

		97,254

Gas Utilities 0.5%
Chesapeake Utilities Corp.	208	17,784
New Jersey Resources Corp.	450	15,890
Southwest Gas Holdings, Inc.	252	16,299

		49,973

Health Care Equipment & Supplies 5.9%
Alphatec Holdings, Inc.*	2,866	16,766
Antares Pharma, Inc.*	5,057	15,677
AtriCure, Inc.*	507	19,479
Atrion Corp.	27	16,640
AxoGen, Inc.*	1,465	18,137
Cardiovascular Systems, Inc.*	365	13,731
Conformis, Inc.*	16,071	12,523
CONMED Corp.	173	16,373
Cutera, Inc.*	576	14,273
CytoSorbents Corp.*	4,309	25,983
GenMark Diagnostics, Inc.*	3,875	13,524
Glaukos Corp.*	338	14,865

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	39

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Globus Medical, Inc. (Class A Stock)*	369	$16,690
Haemonetics Corp.*	170	18,416
Heska Corp.*	186	17,757
Inogen, Inc.*	403	18,449
Integer Holdings Corp.*	225	20,288
iRadimed Corp.*	752	17,852
Lantheus Holdings, Inc.*	1,047	16,281
LeMaitre Vascular, Inc.	523	14,906
LivaNova PLC (United Kingdom)*	242	16,872
Mesa Laboratories, Inc.	72	17,229
Natus Medical, Inc.*	537	14,435
Neuronetics, Inc.*	4,507	13,048
Nevro Corp.*	161	20,954
Novocure Ltd. (Jersey, Channel Islands)*	205	14,914
NuVasive, Inc.*	261	17,176
Orthofix Medical, Inc.*	424	14,984
Quidel Corp.*	265	20,469
Silk Road Medical, Inc.*	449	17,893
Surmodics, Inc.*	477	16,652
Utah Medical Products, Inc.	176	15,382
Vapotherm, Inc.*	1,667	14,436
Varex Imaging Corp.*	580	13,468

		566,522

Health Care Providers & Services 3.0%
Amedisys, Inc.*	109	18,967
AMN Healthcare Services, Inc.*	318	23,405
Apollo Medical Holdings, Inc.*	1,066	18,623
CorVel Corp.*	201	13,857
Cross Country Healthcare, Inc.*	1,878	17,803
Ensign Group, Inc. (The)	418	18,601
Hanger, Inc.*	734	16,933
LHC Group, Inc.*	144	17,490
Magellan Health, Inc.*	255	15,303
National Research Corp.	282	15,507
Option Care Health, Inc.*	1,175	17,331
Providence Service Corp. (The)*	308	19,028
R1 RCM, Inc.*	1,455	17,867
RadNet, Inc.*	927	18,939
Select Medical Holdings Corp.*	809	19,368
Tenet Healthcare Corp.*	542	14,244

		283,266

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Technology 1.6%
Castlight Health, Inc. (Class B Stock)*	12,800	$11,601
Evolent Health, Inc. (Class A Stock)*	1,792	16,558
HealthStream, Inc.*	652	15,857
HMS Holdings Corp.*	682	15,665
Inovalon Holdings, Inc. (Class A Stock)*	968	18,857
NextGen Healthcare, Inc.*	1,260	16,481
Omnicell, Inc.*	224	18,249
Simulations Plus, Inc.	557	18,136
Teladoc Health, Inc.*	200	24,992

		156,396

Hotels, Restaurants & Leisure 2.6%
Biglari Holdings, Inc. (Class B Stock)*	171	18,034
Cheesecake Factory, Inc. (The)(a)	497	17,708
Churchill Downs, Inc.	137	17,213
Chuy’s Holdings, Inc.*	778	16,680
Cracker Barrel Old Country Store, Inc.	124	17,773
Denny’s Corp.*	937	16,313
Golden Entertainment, Inc.*	1,063	17,306
Jack in the Box, Inc.	240	16,526
Marriott Vacations Worldwide Corp.	160	15,485
Nathan’s Famous, Inc.	264	15,708
Papa John’s International, Inc.	304	17,513
Penn National Gaming, Inc.*	778	23,005
PlayAGS, Inc.*	1,792	17,365
Twin River Worldwide Holdings, Inc.	725	18,850

		245,479

Household Durables 2.3%
Cavco Industries, Inc.*	87	17,550
Century Communities, Inc.*	648	21,598
Hamilton Beach Brands Holding Co. (Class A Stock)	1,044	12,110
Helen of Troy Ltd.*	110	18,106
Installed Building Products, Inc.*	276	18,230
KB Home	482	15,708
La-Z-Boy, Inc.	604	17,305
LGI Homes, Inc.*	242	18,235
Skyline Champion Corp.*	563	14,345
Sonos, Inc.*	1,324	15,279
Taylor Morrison Home Corp. (Class A Stock)*	785	17,678
TopBuild Corp.*	168	16,968
Universal Electronics, Inc.*	338	14,270

		217,382

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	41

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	8,169	$18,544
Ormat Technologies, Inc.	221	15,399

		33,943

Insurance 1.7%
Crawford & Co. (Class A Stock)	1,703	12,670
Enstar Group Ltd.*	88	15,698
FedNat Holding Co.	1,268	16,535
James River Group Holdings Ltd. (Bermuda)	432	17,457
MBIA, Inc.*	2,124	16,567
National General Holdings Corp.	865	16,842
ProSight Global, Inc.*	1,213	16,254
Selective Insurance Group, Inc.	288	16,065
United Fire Group, Inc.	426	16,333
Universal Insurance Holdings, Inc.	746	15,435

		159,856

Interactive Media & Services 1.2%
Cargurus, Inc. (Class A Stock)*	516	13,153
Cars.com, Inc.*	1,495	13,575
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	2,736	11,915
Meet Group, Inc. (The)*	3,526	17,983
QuinStreet, Inc.*	1,254	16,151
Travelzoo*	1,604	13,121
TrueCar, Inc.*	4,549	11,964
Yelp, Inc. (Class A Stock)*	502	15,697

		113,559

Internet & Direct Marketing Retail 1.0%
1-800-Flowers.com, Inc. (Class A Stock)*	1,176	21,215
Duluth Holdings, Inc. (Class B Stock)(a)*	2,142	14,694
Groupon, Inc. (Class A Stock)*	6,102	8,177
PetMed Express, Inc.	765	20,196
Quotient Technology, Inc.*	2,040	18,258
Shutterstock, Inc.*	438	16,880

		99,420

IT Services 2.6%
Cardtronics PLC (United Kingdom) (Class A Stock)*	423	15,342
Cass Information Systems, Inc.	314	14,742
CSG Systems International, Inc.	386	17,081

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services (cont’d.)
Endurance International Group Holdings, Inc.*	3,844	$14,338
EVERTEC, Inc. (Puerto Rico)	566	16,799
ExlService Holdings, Inc.*	249	18,588
Hackett Group, Inc. (The)	1,042	16,047
NIC, Inc.	800	14,632
Perficient, Inc.*	398	16,306
Perspecta, Inc.	641	16,006
PRGX Global, Inc.*	4,466	16,122
Science Applications International Corp.	201	16,106
TTEC Holdings, Inc.	483	18,079
Tucows, Inc. (Canada) (Class A Stock)*	314	16,042
Virtusa Corp.*	471	20,776

		247,006

Leisure Products 1.0%
Johnson Outdoors, Inc. (Class A Stock)	254	15,852
Malibu Boats, Inc. (Class A Stock)*	459	20,169
Marine Products Corp.	1,433	18,027
MasterCraft Boat Holdings, Inc.*	1,253	20,261
Sturm Ruger & Co., Inc.	370	17,775

		92,084

Life Sciences Tools & Services 1.1%
Fluidigm Corp.*	4,560	15,139
Medpace Holdings, Inc.*	208	18,707
NeoGenomics, Inc.*	605	17,140
Personalis, Inc.*	1,721	15,024
Repligen Corp.*	208	17,805
Syneos Health, Inc. (Class A Stock)*	328	20,779

		104,594

Machinery 3.5%
Alamo Group, Inc.	144	15,951
Albany International Corp. (Class A Stock)	256	16,402
Barnes Group, Inc.(a)	320	17,184
Blue Bird Corp.*	862	15,413
Columbus McKinnon Corp.	518	16,105
Douglas Dynamics, Inc.	382	16,628
Federal Signal Corp.	534	15,486
Franklin Electric Co., Inc.	330	17,058
Gorman-Rupp Co. (The)	514	16,443

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	43

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Hillenbrand, Inc.	576	$13,478
Luxfer Holdings PLC (United Kingdom)	1,105	17,138
Mayville Engineering Co., Inc.*	2,154	15,703
Mueller Industries, Inc.	611	17,096
Omega Flex, Inc.	172	13,468
REV Group, Inc.	1,822	14,266
Rexnord Corp.	576	16,796
Spartan Motors, Inc.	1,119	16,505
SPX Corp.*	379	15,891
Tennant Co.	244	17,456
Terex Corp.	701	15,429
Watts Water Technologies, Inc. (Class A Stock)	192	18,031

		337,927

Marine 0.1%
Scorpio Bulkers, Inc.	3,937	12,677

Media 1.3%
Boston Omaha Corp. (Class A Stock)*	961	18,701
Fluent, Inc.*	7,002	16,315
Gray Television, Inc.*	898	16,990
Hemisphere Media Group, Inc. (Class A Stock)*	1,338	16,899
Loral Space & Communications, Inc.*	586	18,201
Meredith Corp.	641	16,890
TechTarget, Inc.*	731	16,908

		120,904

Metals & Mining 0.5%
Kaiser Aluminum Corp.	191	18,059
Ryerson Holding Corp.*	1,807	15,052
Worthington Industries, Inc.	495	15,741

		48,852

Oil, Gas & Consumable Fuels 1.1%
CVR Energy, Inc.	528	15,006
Dorian LPG Ltd.*	1,323	14,712
Evolution Petroleum Corp.	3,882	18,284
GasLog Ltd. (Monaco)	2,261	12,684
Golar LNG Ltd. (Bermuda)	1,477	18,928
Matador Resources Co.*	1,169	11,269
Ring Energy, Inc.*	7,843	11,058

		101,941

See Notes to Financial Statements.

44

Description	Shares	Value
COMMON STOCKS (Continued)

Paper & Forest Products 0.6%
Boise Cascade Co.	570	$20,223
Louisiana-Pacific Corp.	633	18,009
Neenah, Inc.	280	16,176

		54,408

Personal Products 0.7%
BellRing Brands, Inc. (Class A Stock)*	854	16,781
elf Beauty, Inc.*	1,236	19,727
Lifevantage Corp.*	1,176	14,006
USANA Health Sciences, Inc.*	243	16,062

		66,576

Pharmaceuticals 3.3%
Amphastar Pharmaceuticals, Inc.*	980	15,082
ANI Pharmaceuticals, Inc.*	322	15,459
BioDelivery Sciences International, Inc.*	3,486	16,942
Chiasma, Inc.*	4,110	18,290
Collegium Pharmaceutical, Inc.*	909	21,589
Corcept Therapeutics, Inc.*	1,534	19,359
Cymabay Therapeutics, Inc.*	10,055	16,691
Eloxx Pharmaceuticals, Inc.*	4,654	14,567
Innoviva, Inc.*	1,353	18,225
Intersect ENT, Inc.*	815	19,446
Odonate Therapeutics, Inc.*	713	21,098
Pacira BioSciences, Inc.*	427	18,523
Phibro Animal Health Corp. (Class A Stock)	764	19,291
SIGA Technologies, Inc.*	3,852	19,241
Supernus Pharmaceuticals, Inc.*	794	14,284
Tricida, Inc.*	589	18,718
Verrica Pharmaceuticals, Inc.*	1,284	15,241
Zogenix, Inc.*	359	9,004

		311,050

Professional Services 1.8%
ASGN, Inc.*	299	15,162
Barrett Business Services, Inc.	218	13,058
BG Staffing, Inc.	944	14,556
CRA International, Inc.	353	16,418
Exponent, Inc.	272	20,033
Franklin Covey Co.*	598	18,807
Heidrick & Struggles International, Inc.	607	13,536

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	45

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (cont’d.)
Huron Consulting Group, Inc.*	273	$16,200
ICF International, Inc.	222	16,868
Kforce, Inc.	500	15,230
Korn Ferry	456	15,951

		175,819

Real Estate Management & Development 0.9%
Cushman & Wakefield PLC*	997	18,136
Kennedy-Wilson Holdings, Inc.	866	17,502
Marcus & Millichap, Inc.*	520	16,619
Newmark Group, Inc. (Class A Stock)	1,635	15,614
RMR Group, Inc. (The) (Class A Stock)	443	16,506

		84,377

Road & Rail 0.3%
PAM Transportation Services, Inc.*	346	13,705
Universal Logistics Holdings, Inc.	1,033	15,919

		29,624

Semiconductors & Semiconductor Equipment 2.0%
Ambarella, Inc.*	325	19,321
Brooks Automation, Inc.	458	15,806
CEVA, Inc.*	669	19,006
Diodes, Inc.*	335	14,743
DSP Group, Inc.*	1,284	17,475
FormFactor, Inc.*	717	16,039
Lattice Semiconductor Corp.*	846	15,186
MaxLinear, Inc. (Class A Stock)*	919	14,208
Power Integrations, Inc.	191	16,627
Semtech Corp.*	360	14,216
Silicon Laboratories, Inc.*	154	13,657
Xperi Corp.	1,051	18,067

		194,351

Software 7.6%
8x8, Inc.*	947	17,519
A10 Networks, Inc.*	2,646	17,755
ACI Worldwide, Inc.*	540	15,050
Agilysys, Inc.*	616	19,792
Alarm.com Holdings, Inc.*	424	20,458
American Software, Inc. (Class A Stock)	1,312	21,582

See Notes to Financial Statements.

46

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Blackbaud, Inc.	239	$16,204
Bottomline Technologies DE, Inc.*	358	15,852
Box, Inc. (Class A Stock)*	1,205	20,184
ChannelAdvisor Corp.*	1,912	18,202
Cloudera, Inc.*	1,733	15,424
CommVault Systems, Inc.*	430	17,931
Cornerstone OnDemand, Inc.*	295	12,104
Domo, Inc. (Class B Stock)*	807	17,020
Ebix, Inc.(a)	559	14,780
eGain Corp.*	2,297	18,560
Envestnet, Inc.*	283	21,361
Five9, Inc.*	268	19,572
ForeScout Technologies, Inc.*	613	19,947
Intelligent Systems Corp.*	497	18,225
j2 Global, Inc.	177	15,457
Majesco*	2,678	17,889
MicroStrategy, Inc. (Class A Stock)*	135	18,247
Mitek Systems, Inc.*	2,131	18,561
Model N, Inc.*	582	16,878
OneSpan, Inc.*	1,126	18,590
Ping Identity Holding Corp.*	786	18,188
Progress Software Corp.	447	16,669
QAD, Inc. (Class A Stock)	365	17,903
Qualys, Inc.*	230	18,441
Rimini Street, Inc.*	3,784	17,482
Rosetta Stone, Inc.*	1,078	18,617
SharpSpring, Inc.*	1,680	19,152
SPS Commerce, Inc.*	312	16,411
SVMK, Inc.*	1,005	18,321
Telenav, Inc.*	4,034	24,063
Tenable Holdings, Inc.*	742	18,194
Verint Systems, Inc.*	337	18,495
Workiva, Inc. (Class A Stock)*	437	18,677
Zuora, Inc. (Class A Stock)*	1,291	17,093

		720,850

Specialty Retail 2.1%
Aaron’s, Inc.	325	12,782
American Eagle Outfitters, Inc.	1,362	17,543
America’s Car-Mart, Inc.*	178	18,293
Asbury Automotive Group, Inc.*	191	16,930
Children’s Place, Inc. (The)(a)	313	18,029

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	47

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Designer Brands, Inc. (Class A Stock)	1,243	$16,793
Lithia Motors, Inc. (Class A Stock)	132	15,729
Murphy USA, Inc.*	173	16,867
National Vision Holdings, Inc.*	580	20,196
Rent-A-Center, Inc.	636	13,540
Sleep Number Corp.*	377	16,607
Winmark Corp.	92	18,400

		201,709

Technology Hardware, Storage & Peripherals 0.3%
AstroNova, Inc.	1,523	16,540
Avid Technology, Inc.*	2,205	16,295

		32,835

Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc.*	470	12,300
Deckers Outdoor Corp.*	114	19,813
Kontoor Brands, Inc.	471	15,892
Oxford Industries, Inc.	268	16,185
Steven Madden Ltd.	472	15,434
Wolverine World Wide, Inc.	605	15,905

		95,529

Thrifts & Mortgage Finance 2.4%
Axos Financial, Inc.*	657	16,366
Essent Group Ltd.	362	15,798
Federal Agricultural Mortgage Corp. (Class C Stock)	240	18,014
First Defiance Financial Corp.	579	13,847
Greene County Bancorp, Inc.	616	16,663
Hingham Institution for Savings	91	16,649
Kearny Financial Corp.	1,503	16,398
Meridian Bancorp, Inc.	927	15,305
Meta Financial Group, Inc.	498	16,359
Mr Cooper Group, Inc.*	1,426	18,295
NMI Holdings, Inc. (Class A Stock)*	617	14,401
OceanFirst Financial Corp.	788	16,107
PennyMac Financial Services, Inc.	523	18,441
Walker & Dunlop, Inc.	298	19,325

		231,968

See Notes to Financial Statements.

48

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	282	$16,635
Foundation Building Materials, Inc.*	1,018	15,881
General Finance Corp.*	1,802	14,038
Herc Holdings, Inc.*	442	16,213
Kaman Corp.(a)	270	14,974
Lawson Products, Inc.*	367	14,680
MRC Global, Inc.*	1,517	13,198
Systemax, Inc.	740	15,436
Transcat, Inc.*	608	17,565

		138,620

Water Utilities 1.3%
American States Water Co.	221	16,926
AquaVenture Holdings Ltd.*	727	19,658
California Water Service Group	375	17,985
Middlesex Water Co.	295	17,544
Pure Cycle Corp.*	1,520	18,803
SJW Group	268	16,396
York Water Co. (The)	376	15,901

		123,213
TOTAL LONG-TERM INVESTMENTS (cost $10,372,828)		9,506,498

SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUND 2.2%
PGIM Institutional Money Market Fund (cost $205,612; includes $205,427 of cash collateral for securities on loan)(b)(w)	205,603	205,603

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.3%
JPMorgan Chase (cost $28,449)	0.950%	03/02/20	28	28,449

TOTAL SHORT-TERM INVESTMENTS (cost $234,061)				234,052

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	49

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Value

TOTAL INVESTMENTS 102.1% (cost $10,606,889)	$9,740,550
Liabilities in excess of other assets (2.1)%	(200,227)

NET ASSETS 100.0%	$9,540,323

The following abbreviations are used in the semi-annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $192,826; cash collateral of $205,427 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$50,448	$—	$—
Air Freight & Logistics	46,683	—	—
Airlines	12,469	—	—
Auto Components	35,057	—	—
Automobiles	18,473	—	—
Banks	398,506	—	—
Beverages	51,095	—	—
Biotechnology	1,009,137	—	—

See Notes to Financial Statements.

50

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Building Products	$196,803	$—	$—
Capital Markets	233,031	—	—
Chemicals	127,593	—	—
Commercial Services & Supplies	241,881	—	—
Communications Equipment	94,648	—	—
Construction & Engineering	165,312	—	—
Construction Materials	30,195	—	—
Consumer Finance	83,345	—	—
Containers & Packaging	15,660	—	—
Distributors	17,925	—	—
Diversified Consumer Services	88,424	—	—
Diversified Financial Services	18,166	—	—
Diversified Telecommunication Services	94,333	—	—
Electric Utilities	51,459	—	—
Electrical Equipment	81,772	—	—
Electronic Equipment, Instruments & Components	193,618	—	—
Energy Equipment & Services	28,820	—	—
Entertainment	37,784	—	—
Equity Real Estate Investment Trusts (REITs)	484,167	—	—
Food & Staples Retailing	49,730	—	—
Food Products	97,254	—	—
Gas Utilities	49,973	—	—
Health Care Equipment & Supplies	566,522	—	—
Health Care Providers & Services	283,266	—	—
Health Care Technology	156,396	—	—
Hotels, Restaurants & Leisure	245,479	—	—
Household Durables	217,382	—	—
Independent Power & Renewable Electricity Producers	33,943	—	—
Insurance	159,856	—	—
Interactive Media & Services	113,559	—	—
Internet & Direct Marketing Retail	99,420	—	—
IT Services	247,006	—	—
Leisure Products	92,084	—	—
Life Sciences Tools & Services	104,594	—	—
Machinery	337,927	—	—
Marine	12,677	—	—
Media	120,904	—	—
Metals & Mining	48,852	—	—
Oil, Gas & Consumable Fuels	101,941	—	—
Paper & Forest Products	54,408	—	—
Personal Products	66,576	—	—
Pharmaceuticals	311,050	—	—

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	51

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Professional Services	$175,819	$—	$—
Real Estate Management & Development	84,377	—	—
Road & Rail	29,624	—	—
Semiconductors & Semiconductor Equipment	194,351	—	—
Software	720,850	—	—
Specialty Retail	201,709	—	—
Technology Hardware, Storage & Peripherals	32,835	—	—
Textiles, Apparel & Luxury Goods	95,529	—	—
Thrifts & Mortgage Finance	231,968	—	—
Trading Companies & Distributors	138,620	—	—
Water Utilities	123,213	—	—
Affiliated Mutual Fund	205,603	—	—
Time Deposit	—	28,449	—

Total	$9,712,101	$28,449	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2020 were as follows:

Biotechnology	10.6%
Software	7.6
Health Care Equipment & Supplies	5.9
Equity Real Estate Investment Trusts (REITs)	5.1
Banks	4.2
Machinery	3.5
Pharmaceuticals	3.3
Health Care Providers & Services	3.0
IT Services	2.6
Hotels, Restaurants & Leisure	2.6
Commercial Services & Supplies	2.5
Capital Markets	2.4
Thrifts & Mortgage Finance	2.4
Household Durables	2.3
Affiliated Mutual Fund (2.2% represents investments purchased with collateral from securities on loan)	2.2
Specialty Retail	2.1
Building Products	2.1
Semiconductors & Semiconductor Equipment	2.0
Electronic Equipment, Instruments & Components	2.0
Professional Services	1.8
Construction & Engineering	1.7
Insurance	1.7
Health Care Technology	1.6%
Trading Companies & Distributors	1.5
Chemicals	1.3
Water Utilities	1.3
Media	1.3
Interactive Media & Services	1.2
Life Sciences Tools & Services	1.1
Oil, Gas & Consumable Fuels	1.1
Internet & Direct Marketing Retail	1.0
Food Products	1.0
Textiles, Apparel & Luxury Goods	1.0
Communications Equipment	1.0
Diversified Telecommunication Services	1.0
Leisure Products	1.0
Diversified Consumer Services	0.9
Real Estate Management & Development	0.9
Consumer Finance	0.9
Electrical Equipment	0.9
Personal Products	0.7
Paper & Forest Products	0.6
Electric Utilities	0.5
Beverages	0.5
Aerospace & Defense	0.5

See Notes to Financial Statements.

52

Industry Classification (cont’d.)
Gas Utilities	0.5%
Food & Staples Retailing	0.5
Metals & Mining	0.5
Air Freight & Logistics	0.5
Entertainment	0.4
Auto Components	0.4
Independent Power & Renewable Electricity Producers	0.4
Technology Hardware, Storage & Peripherals	0.3
Construction Materials	0.3
Road & Rail	0.3
Energy Equipment & Services	0.3

Time Deposit	0.3%
Automobiles	0.2
Diversified Financial Services	0.2
Distributors	0.2
Containers & Packaging	0.2
Marine	0.1
Airlines	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

Financial Instruments/Transactions-Summary of Offsetting and Netting Agreements:

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Financial Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$192,826	$(192,826)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	53

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2020

Assets
Investments, at value including securities on loan of $192,826:
Unaffiliated investments (cost $10,401,277)	$9,534,947
Affiliated investments (cost $205,612)	205,603
Cash	19
Interest and dividends receivable	7,702

Total Assets	9,748,271

Liabilities
Payable to broker for collateral for securities on loan	205,427
Management fee payable	2,450
Other liabilities	71

Total Liabilities	207,948

Net Assets	$9,540,323

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	10,026,367
Total distributable earnings (loss)	(486,244)

Net assets, February 29, 2020	$9,540,323

Net asset value, offering price and redemption price per share, ($9,540,323 / 200,000 shares of common stock issued and outstanding)	$47.70

See Notes to Financial Statements.

54

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Interest income	$263
Unaffiliated dividend income (net of $57 foreign withholding tax)	47,928
Income from securities lending, net (including affiliated income of $680)	1,067

Total income	49,258

Expenses
Management fee	14,927

Total expenses	14,927

Net investment income (loss)	34,331

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7))	466,592
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3))	(505,776)

Net gain (loss) on investment transactions	(39,184)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(4,853)

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	55

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Statements of Changes in Net Assets

	Six Months Ended February 29, 2020 (unaudited)	Period Ended August 31, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,331	$84,526
Net realized gain (loss) on investments and in-kind redemptions	466,592	(14,886)
Net change in unrealized appreciation (depreciation) on investments	(505,776)	(360,564)

Net increase (decrease) in net assets resulting from operations	(4,853)	(290,924)

Dividends and Distributions
Distributions from distributable earnings	(48,022)	(65,848)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	—	12,487,720
Cost of shares reacquired	—	(2,537,750)

Net increase (decrease) in net assets from Fund share transactions	—	9,949,970

Total increase (decrease)	(52,875)	9,593,198

Net Assets:
Beginning of period	9,593,198	—

End of period	$9,540,323	$9,593,198

*	For the period from November 13, 2018 (commencement of operations) through August 31, 2019.

See Notes to Financial Statements.

56

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited)

as of February 29, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 99.4%

Aerospace & Defense 0.6%
AAR Corp.(a)	303	$10,469
Ducommun, Inc.*	340	15,181
Moog, Inc. (Class A Stock)	147	11,336
Vectrus, Inc.*	254	13,231

		50,217

Airlines 0.3%
Hawaiian Holdings, Inc.	507	10,586
Mesa Air Group, Inc.*	1,587	9,157
SkyWest, Inc.	213	9,670

		29,413

Auto Components 0.5%
Cooper-Standard Holdings, Inc.*	465	8,035
Dana, Inc.	861	12,381
Modine Manufacturing Co.*	1,907	14,227
Standard Motor Products, Inc.	296	13,024

		47,667

Banks 21.3%
1st Source Corp.	290	12,194
ACNB Corp.	413	12,588
Amalgamated Bank (Class A Stock)	772	12,360
Amerant Bancorp, Inc. (Class A Stock)*	708	13,070
American National Bankshares, Inc.	357	11,028
Ames National Corp.	490	12,676
Arrow Financial Corp.	404	12,795
Atlantic Union Bankshares Corp.	405	12,045
Bancorp, Inc. (The)*	1,280	15,578
BancorpSouth Bank	475	11,623
Bank of Commerce Holdings	1,234	12,901
Bank of Marin Bancorp	327	12,469
Bank7 Corp.	731	13,085
BankFinancial Corp.	1,040	11,794
Bankwell Financial Group, Inc.	522	14,861
Banner Corp.	238	10,862
Bar Harbor Bankshares	618	12,620
Baycom Corp.*	634	13,511
BCB Bancorp, Inc.	1,018	11,544
Berkshire Hills Bancorp, Inc.	452	11,033

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	57

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Bridge Bancorp, Inc.	440	$12,109
Brookline Bancorp, Inc.	908	12,594
Bryn Mawr Bank Corp.	339	11,268
Business First Bancshares, Inc.	520	12,516
C&F Financial Corp.	252	11,466
Cadence BanCorp (Class A Stock)	768	10,844
Camden National Corp.	311	12,754
Capital Bancorp, Inc.*	928	12,844
Capstar Financial Holdings, Inc.	885	11,894
Carter Bank & Trust	646	10,917
Cathay General Bancorp	367	11,296
CBTX, Inc.	463	11,552
CenterState Bank Corp.	605	12,239
Central Pacific Financial Corp.	449	10,740
Central Valley Community Bancorp	709	12,195
Chemung Financial Corp.	343	12,314
Civista Bancshares, Inc.	645	12,345
CNB Financial Corp.	449	11,256
Coastal Financial Corp.*	839	13,751
Codorus Valley Bancorp, Inc.	637	13,122
Colony Bankcorp, Inc.	926	13,770
Community Financial Corp. (The)	398	12,633
Community Trust Bancorp, Inc.	298	11,527
ConnectOne Bancorp, Inc.	571	11,997
CrossFirst Bankshares, Inc.*	1,096	14,522
Customers Bancorp, Inc.*	677	13,736
Dime Community Bancshares, Inc.	716	12,014
Eagle Bancorp, Inc.	298	11,151
Enterprise Bancorp, Inc.	439	12,059
Enterprise Financial Services Corp.	297	11,366
Equity Bancshares, Inc. (Class A Stock)*	485	12,697
Esquire Financial Holdings, Inc.*	541	12,394
Evans Bancorp, Inc.	343	13,470
FB Financial Corp.	377	12,279
Financial Institutions, Inc.	458	12,325
First Bancorp	353	11,331
First Bancorp, Inc.	480	12,240
First BanCorp (Puerto Rico)	1,417	11,251
First Bank	1,370	13,357
First Busey Corp.	509	11,234
First Business Financial Services, Inc.	530	12,720
First Choice Bancorp	583	13,205

See Notes to Financial Statements.

58

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
First Commonwealth Financial Corp.	976	$11,517
First Financial Corp.	330	13,183
First Financial Northwest, Inc.	946	13,197
First Foundation, Inc.	907	13,129
First Guaranty Bancshares, Inc.	640	10,931
First Internet Bancorp	640	15,546
First Interstate BancSystem, Inc. (Class A Stock)	358	12,193
First Merchants Corp.	342	11,963
First Mid Bancshares, Inc.	391	11,014
First Midwest Bancorp, Inc.	656	11,906
First Northwest Bancorp	826	13,150
First of Long Island Corp. (The)	556	11,515
Flushing Financial Corp.	692	12,563
FNCB Bancorp, Inc.	1,645	10,873
Franklin Financial Network, Inc.	422	14,133
Franklin Financial Services Corp.	354	10,981
Fulton Financial Corp.(a)	834	12,051
FVCBankcorp, Inc.*	871	13,440
Great Western Bancorp, Inc.	385	10,345
Guaranty Bancshares, Inc.	412	11,375
Hancock Whitney Corp.	347	11,625
Hanmi Financial Corp.	699	10,904
HarborOne Bancorp, Inc.*	1,314	13,133
Hawthorn Bancshares, Inc.	571	12,414
Heartland Financial USA, Inc.	285	12,212
Heritage Commerce Corp.	1,111	11,399
Hilltop Holdings, Inc.	598	12,456
HomeTrust Bancshares, Inc.	497	11,809
Hope Bancorp, Inc.	992	12,112
Horizon Bancorp, Inc.	781	11,731
IBERIABANK Corp.	181	10,894
Independent Bank Corp.	597	11,683
Independent Bank Group, Inc.	248	11,480
International Bancshares Corp.	339	11,560
Investar Holding Corp.	560	11,962
Investors Bancorp, Inc.	1,107	11,668
Lakeland Bancorp, Inc.	824	11,870
LCNB Corp.	710	11,239
Level One Bancorp, Inc.	515	12,489
Macatawa Bank Corp.	1,326	12,783
Mackinac Financial Corp.	830	11,612
MainStreet Bancshares, Inc.*	599	12,148

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	59

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Malvern Bancorp, Inc.*	609	$11,644
Metropolitan Bank Holding Corp.*	303	12,953
Mid Penn Bancorp, Inc.	518	11,018
Midland States Bancorp, Inc.	510	12,148
MidWestOne Financial Group, Inc.	437	12,555
National Bankshares, Inc.	345	12,058
Northeast Bank	640	11,392
Oak Valley Bancorp	684	11,416
OFG Bancorp (Puerto Rico)	666	11,149
Ohio Valley Banc Corp.	365	10,147
Old Second Bancorp, Inc.	1,035	11,012
Origin Bancorp, Inc.	399	12,066
Orrstown Financial Services, Inc.	625	11,125
Pacific Mercantile Bancorp*	1,951	12,740
Pacific Premier Bancorp, Inc.	461	11,908
Parke Bancorp, Inc.	649	12,007
PCB Bancorp	828	11,070
Peapack Gladstone Financial Corp.	481	13,203
Penns Woods Bancorp, Inc.	417	12,577
Peoples Bancorp of North Carolina, Inc.	475	12,079
Peoples Bancorp, Inc.	392	11,192
Peoples Financial Services Corp.	270	11,858
People’s Utah Bancorp	496	11,889
Premier Financial Bancorp, Inc.	833	13,869
QCR Holdings, Inc.	363	13,816
RBB Bancorp	703	11,860
Reliant Bancorp, Inc.	574	11,394
Renasant Corp.	379	10,737
Republic Bancorp, Inc. (Class A Stock)	294	10,508
Richmond Mutual Bancorporation, Inc.*	917	12,334
SB One Bancorp	564	12,363
Select Bancorp, Inc.*	1,112	11,676
ServisFirst Bancshares, Inc.	397	13,716
Shore Bancshares, Inc.	820	12,759
Sierra Bancorp	480	11,434
Simmons First National Corp. (Class A Stock)	567	12,122
SmartFinancial, Inc.	613	11,641
South Plains Financial, Inc.	688	13,781
Southern First Bancshares, Inc.*	337	12,846
Southern National Bancorp of Virginia, Inc.	878	12,459
Summit Financial Group, Inc.	576	12,626
Towne Bank	519	11,968

See Notes to Financial Statements.

60

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
TriState Capital Holdings, Inc.*	576	$11,445
Union Bankshares, Inc.	399	11,962
United Community Banks, Inc.	474	11,741
United Security Bancshares	1,246	10,790
Unity Bancorp, Inc.	666	11,409
Univest Financial Corp.	532	12,449
Valley National Bancorp	1,273	11,839
Washington Trust Bancorp, Inc.	281	12,061
WesBanco, Inc.	397	12,152
West Bancorporation, Inc.	599	12,250

		1,893,332

Biotechnology 2.0%
AnaptysBio, Inc.*	926	13,844
Anika Therapeutics, Inc.*	314	13,113
Arena Pharmaceuticals, Inc.*	317	14,138
Geron Corp.(a)*	10,214	11,746
Jounce Therapeutics, Inc.*	2,003	9,053
Kezar Life Sciences, Inc.*	3,994	17,494
Ligand Pharmaceuticals, Inc.*	161	15,070
Lineage Cell Therapeutics, Inc.*	16,923	17,092
OPKO Health, Inc.(a)*	9,115	13,672
PDL BioPharma, Inc.*	4,500	15,300
Synlogic, Inc.*	4,529	9,330
TCR2 Therapeutics, Inc.*	1,040	12,355
Viking Therapeutics, Inc.*	1,948	11,532

		173,739

Building Products 1.8%
Apogee Enterprises, Inc.	426	12,861
Armstrong Flooring, Inc.*	3,388	8,944
Builders FirstSource, Inc.*	531	12,059
Caesarstone Ltd. (Israel)	935	10,107
Cornerstone Building Brands, Inc.*	1,642	12,069
Gibraltar Industries, Inc.*	268	13,580
Griffon Corp.	620	10,788
JELD-WEN Holding, Inc.*	565	10,622
Masonite International Corp.*	184	13,524
Patrick Industries, Inc.	284	15,004
PGT Innovations, Inc.*	902	13,683
Quanex Building Products Corp.	815	13,692
Universal Forest Products, Inc.	317	14,855

		161,788

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	61

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets 1.7%
Artisan Partners Asset Management, Inc. (Class A Stock)	420	$12,004
B. Riley Financial, Inc.	546	12,918
Blucora, Inc.*	589	10,249
Brightsphere Investment Group, Inc.	1,368	12,791
Diamond Hill Investment Group, Inc.	96	12,166
Donnelley Financial Solutions, Inc.*	1,435	12,485
GAIN Capital Holdings, Inc.	3,547	20,927
Oppenheimer Holdings, Inc. (Class A Stock)	497	11,794
Virtus Investment Partners, Inc.	113	12,475
Waddell & Reed Financial, Inc. (Class A Stock)	803	11,049
Westwood Holdings Group, Inc.	456	11,573
WisdomTree Investments, Inc.	3,412	13,853

		154,284

Chemicals 1.6%
AdvanSix, Inc.*	858	12,467
FutureFuel Corp.	1,257	12,784
Hawkins, Inc.	348	12,441
HB Fuller Co.(a)	274	10,749
Innospec, Inc.	141	12,202
Kraton Corp.*	646	6,537
Kronos Worldwide, Inc.	1,087	10,859
Orion Engineered Carbons SA (Luxembourg)	770	10,942
PolyOne Corp.	410	10,152
PQ Group Holdings, Inc.*	802	10,643
Trecora Resources*	2,014	11,379
Tredegar Corp.	655	11,174
Trinseo SA	423	9,255

		141,584

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	361	11,884
ACCO Brands Corp.	1,582	12,672
Brady Corp. (Class A Stock)(a)	240	11,362
BrightView Holdings, Inc.*	881	12,334
CECO Environmental Corp.*	1,795	12,116
Deluxe Corp.	275	9,158
Ennis, Inc.	684	13,748
HNI Corp.	381	12,508
Interface, Inc. (Class A Stock)	897	13,087
Kimball International, Inc. (Class B Stock)	647	10,468
Knoll, Inc.	559	9,861

See Notes to Financial Statements.

62

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Matthews International Corp. (Class A Stock)	362	$10,701
PICO Holdings, Inc.*	1,388	13,172
Quad/Graphics, Inc.	2,969	14,251
Steelcase, Inc. (Class A Stock)	711	11,532
Team, Inc.*	913	11,623
UniFirst Corp.	71	13,193
VSE Corp.	427	12,575

		216,245

Communications Equipment 1.5%
ADTRAN, Inc.	1,402	11,279
CalAmp Corp.*	1,440	13,853
Calix, Inc.*	1,661	14,949
Comtech Telecommunications Corp.	401	11,236
Digi International, Inc.*	852	11,281
Harmonic, Inc.*	1,773	10,886
KVH Industries, Inc.*	1,253	13,056
NETGEAR, Inc.*	551	10,398
NetScout Systems, Inc.*	563	14,469
Ribbon Communications, Inc.*	4,601	14,861
TESSCO Technologies, Inc.	1,289	7,721

		133,989

Construction & Engineering 0.7%
Aegion Corp. (Class A Stock)*	611	11,004
EMCOR Group, Inc.	149	11,461
IES Holdings, Inc.*	558	13,007
Northwest Pipe Co.*	429	13,535
Primoris Services Corp.	634	12,034

		61,041

Consumer Finance 1.0%
Encore Capital Group, Inc.*	385	14,307
Enova International, Inc.*	593	11,397
Medallion Financial Corp.*	2,130	12,588
Nelnet, Inc. (Class A Stock)	221	11,735
Oportun Financial Corp.*	673	14,153
PRA Group, Inc.*	385	14,946
Regional Management Corp.*	480	12,312

		91,438

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	63

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Containers & Packaging 0.5%
Greif, Inc.,
(Class A Stock)	341	$12,051
(Class B Stock)	302	12,083
UFP Technologies, Inc.*	326	16,082

		40,216

Diversified Consumer Services 0.6%
American Public Education, Inc.*	517	11,508
K12, Inc.*	707	14,055
Laureate Education, Inc. (Class A Stock)*	846	15,820
Select Interior Concepts, Inc. (Class A Stock)*	1,682	12,565

		53,948

Diversified Financial Services 0.5%
Banco Latinoamericano de Comercio Exterior SA (Panama)
(Class E Stock)	638	11,407
FGL Holdings (Bermuda)	1,558	17,824
Marlin Business Services Corp.	679	13,349

		42,580

Diversified Telecommunication Services 0.6%
ATN International, Inc.	256	13,798
Consolidated Communications Holdings, Inc.	3,664	22,790
ORBCOMM, Inc.*	3,547	11,741

		48,329

Electric Utilities 0.7%
ALLETE, Inc.	154	10,624
Genie Energy Ltd. (Class B Stock)	1,902	13,162
MGE Energy, Inc.	181	12,913
Otter Tail Corp.	251	12,201
Portland General Electric Co.	241	13,113

		62,013

Electrical Equipment 0.5%
AZZ, Inc.	327	12,063
Encore Wire Corp.	240	11,753
Preformed Line Products Co.	226	11,029
Thermon Group Holdings, Inc.*	566	9,944

		44,789

See Notes to Financial Statements.

64

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 1.8%
Bel Fuse, Inc. (Class B Stock)	726	$8,305
Belden, Inc.	265	10,581
Benchmark Electronics, Inc.	393	10,682
Daktronics, Inc.	2,345	11,537
ePlus, Inc.*	168	12,728
Kimball Electronics, Inc.*	883	11,965
Methode Electronics, Inc.	385	11,804
MTS Systems Corp.	280	11,239
PC Connection, Inc.	272	11,062
Plexus Corp.*	184	12,208
Sanmina Corp.*	416	10,937
ScanSource, Inc.*	418	11,884
TTM Technologies, Inc.*	934	12,133
Vishay Precision Group, Inc.*	401	11,016

		158,081

Energy Equipment & Services 1.8%
Era Group, Inc.*	1,710	16,758
Exterran Corp.*	2,188	11,159
Forum Energy Technologies, Inc.*	10,668	8,321
Frank’s International NV (Netherlands)*	3,618	14,183
KLX Energy Services Holdings, Inc.*	2,981	7,214
Liberty Oilfield Services, Inc. (Class A Stock)	1,474	9,861
Matrix Service Co.*	674	8,142
Natural Gas Services Group, Inc.*	1,273	12,577
Newpark Resources, Inc.*	2,727	9,572
Nine Energy Service, Inc.*	2,339	9,496
ProPetro Holding Corp.*	1,291	11,309
SEACOR Holdings, Inc.*	344	12,831
SEACOR Marine Holdings, Inc.*	1,185	9,421
Select Energy Services, Inc. (Class A Stock)*	1,596	10,374
Smart Sand, Inc.*	6,576	10,719

		161,937

Entertainment 0.2%
Eros International PLC (India)(a)*	3,258	7,526
Marcus Corp. (The)	471	12,585

		20,111

Equity Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	558	12,745
Alexander & Baldwin, Inc.	654	12,295

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	65

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Finance Trust, Inc.	1,082	$11,253
Ashford Hospitality Trust, Inc.	5,256	11,353
Braemar Hotels & Resorts, Inc.	1,618	11,909
BRT Apartments Corp.	837	13,057
CatchMark Timber Trust, Inc. (Class A Stock)	1,237	11,368
CBL & Associates Properties, Inc.	13,848	7,351
Cedar Realty Trust, Inc.	5,162	13,370
Chatham Lodging Trust	800	11,152
CoreCivic, Inc.	796	11,789
CorePoint Lodging, Inc.	1,275	10,149
DiamondRock Hospitality Co.	1,295	11,810
Diversified Healthcare Trust	1,723	10,838
Farmland Partners, Inc.(a)	1,956	11,560
First Industrial Realty Trust, Inc.	314	12,089
Franklin Street Properties Corp.	1,816	12,948
Front Yard Residential Corp. (Virgin Islands)	1,108	14,049
Getty Realty Corp.	411	11,648
Gladstone Commercial Corp.	638	12,039
Gladstone Land Corp.	1,137	15,270
Hersha Hospitality Trust (Class A Stock)	1,039	11,980
Independence Realty Trust, Inc.	960	12,730
Investors Real Estate Trust	196	13,808
iStar, Inc.	1,028	15,554
Kite Realty Group Trust	832	13,437
Lexington Realty Trust (Class B Stock)	1,198	12,423
Mack-Cali Realty Corp.	563	10,686
Monmouth Real Estate Investment Corp.	975	13,845
National Health Investors, Inc.	170	13,894
Office Properties Income Trust	449	13,079
One Liberty Properties, Inc.	454	10,941
Pebblebrook Hotel Trust	564	11,398
Pennsylvania Real Estate Investment Trust(a)	2,951	6,964
Physicians Realty Trust	752	14,183
Piedmont Office Realty Trust, Inc. (Class A Stock)	648	13,990
PotlatchDeltic Corp.	326	11,977
Retail Opportunity Investments Corp.	830	12,450
Retail Value, Inc.	407	11,311
RLJ Lodging Trust	859	11,347
RPT Realty	939	12,169
Sabra Health Care REIT, Inc.	648	12,668
Saul Centers, Inc.	242	10,408
Seritage Growth Properties (Class A Stock)	361	12,411

See Notes to Financial Statements.

66

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Summit Hotel Properties, Inc.	1,170	$10,846
Sunstone Hotel Investors, Inc.	961	10,523
Terreno Realty Corp.	249	13,663
Universal Health Realty Income Trust	120	12,926
Urban Edge Properties	730	11,826
Urstadt Biddle Properties, Inc. (Class A Stock)	527	10,862
Washington Prime Group, Inc.(a)	3,913	10,761
Whitestone REIT (Class B Stock)	958	11,774
Xenia Hotels & Resorts, Inc.	667	9,978

		636,854

Food & Staples Retailing 1.1%
Andersons, Inc. (The)	587	10,783
BJ’s Wholesale Club Holdings, Inc.*	640	12,326
Ingles Markets, Inc. (Class A Stock)	333	11,911
PriceSmart, Inc.	226	12,586
SpartanNash Co.	1,020	12,679
United Natural Foods, Inc.*	1,681	10,876
Village Super Market, Inc. (Class A Stock)	630	12,947
Weis Markets, Inc.	359	13,373

		97,481

Food Products 1.0%
Alico, Inc.	366	11,921
B&G Foods, Inc.(a)	897	13,276
Farmer Brothers Co.*	1,124	13,881
Fresh Del Monte Produce, Inc.	408	11,187
Hostess Brands, Inc. (Class A Stock)*	1,036	13,168
Seneca Foods Corp. (Class A Stock)*	375	13,020
Tootsie Roll Industries, Inc.(a)	416	13,345

		89,798

Gas Utilities 0.6%
New Jersey Resources Corp.	331	11,687
RGC Resources, Inc.	575	15,784
Southwest Gas Holdings, Inc.	185	11,966
Spire, Inc.	156	11,708

		51,145

Health Care Equipment & Supplies 1.4%
AngioDynamics, Inc.*	852	9,789
Integer Holdings Corp.*	162	14,608

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	67

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Invacare Corp.	1,678	$12,719
LeMaitre Vascular, Inc.	397	11,315
LivaNova PLC (United Kingdom)*	183	12,759
Meridian Bioscience, Inc.*	1,374	10,978
OraSure Technologies, Inc.*	1,647	9,931
Orthofix Medical, Inc.*	312	11,026
SeaSpine Holdings Corp.*	879	12,420
Utah Medical Products, Inc.	134	11,712
Varex Imaging Corp.*	437	10,147

		127,404

Health Care Providers & Services 1.4%
Brookdale Senior Living, Inc.*	1,989	13,068
Cross Country Healthcare, Inc.*	1,243	11,784
Hanger, Inc.*	539	12,435
Magellan Health, Inc.*	188	11,282
National HealthCare Corp.	167	12,393
Owens & Minor, Inc.	2,215	15,128
Patterson Cos., Inc.	608	14,464
Surgery Partners, Inc.*	786	12,906
Tenet Healthcare Corp.*	399	10,486
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	798	11,962

		125,908

Health Care Technology 0.6%
Allscripts Healthcare Solutions, Inc.*	1,527	11,513
Computer Programs & Systems, Inc.	528	14,140
Evolent Health, Inc. (Class A Stock)*	1,316	12,160
HealthStream, Inc.*	502	12,209

		50,022

Hotels, Restaurants & Leisure 1.1%
BBX Capital Corp. (Class A Stock)	3,437	11,961
Bluegreen Vacations Corp.	1,528	11,857
Century Casinos, Inc.*	1,645	11,482
Del Taco Restaurants, Inc.*	1,800	11,520
Denny’s Corp.*	688	11,978
Golden Entertainment, Inc.*	781	12,715
J Alexander’s Holdings, Inc.*	1,487	12,208
Marriott Vacations Worldwide Corp.	121	11,711

		95,432

See Notes to Financial Statements.

68

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables 2.3%
Bassett Furniture Industries, Inc.	864	$8,528
Beazer Homes USA, Inc.*	816	10,004
Century Communities, Inc.*	476	15,865
Ethan Allen Interiors, Inc.	817	10,784
Flexsteel Industries, Inc.	715	9,824
Green Brick Partners, Inc.*	1,198	13,106
Hooker Furniture Corp.	572	10,759
KB Home	366	11,928
La-Z-Boy, Inc.	444	12,721
Lifetime Brands, Inc.	2,054	13,063
M/I Homes, Inc.*	337	12,547
MDC Holdings, Inc.(a)	334	13,140
Meritage Homes Corp.*	215	13,644
Taylor Morrison Home Corp. (Class A Stock)*	577	12,994
TRI Pointe Group, Inc.*	865	13,261
Universal Electronics, Inc.*	274	11,568
ZAGG, Inc.*	1,813	12,183

		205,919

Household Products 0.4%
Central Garden & Pet Co.*	442	11,837
Central Garden & Pet Co. (Class A Stock)*	470	11,895
Oil-Dri Corp. of America	379	11,533

		35,265

Independent Power & Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	5,378	12,208
Clearway Energy, Inc.,
(Class A Stock)	695	14,101
(Class C Stock)	664	13,971

		40,280

Insurance 3.7%
American Equity Investment Life Holding Co.	511	12,918
Donegal Group, Inc. (Class A Stock)	1,019	14,541
Employers Holdings, Inc.	296	11,408
Enstar Group Ltd. (Bermuda)*	67	11,952
FBL Financial Group, Inc. (Class A Stock)	222	10,603
FedNat Holding Co.	955	12,453
Genworth Financial, Inc. (Class A Stock)*	3,341	13,030
Global Indemnity Ltd. (Cayman Islands)	503	15,975
Greenlight Capital Re Ltd. (Cayman Islands) (Class A Stock)*	1,414	11,934

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	69

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Heritage Insurance Holdings, Inc.	1,131	$12,622
Horace Mann Educators Corp.	326	12,691
Independence Holding Co.	350	12,989
Investors Title Co.	88	14,429
MBIA, Inc.*	1,560	12,168
National General Holdings Corp.	636	12,383
National Western Life Group, Inc. (Class A Stock)	47	11,230
NI Holdings, Inc.*	905	12,779
ProSight Global, Inc.*	891	11,939
Protective Insurance Corp. (Class B Stock)	894	12,748
Selective Insurance Group, Inc.	211	11,770
Stewart Information Services Corp.	330	11,939
Third Point Reinsurance Ltd. (Bermuda)*	1,313	11,712
Tiptree, Inc.	1,912	12,581
United Insurance Holdings Corp.	1,331	12,511
Universal Insurance Holdings, Inc.	548	11,338
Watford Holdings Ltd. (Bermuda)*	501	11,438

		324,081

Interactive Media & Services 0.3%
Cars.com, Inc.*	1,098	9,970
DHI Group, Inc.*	4,833	11,019
TrueCar, Inc.*	3,341	8,787

		29,776

Internet & Direct Marketing Retail 0.5%
Liquidity Services, Inc.*	2,420	9,486
PetMed Express, Inc.	562	14,837
Stamps.com, Inc.*	163	23,001

		47,324

IT Services 0.7%
Conduent, Inc.*	2,637	8,623
Information Services Group, Inc.*	5,009	15,879
Perspecta, Inc.	486	12,135
StarTek, Inc.*	1,879	11,706
Sykes Enterprises, Inc.*	401	12,704

		61,047

Leisure Products 1.0%
Acushnet Holdings Corp.	472	12,012
American Outdoor Brands Corp.*	1,533	15,269

See Notes to Financial Statements.

70

Description	Shares	Value
COMMON STOCKS (Continued)

Leisure Products (cont’d.)
Callaway Golf Co.	660	$11,207
Escalade, Inc.	1,600	13,584
Johnson Outdoors, Inc. (Class A Stock)	187	11,671
Sturm Ruger & Co., Inc.	287	13,787
Vista Outdoor, Inc.*	1,935	14,222

		91,752

Life Sciences Tools & Services 0.2%
Luminex Corp.	634	15,698

Machinery 3.8%
Altra Industrial Motion Corp.	402	12,108
Blue Bird Corp.*	707	12,641
Briggs & Stratton Corp.	2,283	7,237
CIRCOR International, Inc.*	326	11,730
Columbus McKinnon Corp.	368	11,441
Commercial Vehicle Group, Inc.*	2,424	10,569
Eastern Co. (The)	487	12,404
Federal Signal Corp.	405	11,745
Gencor Industries, Inc.*	1,164	11,698
Greenbrier Cos., Inc. (The)	546	13,230
Hillenbrand, Inc.	437	10,226
Hurco Cos., Inc.	445	12,540
LB Foster Co. (Class A Stock)*	644	10,149
Lydall, Inc.*	653	7,777
Manitowoc Co., Inc. (The)*	923	11,510
Miller Industries, Inc.	414	12,300
Mueller Industries, Inc.	467	13,067
Navistar International Corp.*	540	19,607
Park-Ohio Holdings Corp.	415	10,176
REV Group, Inc.	1,338	10,477
Rexnord Corp.	433	12,626
SPX Corp.*	278	11,657
SPX FLOW, Inc.*	315	11,586
Standex International Corp.	172	10,910
Terex Corp.	532	11,709
Titan International, Inc.	4,079	9,055
TriMas Corp.*	458	11,610
Wabash National Corp.	1,146	12,583
Watts Water Technologies, Inc. (Class A Stock)	145	13,617

		337,985

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	71

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Marine 0.3%
Costamare, Inc. (Monaco)	1,392	$9,090
Genco Shipping & Trading Ltd.	1,533	11,773
Scorpio Bulkers, Inc.	2,892	9,312

		30,175

Media 1.4%
Cumulus Media, Inc. (Class A Stock)*	923	11,122
Emerald Holding, Inc.	1,362	9,343
Entercom Communications Corp. (Class A Stock)	3,077	10,677
Entravision Communications Corp. (Class A Stock)	6,606	13,278
Gannett Co., Inc.	2,087	8,765
Liberty Latin America Ltd.,
(Class A Stock)*	727	11,014
(Class C Stock)*	729	11,074
Marchex, Inc. (Class B Stock)*	4,056	10,505
MSG Networks, Inc. (Class A Stock)*	789	9,973
Saga Communications, Inc. (Class A Stock)	443	12,750
Scholastic Corp.	399	12,804

		121,305

Metals & Mining 1.2%
Allegheny Technologies, Inc.*	805	13,757
Commercial Metals Co.(a)	668	12,198
Haynes International, Inc.	510	12,908
Kaiser Aluminum Corp.	141	13,332
Olympic Steel, Inc.	886	10,676
Schnitzer Steel Industries, Inc. (Class A Stock)	721	11,882
Synalloy Corp.*	1,167	13,362
Warrior Met Coal, Inc.	616	10,915
Worthington Industries, Inc.	357	11,353

		110,383

Mortgage Real Estate Investment Trusts (REITs) 2.8%
AG Mortgage Investment Trust, Inc.	837	12,530
Anworth Mortgage Asset Corp.	3,956	12,936
Arlington Asset Investment Corp. (Class A Stock)	2,326	13,165
ARMOUR Residential REIT, Inc.	683	12,349
Capstead Mortgage Corp.	1,700	12,070
Cherry Hill Mortgage Investment Corp.	968	13,804
Dynex Capital, Inc.	795	13,594
Ellington Financial, Inc.	733	12,116

See Notes to Financial Statements.

72

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Exantas Capital Corp.	1,101	$12,617
Great Ajax Corp.	956	13,508
Invesco Mortgage Capital, Inc.	884	14,215
Ladder Capital Corp. (Class A Stock)	771	11,758
New York Mortgage Trust, Inc.	2,207	12,580
Orchid Island Capital, Inc. (Class A Stock)	2,086	11,953
PennyMac Mortgage Investment Trust	554	11,468
Ready Capital Corp.	907	13,152
Redwood Trust, Inc.	804	13,732
TPG RE Finance Trust, Inc.	706	13,569
Western Asset Mortgage Capital Corp.	1,330	13,327

		244,443

Multiline Retail 0.1%
Big Lots, Inc.	524	8,285

Multi-Utilities 0.6%
Avista Corp.	259	12,212
Black Hills Corp.	177	12,779
NorthWestern Corp.	181	12,732
Unitil Corp.	228	12,845

		50,568

Oil, Gas & Consumable Fuels 3.1%
Abraxas Petroleum Corp.*	44,699	8,493
Arch Coal, Inc. (Class A Stock)	231	11,631
Berry Corp.	1,887	12,020
CNX Resources Corp.*	2,060	10,939
CONSOL Energy, Inc.*	1,383	7,869
Contura Energy, Inc.*	2,034	11,573
Delek US Holdings, Inc.	472	10,091
Denbury Resources, Inc.*	12,975	9,762
Dorian LPG Ltd.*	971	10,797
Extraction Oil & Gas, Inc.*	8,373	5,765
Falcon Minerals Corp.	2,267	9,057
GasLog Ltd. (Monaco)	1,661	9,318
Gulfport Energy Corp.*	8,572	7,026
HighPoint Resources Corp.*	9,557	6,505
Matador Resources Co.*	859	8,281
Montage Resources Corp.*	2,975	10,383
NACCO Industries, Inc. (Class A Stock)	303	12,490
Northern Oil & Gas, Inc.*	7,827	11,349

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	73

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Oasis Petroleum, Inc.*	5,199	$8,500
Overseas Shipholding Group, Inc. (Class A Stock)*	7,140	12,281
Par Pacific Holdings, Inc.*	667	11,066
PDC Energy, Inc.*	629	11,970
Peabody Energy Corp.	1,778	10,383
Penn Virginia Corp.*	527	8,379
SilverBow Resources, Inc.*	1,636	4,597
Southwestern Energy Co.(a)*	8,373	11,890
W&T Offshore, Inc.*	2,921	7,595
Whiting Petroleum Corp.(a)*	2,672	4,943
World Fuel Services Corp.	320	9,050

		274,003

Paper & Forest Products 1.1%
Boise Cascade Co.	400	14,192
Clearwater Paper Corp.*	625	17,044
Louisiana-Pacific Corp.	465	13,229
Neenah, Inc.	213	12,305
PH Glatfelter Co.	901	12,848
Schweitzer-Mauduit International, Inc.	402	13,556
Verso Corp. (Class A Stock)*	859	14,010

		97,184

Personal Products 0.5%
BellRing Brands, Inc. (Class A Stock)*	627	12,321
Edgewell Personal Care Co.*	509	15,453
Nature’s Sunshine Products, Inc.*	1,532	12,562

		40,336

Pharmaceuticals 0.7%
Akorn, Inc.*	10,994	12,753
Assertio Therapeutics, Inc.*	9,939	10,734
Lannett Co., Inc.*	1,516	13,189
Prestige Consumer Healthcare, Inc.*	350	13,076
Strongbridge Biopharma PLC*	5,294	14,665

		64,417

Professional Services 1.3%
Acacia Research Corp.*	4,930	11,339
ASGN, Inc.*	208	10,548
BG Staffing, Inc.	693	10,686

See Notes to Financial Statements.

74

Description	Shares	Value
COMMON STOCKS (Continued)

Professional Services (cont’d.)
CRA International, Inc.	260	$12,093
GP Strategies Corp.*	973	10,820
Heidrick & Struggles International, Inc.	458	10,213
Huron Consulting Group, Inc.*	207	12,283
InnerWorkings, Inc.*	2,823	8,864
Kelly Services, Inc. (Class A Stock)	673	11,179
Mistras Group, Inc.*	1,072	8,415
TrueBlue, Inc.*	548	8,154

		114,594

Real Estate Management & Development 1.4%
Altisource Portfolio Solutions SA (Luxembourg)*	742	11,790
Cushman & Wakefield PLC*	735	13,370
Forestar Group, Inc.*	664	11,879
FRP Holdings, Inc.*	268	12,122
Kennedy-Wilson Holdings, Inc.	578	11,681
Marcus & Millichap, Inc.*	383	12,241
RE/MAX Holdings, Inc. (Class A Stock)	375	10,931
Realogy Holdings Corp.	1,423	13,191
Stratus Properties, Inc.*	475	13,613
Tejon Ranch Co.*	896	13,512

		124,330

Road & Rail 0.4%
ArcBest Corp.	493	9,766
Marten Transport Ltd.	670	13,092
US Xpress Enterprises, Inc. (Class A Stock)*	2,428	10,465

		33,323

Semiconductors & Semiconductor Equipment 1.9%
Alpha & Omega Semiconductor Ltd.*	975	10,569
Axcelis Technologies, Inc.*	575	13,794
CEVA, Inc.*	492	13,978
Cirrus Logic, Inc.*	174	11,943
Diodes, Inc.*	246	10,826
FormFactor, Inc.*	527	11,789
GSI Technology, Inc.*	1,533	10,210
PDF Solutions, Inc.*	832	12,180
Photronics, Inc.*	957	11,915
Rambus, Inc.*	966	13,505
Semtech Corp.*	265	10,465

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	75

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Synaptics, Inc.*	202	$13,342
Veeco Instruments, Inc.*	878	11,756
Xperi Corp.	772	13,271

		169,543

Software 1.2%
American Software, Inc. (Class A Stock)	964	15,858
Avaya Holdings Corp.*	969	12,558
Cloudera, Inc.*	1,273	11,330
OneSpan, Inc.*	759	12,531
QAD, Inc. (Class A Stock)	268	13,146
SecureWorks Corp. (Class A Stock)*	889	12,348
Telenav, Inc.*	2,963	17,674
Verint Systems, Inc.*	265	14,543

		109,988

Specialty Retail 3.1%
Aaron’s, Inc.	239	9,400
American Eagle Outfitters, Inc.	1,000	12,880
Bed Bath & Beyond, Inc.(a)	901	9,740
Buckle, Inc. (The)	572	12,944
Caleres, Inc.	666	7,679
Cato Corp. (The) (Class A Stock)	895	14,472
Chico’s FAS, Inc.	3,420	13,714
Citi Trends, Inc.	687	13,582
Container Store Group, Inc. (The)*	2,862	10,818
Designer Brands, Inc. (Class A Stock)	913	12,335
Express, Inc.*	3,470	12,839
Genesco, Inc.*	339	11,665
Group 1 Automotive, Inc.	149	12,699
Hibbett Sports, Inc.*	550	10,736
Hudson Ltd. (Class A Stock)*	1,103	10,269
MarineMax, Inc.*	812	13,747
Office Depot, Inc.	5,737	13,482
Party City Holdco, Inc.*	4,768	9,488
Sally Beauty Holdings, Inc.*	835	10,388
Shoe Carnival, Inc.(a)	393	11,755
Sleep Number Corp.*	286	12,598
Sportsman’s Warehouse Holdings, Inc.*	2,164	12,984
Winmark Corp.	70	14,000

		274,214

See Notes to Financial Statements.

76

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.1%
Culp, Inc.	1,084	$9,886
Delta Apparel, Inc.*	531	10,493
Fossil Group, Inc.*	1,726	7,922
G-III Apparel Group Ltd.(a)*	518	11,583
Oxford Industries, Inc.	197	11,897
Rocky Brands, Inc.	498	12,126
Superior Group of Cos., Inc.	1,022	12,284
Vera Bradley, Inc.*	1,311	10,829
Wolverine World Wide, Inc.	459	12,067

		99,087

Thrifts & Mortgage Finance 4.1%
Axos Financial, Inc.*	496	12,355
Bridgewater Bancshares, Inc.*	1,137	14,212
ESSA Bancorp, Inc.	835	13,811
Essent Group Ltd.	273	11,914
First Defiance Financial Corp.	489	11,694
Flagstar Bancorp, Inc.	385	12,274
FS Bancorp, Inc.	247	11,804
Home Bancorp, Inc.	356	11,773
HomeStreet, Inc.	441	11,947
Kearny Financial Corp.	1,104	12,045
Luther Burbank Corp.	1,188	12,391
Meta Financial Group, Inc.	378	12,417
MMA Capital Holdings, Inc.*	405	12,227
Mr Cooper Group, Inc.*	1,047	13,433
Ocwen Financial Corp.*	10,142	12,677
OP Bancorp	1,346	11,912
PDL Community Bancorp*	935	13,137
Provident Bancorp, Inc.*	1,165	12,803
Provident Financial Holdings, Inc.	609	12,028
Prudential Bancorp, Inc.	720	11,830
Radian Group, Inc.	554	11,767
Riverview Bancorp, Inc.	1,720	11,094
Southern Missouri Bancorp, Inc.	392	12,865
Sterling Bancorp, Inc.	1,902	13,314
Territorial Bancorp, Inc.	487	12,380
Timberland Bancorp, Inc.	514	11,950
TrustCo Bank Corp. NY	1,564	10,729
Walker & Dunlop, Inc.	215	13,943
Western New England Bancorp, Inc.	1,396	12,341

		359,067

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	77

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Tobacco 0.3%
Universal Corp.	264	$13,028
Vector Group Ltd.	1,082	12,573

		25,601

Trading Companies & Distributors 1.5%
BMC Stock Holdings, Inc.*	491	12,044
DXP Enterprises, Inc.*	383	10,873
Foundation Building Materials, Inc.*	767	11,965
Herc Holdings, Inc.*	325	11,921
Kaman Corp.(a)	210	11,647
MRC Global, Inc.*	1,150	10,005
Rush Enterprises, Inc.,
(Class A Stock)	322	13,498
(Class B Stock)	312	13,076
Triton International Ltd. (Bermuda)	375	12,889
Veritiv Corp.*	912	10,980
Willis Lease Finance Corp.*	245	13,892

		132,790

Water Utilities 0.8%
Artesian Resources Corp. (Class A Stock)	366	12,565
California Water Service Group	275	13,189
Consolidated Water Co. Ltd. (Cayman Islands)	758	12,249
Middlesex Water Co.	217	12,905
SJW Group	176	10,768
York Water Co. (The)	285	12,052

		73,728

Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	1,252	12,470

TOTAL LONG-TERM INVESTMENTS (cost $10,255,859)		8,819,746

SHORT-TERM INVESTMENTS 2.7%

AFFILIATED MUTUAL FUND 2.1%
PGIM Institutional Money Market Fund (cost $192,036; includes $191,818 of cash collateral for securities on loan)(b)(w)	192,020	192,020

See Notes to Financial Statements.

78

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 0.6%
Sumitomo Mitsui Banking Corp. (cost $49,520)	0.950%	03/02/20	50	$49,520

TOTAL SHORT-TERM INVESTMENTS (cost $241,556)				241,540

TOTAL INVESTMENTS 102.1% (cost $10,497,415)				9,061,286
Liabilities in excess of other assets (2.1)%				(185,439)

NET ASSETS 100.0%				$8,875,847

The following abbreviations are used in the semi-annual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,735; cash collateral of $191,818 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	79

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$50,217	$—	$—
Airlines	29,413	—	—
Auto Components	47,667	—	—
Banks	1,893,332	—	—
Biotechnology	173,739	—	—
Building Products	161,788	—	—
Capital Markets	154,284	—	—
Chemicals	141,584	—	—
Commercial Services & Supplies	216,245	—	—
Communications Equipment	133,989	—	—
Construction & Engineering	61,041	—	—
Consumer Finance	91,438	—	—
Containers & Packaging	40,216	—	—
Diversified Consumer Services	53,948	—	—
Diversified Financial Services	42,580	—	—
Diversified Telecommunication Services	48,329	—	—
Electric Utilities	62,013	—	—
Electrical Equipment	44,789	—	—
Electronic Equipment, Instruments & Components	158,081	—	—
Energy Equipment & Services	161,937	—	—
Entertainment	20,111	—	—
Equity Real Estate Investment Trusts (REITs)	636,854	—	—
Food & Staples Retailing	97,481	—	—
Food Products	89,798	—	—
Gas Utilities	51,145	—	—
Health Care Equipment & Supplies	127,404	—	—
Health Care Providers & Services	125,908	—	—
Health Care Technology	50,022	—	—
Hotels, Restaurants & Leisure	95,432	—	—
Household Durables	205,919	—	—
Household Products	35,265	—	—
Independent Power & Renewable Electricity Producers	40,280	—	—
Insurance	324,081	—	—
Interactive Media & Services	29,776	—	—
Internet & Direct Marketing Retail	47,324	—	—
IT Services	61,047	—	—
Leisure Products	91,752	—	—
Life Sciences Tools & Services	15,698	—	—

See Notes to Financial Statements.

80

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Machinery	$337,985	$—	$—
Marine	30,175	—	—
Media	121,305	—	—
Metals & Mining	110,383	—	—
Mortgage Real Estate Investment Trusts (REITs)	244,443	—	—
Multiline Retail	8,285	—	—
Multi-Utilities	50,568	—	—
Oil, Gas & Consumable Fuels	274,003	—	—
Paper & Forest Products	97,184	—	—
Personal Products	40,336	—	—
Pharmaceuticals	64,417	—	—
Professional Services	114,594	—	—
Real Estate Management & Development	124,330	—	—
Road & Rail	33,323	—	—
Semiconductors & Semiconductor Equipment	169,543	—	—
Software	109,988	—	—
Specialty Retail	274,214	—	—
Textiles, Apparel & Luxury Goods	99,087	—	—
Thrifts & Mortgage Finance	359,067	—	—
Tobacco	25,601	—	—
Trading Companies & Distributors	132,790	—	—
Water Utilities	73,728	—	—
Wireless Telecommunication Services	12,470	—	—
Affiliated Mutual Fund	192,020	—	—
Time Deposit	—	49,520	—

Total	$9,011,766	$49,520	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2020 were as follows:

Banks	21.3%
Equity Real Estate Investment Trusts (REITs)	7.2
Thrifts & Mortgage Finance	4.1
Machinery	3.8
Insurance	3.7
Specialty Retail	3.1
Oil, Gas & Consumable Fuels	3.1
Mortgage Real Estate Investment Trusts (REITs)	2.8
Commercial Services & Supplies	2.4
Household Durables	2.3%
Affiliated Mutual Fund (2.1% represents investments purchased with collateral from securities on loan)	2.1
Biotechnology	2.0
Semiconductors & Semiconductor Equipment	1.9
Energy Equipment & Services	1.8
Building Products	1.8
Electronic Equipment, Instruments & Components	1.8
Capital Markets	1.7

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	81

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Industry Classification (cont’d.)
Chemicals	1.6%
Communications Equipment	1.5
Trading Companies & Distributors	1.5
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	1.4
Real Estate Management & Development	1.4
Media	1.4
Professional Services	1.3
Metals & Mining	1.2
Software	1.2
Textiles, Apparel & Luxury Goods	1.1
Food & Staples Retailing	1.1
Paper & Forest Products	1.1
Hotels, Restaurants & Leisure	1.1
Leisure Products	1.0
Consumer Finance	1.0
Food Products	1.0
Water Utilities	0.8
Pharmaceuticals	0.7
Electric Utilities	0.7
IT Services	0.7
Construction & Engineering	0.7
Diversified Consumer Services	0.6
Gas Utilities	0.6
Multi-Utilities	0.6
Aerospace & Defense	0.6

Health Care Technology	0.6%
Time Deposit	0.6
Diversified Telecommunication Services	0.6
Auto Components	0.5
Internet & Direct Marketing Retail	0.5
Electrical Equipment	0.5
Diversified Financial Services	0.5
Personal Products	0.5
Independent Power & Renewable Electricity Producers	0.5
Containers & Packaging	0.5
Household Products	0.4
Road & Rail	0.4
Marine	0.3
Interactive Media & Services	0.3
Airlines	0.3
Tobacco	0.3
Entertainment	0.2
Life Sciences Tools & Services	0.2
Wireless Telecommunication Services	0.1
Multiline Retail	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Financial Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$180,735	$(180,735)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions

See Notes to Financial Statements.

82

PGIM QMA Strategic Alpha Small-Cap Value ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2020

Assets
Investments at value, including securities on loan of $180,735:
Unaffiliated investments (cost $10,305,379)	$8,869,266
Affiliated investments (cost $192,036)	192,020
Cash	29
Interest and dividends receivable	8,731

Total Assets	9,070,046

Liabilities
Payable to broker for collateral for securities on loan	191,818
Management fee payable	2,283
Other liabilities	98

Total Liabilities	194,199

Net Assets	$8,875,847

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	10,041,884
Total distributable earnings (loss)	(1,166,237)

Net assets, February 29, 2020	$8,875,847

Net asset value, offering price and redemption price per share, ($8,875,847 / 200,000 shares of common stock issued and outstanding)	$44.38

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	83

PGIM QMA Strategic Alpha Small-Cap Value ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Interest income	$472
Unaffiliated dividend income (net of $110 foreign withholding tax)	80,231
Income from securities lending, net (including affiliated income of $841)	1,158

Total income	81,861

Expenses
Management fee	14,608

Total expenses	14,608

Net investment income (loss)	67,253

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(16))	264,687
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7)	(583,072)

Net gain (loss) on investment transactions	(318,385)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(251,132)

See Notes to Financial Statements.

84

PGIM QMA Strategic Alpha Small-Cap Value ETF

Statements of Changes in Net Assets

	Six Months Ended February 29, 2020 (unaudited)	Period Ended August 31, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,253	$158,001
Net realized gain (loss) on investments and in-kind redemptions	264,687	161,008
Net change in unrealized appreciation (depreciation) on investments	(583,072)	(853,057)

Net increase (decrease) in net assets resulting from operations	(251,132)	(534,048)

Dividends and Distributions
Distributions from distributable earnings	(226,466)	(122,512)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	—	12,488,700
Cost of shares reacquired	—	(2,478,695)

Net increase (decrease) in net assets from Fund share transactions	—	10,010,005

Total increase (decrease)	(477,598)	9,353,445

Net Assets:
Beginning of period	9,353,445	—

End of period	$8,875,847	$9,353,445

*	For the period from November 13, 2018 (commencement of operations) through August 31, 2019.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	85

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited)

as of February 29, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS 98.3%

Australia 5.3%
AGL Energy Ltd.	5,035	$62,780
Aristocrat Leisure Ltd.	3,458	74,587
Aurizon Holdings Ltd.	17,667	55,589
AusNet Services	61,301	67,689
BHP Group Ltd.	2,759	60,391
BHP Group PLC	3,475	63,196
BlueScope Steel Ltd.	7,966	61,339
Boral Ltd.	22,301	65,667
CIMIC Group Ltd.	3,367	52,292
Cochlear Ltd.	475	64,236
Coles Group Ltd.	7,135	66,050
Computershare Ltd.	6,673	66,598
CSL Ltd.	409	82,448
Fortescue Metals Group Ltd.	12,074	79,285
Goodman Group	7,579	73,961
Mirvac Group	31,624	62,629
Origin Energy Ltd.	13,531	61,527
QBE Insurance Group Ltd.	8,825	78,130
Scentre Group	28,114	63,370
Sonic Healthcare Ltd.	3,659	68,649
Stockland	22,269	68,329
Tabcorp Holdings Ltd.	23,033	56,868
Telstra Corp. Ltd.	31,159	69,624
Vicinity Centres	40,032	56,330
Wesfarmers Ltd.	2,608	69,064
Woodside Petroleum Ltd.	3,051	55,493
Woolworths Group Ltd.	2,841	71,810

		1,777,931

Austria 0.5%
ANDRITZ AG	1,776	62,583
OMV AG	1,370	57,245
voestalpine AG	2,803	61,206

		181,034

Belgium 0.8%
Ageas	1,287	59,502
Proximus SADP	2,307	56,947
Telenet Group Holding NV	1,618	61,659
UCB SA	951	87,726

		265,834

See Notes to Financial Statements.

86

Description	Shares	Value
COMMON STOCKS (Continued)

Denmark 1.1%
Carlsberg A/S (Class B Stock)	517	$67,789
Coloplast A/S (Class B Stock)	640	85,543
H Lundbeck A/S	2,141	73,693
ISS A/S	3,409	60,935
Novo Nordisk A/S (Class B Stock)	1,343	78,525

		366,485

Finland 1.5%
Elisa OYJ	1,402	80,390
Fortum OYJ	2,967	63,150
Kone OYJ (Class B Stock)	1,191	67,055
Metso OYJ	1,902	61,354
Neste OYJ	2,206	86,843
Orion OYJ (Class B Stock)	1,737	68,936
Sampo OYJ (Class A Stock)	1,879	76,501

		504,229

France 8.3%
Aeroports de Paris	395	58,345
Air Liquide SA	551	74,757
Alstom SA	1,785	87,670
Amundi SA, 144A	1,006	71,799
Arkema SA	728	68,361
Atos SE	953	70,804
AXA SA	2,840	65,698
BNP Paribas SA	1,362	65,834
Bollore SA	17,506	59,987
Bouygues SA	1,861	72,892
Bureau Veritas SA	2,974	72,393
Capgemini SE	640	70,102
Carrefour SA	4,529	78,222
Casino Guichard Perrachon SA(a)	1,567	60,875
Cie de Saint-Gobain	1,859	64,851
Cie Generale des Etablissements Michelin SCA	636	67,571
CNP Assurances	3,587	56,032
Credit Agricole SA	5,571	66,483
Danone SA	926	65,138
Eiffage SA	728	77,490
Engie SA	4,919	81,618
EssilorLuxottica SA	486	66,046
Eurazeo SE	1,115	74,593
Eutelsat Communications SA	4,254	57,481
Hermes International	99	68,853
Ipsen SA	649	41,985

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	87

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Klepierre SA	2,113	$63,028
Legrand SA	982	74,823
L’Oreal SA	260	69,173
Orange SA	4,564	61,418
Pernod Ricard SA	434	70,142
Peugeot SA	3,150	60,873
Sanofi	765	70,881
Schneider Electric SE	833	83,223
SCOR SE	1,697	60,886
Societe Generale SA	2,435	68,789
Sodexo SA	670	64,157
TOTAL SA	1,407	59,614
Veolia Environnement SA	2,789	79,836
Vivendi SA	2,789	70,877
Wendel SA	565	69,047

		2,792,647

Germany 6.6%
adidas AG	254	70,255
Allianz SE	328	70,536
BASF SE	1,070	62,700
Bayerische Motoren Werke AG	940	61,152
Brenntag AG	1,497	66,782
Continental AG	560	62,823
Covestro AG, 144A	1,566	59,626
Deutsche Lufthansa AG	3,902	50,356
Deutsche Post AG	2,172	65,028
Deutsche Telekom AG	4,560	74,282
Deutsche Wohnen SE	1,949	78,447
E.ON SE	6,887	79,298
Evonik Industries AG	2,574	63,680
Fraport AG Frankfurt Airport Services Worldwide	830	52,173
Fresenius Medical Care AG & Co. KGaA	1,022	78,209
Fresenius SE & Co. KGaA	1,433	67,099
GEA Group AG	2,395	63,296
HeidelbergCement AG	1,042	61,933
Henkel AG & Co. KGaA	785	66,598
HOCHTIEF AG	625	61,373
KION Group AG	1,140	60,660
LANXESS AG	1,111	58,025
Merck KGaA	660	79,455
METRO AG	4,676	54,124

See Notes to Financial Statements.

88

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	287	$73,094
Puma SE	1,026	78,380
RWE AG	2,617	90,022
SAP SE	572	70,446
Siemens AG	604	62,144
Symrise AG (Class A Stock)	814	79,204
Telefonica Deutschland Holding AG	27,133	70,720
Uniper SE	2,215	65,386
Vonovia SE	1,443	77,388

		2,234,694

Hong Kong 4.3%
CK Asset Holdings Ltd.	11,119	69,467
CK Hutchison Holdings Ltd.	7,897	68,738
CK Infrastructure Holdings Ltd.	10,838	73,829
Henderson Land Development Co. Ltd.	15,669	71,862
HKT Trust & HKT Ltd.	47,600	71,202
Hongkong Land Holdings Ltd.	14,102	69,241
Kerry Properties Ltd.	23,097	65,632
Link REIT	7,345	68,032
MTR Corp. Ltd.	13,668	76,888
Power Assets Holdings Ltd.	9,800	69,776
Sino Land Co. Ltd.	46,814	63,660
SJM Holdings Ltd.	70,531	79,805
Sun Hung Kai Properties Ltd.	5,409	76,885
Swire Pacific Ltd. (Class A Stock)	8,544	76,945
Swire Properties Ltd.	25,078	74,156
Techtronic Industries Co. Ltd.	10,087	81,589
WH Group Ltd., 144A	69,856	70,976
Wharf Real Estate Investment Co. Ltd.(a)	13,453	61,009
Wheelock & Co. Ltd.	11,788	89,752
Yue Yuen Industrial Holdings Ltd.	25,668	61,840

		1,441,284

Ireland 1.5%
AerCap Holdings NV*	1,305	67,964
CRH PLC	2,180	73,330
DCC PLC	918	65,112
Flutter Entertainment PLC	697	73,852
James Hardie Industries PLC	3,934	72,348
Kingspan Group PLC	1,373	86,472
Smurfit Kappa Group PLC	2,188	72,995

		512,073

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	89

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Isle of Man 0.2%
GVC Holdings PLC	6,907	$69,925

Israel 1.5%
Bank Hapoalim BM	9,317	73,252
Bank Leumi Le-Israel BM	10,590	69,185
Check Point Software Technologies Ltd.(a)*	618	64,148
Elbit Systems Ltd.	480	71,962
Israel Chemicals Ltd.	17,036	63,508
Israel Discount Bank Ltd. (Class A Stock)	15,532	65,424
Nice Ltd.*	515	82,851

		490,330

Italy 1.7%
Assicurazioni Generali SpA	3,696	66,344
Enel SpA	9,908	82,866
Intesa Sanpaolo SpA	30,435	73,867
Mediobanca Banca di Credito Finanziario SpA	7,212	65,206
Recordati SpA	1,867	79,722
Snam SpA	15,200	75,024
Telecom Italia SpA*	126,202	69,674
Terna Rete Elettrica Nazionale SpA	11,062	73,149

		585,852

Japan 39.7%
ABC-Mart, Inc.	1,063	60,709
Advantest Corp.	1,494	68,079
Air Water, Inc.	4,377	57,989
Aisin Seiki Co. Ltd.	2,031	65,905
Ajinomoto Co., Inc.	4,544	76,337
Alfresa Holdings Corp.	3,410	59,942
Amada Holdings Co. Ltd.	6,572	61,418
ANA Holdings, Inc.	2,235	60,247
Asahi Group Holdings Ltd.	1,580	60,792
Asahi Kasei Corp.	7,583	63,323
Astellas Pharma, Inc.	4,946	77,909
Bandai Namco Holdings, Inc.	1,209	60,192
Bank of Kyoto Ltd. (The)	1,870	63,715
Benesse Holdings, Inc.	2,778	71,652
Brother Industries Ltd.	3,728	66,465
Calbee, Inc.	2,329	59,661
Casio Computer Co. Ltd.	4,183	72,018
Central Japan Railway Co.	339	55,882

See Notes to Financial Statements.

90

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Chiba Bank Ltd. (The)	13,206	$65,259
Chubu Electric Power Co., Inc.	5,516	71,980
Chugai Pharmaceutical Co. Ltd.	922	100,141
Chugoku Electric Power Co., Inc. (The)	5,721	76,167
Coca-Cola Bottlers Japan Holdings, Inc.	3,061	70,523
Concordia Financial Group Ltd.	18,462	63,674
Credit Saison Co. Ltd.	4,602	66,901
Dai Nippon Printing Co. Ltd.	2,772	66,691
Daicel Corp.	7,566	65,306
Daikin Industries Ltd.	547	74,676
Daito Trust Construction Co. Ltd.	607	61,764
Daiwa House Industry Co. Ltd.	2,252	62,209
Daiwa House REIT Investment Corp. (Class A Stock)	28	69,883
Daiwa Securities Group, Inc.	14,772	62,890
Dentsu Group, Inc.	2,009	52,376
East Japan Railway Co.	744	57,383
Eisai Co. Ltd.	1,081	79,988
Electric Power Development Co. Ltd.	2,976	63,902
FamilyMart Co. Ltd.	3,029	67,005
Fast Retailing Co. Ltd.	125	61,932
Fuji Electric Co. Ltd.	2,281	62,661
FUJIFILM Holdings Corp.	1,604	78,475
Fujitsu Ltd.	891	92,603
Fukuoka Financial Group, Inc.	4,035	61,501
Hakuhodo DY Holdings, Inc.	4,428	51,686
Hankyu Hanshin Holdings, Inc.	1,860	61,218
Hikari Tsushin, Inc.	333	63,259
Hirose Electric Co. Ltd.	610	64,812
Hisamitsu Pharmaceutical Co., Inc.	1,591	71,319
Hitachi High-Tech Corp.	1,310	96,799
Hitachi Ltd.	1,954	65,888
Honda Motor Co. Ltd.	2,650	68,781
Hoshizaki Corp.	869	73,639
Hoya Corp.	885	78,843
Hulic Co. Ltd.	7,605	85,174
Inpex Corp.	8,141	70,413
Isetan Mitsukoshi Holdings Ltd.	8,242	54,025
Isuzu Motors Ltd.	6,452	60,775
ITOCHU Corp.	3,516	80,240
Itochu Techno-Solutions Corp.	2,616	72,615
Japan Airlines Co. Ltd.	2,502	62,121
Japan Post Bank Co. Ltd.	7,830	69,981

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	91

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Japan Post Holdings Co. Ltd.	8,070	$70,382
Japan Real Estate Investment Corp.	11	75,060
Japan Retail Fund Investment Corp.	36	68,455
Japan Tobacco, Inc.	3,113	61,879
JSR Corp.	4,179	73,615
JXTG Holdings, Inc.	15,503	62,380
Kajima Corp.	5,745	61,945
Kamigumi Co. Ltd.	3,001	57,677
Kansai Electric Power Co., Inc. (The)	6,773	73,124
Kansai Paint Co. Ltd.	3,055	66,759
Kawasaki Heavy Industries Ltd.	3,335	60,603
KDDI Corp.	2,723	77,201
Keikyu Corp.	3,659	55,567
Keio Corp.	1,173	56,442
Keisei Electric Railway Co. Ltd.	1,733	55,512
Kirin Holdings Co. Ltd.	3,348	64,408
Kobayashi Pharmaceutical Co. Ltd.	918	66,812
Komatsu Ltd.	3,279	66,349
Konami Holdings Corp.	1,723	62,220
Kubota Corp.	4,923	69,514
Kurita Water Industries Ltd.	2,643	68,489
Kyocera Corp.	1,122	70,695
Kyowa Kirin Co. Ltd.	4,052	96,548
Kyushu Electric Power Co., Inc.	8,876	64,352
Kyushu Railway Co.	2,322	69,858
Lawson, Inc.	1,339	71,134
LIXIL Group Corp.	4,043	60,724
Marubeni Corp.	10,452	69,460
McDonald’s Holdings Co. Japan Ltd.	1,503	63,124
Medipal Holdings Corp.	3,316	60,626
MEIJI Holdings Co. Ltd.	1,117	66,693
Mitsubishi Chemical Holdings Corp.	10,003	67,357
Mitsubishi Corp.	2,632	65,641
Mitsubishi Estate Co. Ltd.	4,101	70,112
Mitsubishi Gas Chemical Co., Inc.	5,069	76,886
Mitsubishi Heavy Industries Ltd.	1,900	60,227
Mitsubishi UFJ Financial Group, Inc.	14,734	72,659
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,282	70,258
Mitsui & Co. Ltd.	4,362	72,127
Mitsui Chemicals, Inc.	3,142	68,136
Mitsui Fudosan Co. Ltd.	2,867	65,854
Mitsui OSK Lines Ltd.	2,926	60,793

See Notes to Financial Statements.

92

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Mizuho Financial Group, Inc.	48,842	$66,837
MS&AD Insurance Group Holdings, Inc.	2,325	75,079
Murata Manufacturing Co. Ltd.	1,346	71,393
Nagoya Railroad Co. Ltd.	2,330	60,896
NH Foods Ltd.	1,865	70,374
Nintendo Co. Ltd.	184	61,874
Nippon Building Fund, Inc.	10	75,005
Nippon Express Co. Ltd.	1,216	58,286
Nippon Prologis REIT, Inc.	27	73,270
Nippon Telegraph & Telephone Corp.	3,198	74,999
Nippon Yusen KK	4,179	59,822
Nisshin Seifun Group, Inc.	3,795	64,247
Nissin Foods Holdings Co. Ltd.	1,016	80,067
Nitori Holdings Co. Ltd.	480	66,597
Nitto Denko Corp.	1,344	67,536
Nomura Holdings, Inc.	15,379	68,369
Nomura Real Estate Holdings, Inc.	3,503	75,607
NTT Data Corp.	5,433	65,029
NTT DOCOMO, Inc.	2,935	79,661
Obayashi Corp.	6,956	70,231
Oji Holdings Corp.	14,477	69,123
Olympus Corp.	4,930	89,678
Ono Pharmaceutical Co. Ltd.	3,621	74,193
Oracle Corp. Japan	808	63,226
ORIX Corp.	5,041	81,415
Otsuka Corp.	1,804	77,188
Otsuka Holdings Co. Ltd.	1,885	71,304
Pan Pacific International Holdings Corp.	4,799	79,553
Park24 Co. Ltd.	3,320	64,732
Persol Holdings Co. Ltd.	4,135	54,783
Recruit Holdings Co. Ltd.	1,993	69,439
Resona Holdings, Inc.	16,752	63,554
Ricoh Co. Ltd.	7,811	72,780
Rinnai Corp.	972	66,416
Ryohin Keikaku Co. Ltd.	3,407	46,686
Santen Pharmaceutical Co. Ltd.	4,064	65,259
SBI Holdings, Inc.	3,681	74,227
Secom Co. Ltd.	868	69,007
Sega Sammy Holdings, Inc.	5,340	70,451
Seibu Holdings, Inc.	4,229	59,832
Sekisui Chemical Co. Ltd.	4,690	69,963
Sekisui House Ltd.	3,523	69,147

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	93

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Seven & i Holdings Co. Ltd.	1,961	$67,197
SG Holdings Co. Ltd.	3,017	59,523
Shimamura Co. Ltd.	875	58,490
Shimizu Corp.	8,183	74,501
Shin-Etsu Chemical Co. Ltd.	680	76,568
Shinsei Bank Ltd.	4,426	58,967
Shionogi & Co. Ltd.	1,244	67,413
Showa Denko KK	2,690	58,159
Softbank Corp.	5,561	72,825
Sohgo Security Services Co. Ltd.	1,378	64,518
Sony Corp.	1,230	75,390
Stanley Electric Co. Ltd.	2,740	66,963
Subaru Corp.	2,850	69,215
Sumitomo Chemical Co. Ltd.	15,487	56,429
Sumitomo Corp.	5,146	73,688
Sumitomo Dainippon Pharma Co. Ltd.	3,788	54,822
Sumitomo Heavy Industries Ltd.	2,395	52,225
Sumitomo Metal Mining Co. Ltd.	2,516	62,643
Sumitomo Mitsui Financial Group, Inc.	1,942	62,729
Sumitomo Mitsui Trust Holdings, Inc.	2,043	70,083
Sumitomo Realty & Development Co. Ltd.	2,165	67,684
Sumitomo Rubber Industries Ltd.	5,998	62,449
Sundrug Co. Ltd.	2,169	67,869
Suntory Beverage & Food Ltd.	1,738	66,226
Suzuken Co. Ltd.	1,619	53,661
Taiheiyo Cement Corp.	2,520	62,217
Taisei Corp.	1,975	67,658
TDK Corp.	739	71,598
Teijin Ltd.	4,062	66,846
Tobu Railway Co. Ltd.	2,288	68,305
Toho Co. Ltd.	1,860	57,338
Tohoku Electric Power Co., Inc.	7,707	67,738
Tokyo Electric Power Co. Holdings, Inc.*	17,024	64,712
Tokyo Electron Ltd.	396	81,965
Tokyo Gas Co. Ltd.	3,218	65,130
Tokyu Corp.	3,737	57,375
Tokyu Fudosan Holdings Corp.	11,851	74,824
Toppan Printing Co. Ltd.	3,816	66,548
Toshiba Corp.	2,178	59,064
Tosoh Corp.	4,906	67,363
Toyo Suisan Kaisha Ltd.	1,629	64,565
Toyota Motor Corp.	1,061	70,107

See Notes to Financial Statements.

94

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Toyota Tsusho Corp.	2,197	$66,505
Trend Micro, Inc.	1,432	71,295
Tsuruha Holdings, Inc.	652	75,742
USS Co. Ltd.	3,943	62,366
Welcia Holdings Co. Ltd.	1,209	72,858
West Japan Railway Co.	887	62,648
Yakult Honsha Co. Ltd.	1,316	60,212
Yamada Denki Co. Ltd.	15,673	75,415
Yamaha Motor Co. Ltd.	3,616	57,931
Yamazaki Baking Co. Ltd.	4,289	72,968
Yokogawa Electric Corp.	4,476	72,082
Yokohama Rubber Co. Ltd. (The)	3,613	58,854

		13,356,971

Macau 0.2%
Wynn Macau Ltd.	34,525	69,537

Netherlands 2.6%
Aegon NV	15,269	51,766
EXOR NV	1,027	72,651
Heineken Holding NV	789	69,507
Heineken NV	737	73,404
ING Groep NV	6,950	66,052
Koninklijke Ahold Delhaize NV	3,030	70,847
Koninklijke KPN NV	23,378	56,804
Koninklijke Philips NV	1,681	71,854
NN Group NV	1,939	66,015
Randstad NV	1,422	73,326
Royal Dutch Shell PLC,
(Class A Stock)	2,590	55,171
(Class B Stock)	2,611	55,692
Wolters Kluwer NV	1,067	78,119

		861,208

New Zealand 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	5,817	93,734
Fletcher Building Ltd.	22,888	74,249
Ryman Healthcare Ltd.	7,936	75,646
Spark New Zealand Ltd.	26,797	75,959

		319,588

Norway 1.2%
Equinor ASA	4,093	61,448
Norsk Hydro ASA	21,059	59,673

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	95

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Norway (cont’d.)
Orkla ASA	7,998	$67,344
Schibsted ASA (Class B Stock)	2,810	67,439
Telenor ASA	4,172	66,669
Yara International ASA	2,047	74,191

		396,764

Portugal 0.7%
EDP - Energias de Portugal SA	18,235	84,951
Galp Energia SGPS SA	4,532	61,888
Jeronimo Martins SGPS SA	4,234	74,342

		221,181

Singapore 2.2%
CapitaLand Commercial Trust	51,843	69,228
CapitaLand Mall Trust	41,026	66,860
City Developments Ltd.	9,604	67,364
DBS Group Holdings Ltd.	3,700	64,044
Genting Singapore Ltd.	110,270	64,520
Oversea-Chinese Banking Corp. Ltd.	9,370	71,306
SATS Ltd.	20,634	59,699
Suntec Real Estate Investment Trust	56,942	69,496
United Overseas Bank Ltd.	3,600	63,269
UOL Group Ltd.	13,041	69,002
Wilmar International Ltd.	23,697	67,541

		732,329

Spain 2.2%
ACS Actividades de Construccion y Servicios SA	1,981	58,719
Aena SME SA, 144A	374	59,867
Amadeus IT Group SA	891	62,460
Enagas SA	3,038	78,479
Endesa SA	2,662	68,266
Iberdrola SA	7,753	88,328
Industria de Diseno Textil SA	2,539	78,847
Naturgy Energy Group SA	2,912	67,605
Red Electrica Corp. SA	4,014	76,860
Repsol SA	4,618	51,643
Telefonica SA	10,272	60,781

		751,855

Sweden 4.5%
Alfa Laval AB	3,189	71,716
Assa Abloy AB (Class B Stock)	3,071	68,679

See Notes to Financial Statements.

96

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Atlas Copco AB,
(Class A Stock)	2,049	$72,306
(Class B Stock)	2,342	72,093
Boliden AB	2,820	58,223
Epiroc AB,
(Class A Stock)	6,701	77,091
(Class B Stock)	7,075	78,964
Hennes & Mauritz AB (Class B Stock)	4,028	72,668
Husqvarna AB (Class B Stock)	8,783	58,697
ICA Gruppen AB	1,779	66,611
Industrivarden AB (Class C Stock)	3,373	75,924
Investor AB (Class B Stock)	1,463	72,668
Kinnevik AB (Class B Stock)	3,371	68,231
Sandvik AB	4,663	76,865
Securitas AB (Class B Stock)	4,703	63,820
Skanska AB (Class B Stock)	3,472	75,479
SKF AB (Class B Stock)	4,381	76,593
Swedish Match AB	1,742	101,445
Tele2 AB (Class B Stock)	5,251	76,202
Telia Co. AB	17,467	68,946
Volvo AB (Class B Stock)	4,972	76,991

		1,530,212

Switzerland 4.4%
ABB Ltd.	3,490	75,277
Adecco Group AG	1,236	65,823
Coca-Cola HBC AG	2,439	77,366
Dufry AG*	780	56,770
Geberit AG	150	74,471
Givaudan SA	26	81,008
Kuehne + Nagel International AG	467	68,032
LafargeHolcim Ltd.*	1,506	69,790
Nestle SA	728	74,588
Novartis AG	850	71,582
Roche Holding AG	267	85,707
Sika AG	441	78,345
Sonova Holding AG	349	83,126
STMicroelectronics NV	3,161	85,181
Swatch Group AG (The)	1,349	57,746
Swiss Life Holding AG	144	65,463
Swiss Prime Site AG*	713	85,726

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	97

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Swiss Re AG	757	$71,902
Swisscom AG	146	77,721
UBS Group AG*	6,155	67,623

		1,473,247

United Kingdom 6.4%
BP PLC	11,799	59,930
British American Tobacco PLC	2,049	80,456
British Land Co. PLC (The)	10,485	67,351
Burberry Group PLC	2,850	60,257
Coca-Cola European Partners PLC	1,502	76,542
Diageo PLC	1,899	67,334
Ferguson PLC	936	80,886
GlaxoSmithKline PLC	3,344	66,979
HSBC Holdings PLC	10,198	68,502
J Sainsbury PLC	29,482	73,994
Kingfisher PLC	26,482	64,292
Land Securities Group PLC	6,666	71,332
Meggitt PLC	9,292	64,572
Mondi PLC	3,546	71,016
National Grid PLC	6,509	82,020
Pearson PLC	8,876	63,457
Reckitt Benckiser Group PLC	940	68,951
RELX PLC	2,915	69,797
Rio Tinto Ltd.	1,178	66,972
Rio Tinto PLC	1,405	64,995
Sage Group PLC (The)	8,219	71,848
Segro PLC	6,823	71,839
Smith & Nephew PLC	3,561	79,398
Smiths Group PLC	3,901	76,675
Standard Chartered PLC	8,501	61,321
Tesco PLC	24,572	71,989
Unilever NV	1,247	65,548
Unilever PLC	1,279	68,383
Vodafone Group PLC	39,828	68,612
Wm Morrison Supermarkets PLC	30,376	66,696
WPP PLC	6,148	59,341

		2,151,285

TOTAL COMMON STOCKS (cost $34,413,885)	33,086,495

See Notes to Financial Statements.

98

Description	Shares	Value
PREFERRED STOCKS 0.8%

Germany 0.6%
Henkel AG & Co. KGaA	735	$67,898
Porsche Automobil Holding SE	1,054	65,485
Volkswagen AG	425	69,711

		203,094

Italy 0.2%
Telecom Italia SpA	133,082	74,016

TOTAL PREFERRED STOCKS (cost $283,819)		277,110

	Units
RIGHT 0.0%

Spain 0.0%
ACS Actividades de Construccion y Servicios SA (cost $991)*	1,981	871

TOTAL LONG-TERM INVESTMENTS (cost $34,698,695)		33,364,476

	Shares
SHORT-TERM INVESTMENTS 1.0%

AFFILIATED MUTUAL FUND 0.4%
PGIM Institutional Money Market Fund (cost $121,291; includes $121,192 of cash collateral for securities on loan)(b)(w)	121,284	121,284

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.6%
JPMorgan Chase (cost $219,651)	0.950%	03/02/20	220	219,651

TOTAL SHORT-TERM INVESTMENTS (cost $340,942)				340,935

TOTAL INVESTMENTS 100.1% (cost $35,039,637)				33,705,411
Liabilities in excess of other assets (0.1)%				(21,432)

NET ASSETS 100.0%				$33,683,979

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	99

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $110,721; cash collateral of $121,192 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$1,777,931	$—	$—
Austria	181,034	—	—
Belgium	265,834	—	—
Denmark	366,485	—	—
Finland	504,229	—	—
France	2,792,647	—	—
Germany	2,234,694	—	—
Hong Kong	1,441,284	—	—
Ireland	512,073	—	—
Isle of Man	69,925	—	—
Israel	490,330	—	—
Italy	585,852	—	—
Japan	13,356,971	—	—
Macau	69,537	—	—
Netherlands	861,208	—	—
New Zealand	319,588	—	—
Norway	396,764	—	—
Portugal	221,181	—	—

See Notes to Financial Statements.

100

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Singapore	$732,329	$—	$—
Spain	751,855	—	—
Sweden	1,530,212	—	—
Switzerland	1,473,247	—	—
United Kingdom	2,151,285	—	—
Preferred Stocks
Germany	203,094	—	—
Italy	74,016	—	—
Right	871	—	—
Affiliated Mutual Fund	121,284	—	—
Time Deposit	—	219,651	—

Total	$33,485,760	$219,651	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2020 were as follows:

Chemicals	5.0%
Banks	4.9
Real Estate Management & Development	4.9
Machinery	4.7
Pharmaceuticals	4.6
Equity Real Estate Investment Trusts (REITs)	3.7
Food & Staples Retailing	3.5
Electric Utilities	3.5
Diversified Telecommunication Services	3.3
Insurance	3.0
Food Products	2.9
Road & Rail	2.7
Oil, Gas & Consumable Fuels	2.4
Beverages	2.3
Specialty Retail	2.1
Construction & Engineering	2.0
Health Care Equipment & Supplies	1.9
Trading Companies & Distributors	1.9
Metals & Mining	1.9
Hotels, Restaurants & Leisure	1.8
Diversified Financial Services	1.7
Automobiles	1.7
IT Services	1.7
Electronic Equipment, Instruments & Components	1.5
Professional Services	1.4%
Construction Materials	1.4
Multi-Utilities	1.4
Health Care Providers & Services	1.4
Textiles, Apparel & Luxury Goods	1.4
Commercial Services & Supplies	1.4
Building Products	1.3
Software	1.3
Media	1.2
Household Durables	1.2
Auto Components	1.1
Wireless Telecommunication Services	1.1
Capital Markets	1.0
Industrial Conglomerates	1.0
Entertainment	0.9
Electrical Equipment	0.9
Transportation Infrastructure	0.9
Gas Utilities	0.9
Personal Products	0.8
Multiline Retail	0.7
Tobacco	0.7
Semiconductors & Semiconductor Equipment	0.7
Time Deposit	0.6
Technology Hardware, Storage & Peripherals	0.7

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	101

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Industry Classification (cont’d.)
Household Products	0.6%
Marine	0.6
Airlines	0.5
Paper & Forest Products	0.4
Aerospace & Defense	0.4
Leisure Products	0.4
Independent Power & Renewable Electricity Producers	0.4
Air Freight & Logistics	0.4
Affiliated Mutual Fund (0.4% represents investments purchased with collateral from securities on loan)	0.4

Biotechnology	0.2%
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Consumer Finance	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$871	—	$—

The effects of derivative instruments on the Statement of Operations for the period ended February 29, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(25)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

102

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)
Equity contracts	$(120)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below:

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$110,721	$(110,721)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	103

PGIM QMA Strategic Alpha International Equity ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2020

Assets
Investments at value, including securities on loan of $110,721:
Unaffiliated investments (cost $34,918,346)	$33,584,127
Affiliated investments (cost $121,291)	121,284
Cash	107
Foreign currency, at value (cost $19,882)	19,901
Interest and dividends receivable	88,274

Total Assets	33,813,693

Liabilities
Payable to broker for collateral for securities on loan	121,192
Management fee payable	8,471
Other liabilities	51

Total Liabilities	129,714

Net Assets	$33,683,979

Net assets were comprised of:
Common stock, at par	$700
Paid-in capital in excess of par	34,905,030
Total distributable earnings (loss)	(1,221,751)

Net assets, February 29, 2020	$33,683,979

Net asset value, offering price and redemption price per share, ($33,683,979 / 700,000 shares of common stock issued and outstanding)	$48.12

See Notes to Financial Statements.

104

PGIM QMA Strategic Alpha International Equity ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Interest income	$1,165
Unaffiliated dividend income (net of $33,771 foreign withholding tax)	330,070
Income from securities lending, net (including affiliated income of $298)	1,975

Total income	333,210

Expenses
Management fee	53,332

Total expenses	53,332

Net investment income (loss)	279,878

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $11)	499,297
Foreign currency transactions	(4,095)

495,202

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1))	(1,218,947)
Foreign currencies	657

(1,218,290)

Net gain (loss) on investment and foreign currency transactions	(723,088)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(443,210)

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	105

PGIM QMA Strategic Alpha International Equity ETF

Statements of Changes in Net Assets

	Six Months Ended February 29, 2020 (unaudited)	Period Ended August 31, 2019*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$279,878	$641,335
Net realized gain (loss) on investments, foreign currency transactions and in-kind redemptions	495,202	58,426
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,218,290)	(115,389)

Net increase (decrease) in net assets resulting from operations	(443,210)	584,372

Dividends and Distributions
Distributions from distributable earnings	(559,783)	(506,210)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	—	39,788,190
Cost of shares reacquired	—	(5,179,380)

Net increase (decrease) in net assets from Fund share transactions	—	34,608,810

Total increase (decrease)	(1,002,993)	34,686,972

Net Assets:
Beginning of period	34,686,972	—

End of period	$33,683,979	$34,686,972

*	For the period from December 4, 2018 (commencement of operations) through August 31, 2019.

See Notes to Financial Statements.

106

Notes to Financial Statements (unaudited)

PGIM ETF Trust (the “Trust”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”), and operated as an exchange-traded fund. The Trust was organized as a Delaware statutory trust on October 23, 2017 and consists of six separate series (each, a “Fund” and collectively, the “Funds”): PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF.

These financial statements relate only to the following Funds: PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF, which commenced investment operations on October 17, 2018, November 13, 2018, November 13, 2018 and December 4, 2018, respectively.

The investment objective of each Fund is to seek long-term growth of capital.

1. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

PGIM QMA Strategic Alpha ETFs	107

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Funds shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820-Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

108

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

PGIM QMA Strategic Alpha ETFs	109

Notes to Financial Statements (unaudited) (continued)

Net realized gains (losses) on foreign currency transactions (where applicable) represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies (where applicable).

Rights: The Funds hold rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the

110

borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. On January 18, 2019, the Internal Revenue Service issued final regulations that expressly permit RICs to pass through this “qualified business income” to their shareholders.

Dividends and Distributions: The Funds expect to pay dividends from net investment income quarterly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM QMA Strategic Alpha ETFs	111

Notes to Financial Statements (unaudited) (continued)

2. Agreements

Pursuant to a management agreement with the Trust on behalf of the Funds (the Management Agreement), PGIM Investments, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages both the investment operations of each Fund and the composition of each Fund’s portfolio, including the purchase, retention and disposition of assets. In connection therewith, the Manager is obligated to keep certain books and records of the Funds. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Funds. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the investment subadviser(s) and make recommendations to the Board with respect to the retention of investment subadvisers and the renewal of contracts. The Manager also administers the Funds’ business affairs and, in connection therewith, furnishes the Funds’ with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Funds’ custodian (the Custodian). The management services of PGIM Investments to the Funds are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.

The Board of Trustees of the Trust has approved a unitary management fee structure for the Funds. Under the unitary fee structure, the Manager is responsible for paying substantially all the expenses of the Funds, costs of borrowing money (including interest expenses and any loan commitment or other associated fees), taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of the Fund’s average daily net assets specified below. The Manager has contractually agreed, beginning from the inception of the Funds, to waive any management fees it receives from the Funds in an amount equal to the subadvisory fees paid by the Funds to the PGIM Institutional Money Market Fund due to the Funds’ investment of its excess overnight cash in the PGIM Institutional Money Market Fund. This waiver will remain in effect for as long as the Funds remains invested or intends to invest in the PGIM Institutional Money Market Fund.

Fund	Unitary fee rate
PGIM QMA Strategic Alpha Large-Cap Core ETF	0.17%
PGIM QMA Strategic Alpha Small-Cap Growth ETF	0.29%
PGIM QMA Strategic Alpha Small-Cap Value ETF	0.29%
PGIM QMA Strategic Alpha International Equity ETF	0.29%

112

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with QMA LLC, (“QMA”) (formerly known as Quantitative Management Associates LLC) (the “subadviser”). The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Funds. In connection therewith, the subadviser is obligated to keep certain books and records of each Fund. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Funds in accordance with the Funds’ investment objectives, policies and restrictions. The subadviser determines what securities and other instruments are purchased and sold for the Funds and is responsible for obtaining and evaluating financial data relevant to the Funds. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadviser’s performance of such services. The Manager pays for the services of the subadviser.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent, Administrative Agent and Securities Lending Agent for the Trust. Pursuant to a Custodian Agreement, BBH maintains certain financial accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for any non-US assets held outside the United States. Pursuant to an Administrative and Transfer Agency Agreement, BBH maintains certain books and records and provides transfer agency, administrative, legal, tax support and accounting and financial reporting services for the maintenance and operations of the Trust. As the transfer and dividend disbursing agent of the Trust, BBH provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, BBH receives compensation from the Manager and is reimbursed for expenses, including custodian and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements. As securities lending agent, BBH is responsible for marketing to approved borrowers available securities from the Funds’ portfolio. As administered by BBH, available securities from the Funds’ portfolio are furnished to borrowers through security-by-security loans effected by BBH as lending agent on behalf of the Funds. BBH is responsible for the administration and management of the Funds’ securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Funds’ custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers in accordance with the Funds’ investment guidelines. BBH receives as compensation for its services a portion of the amount earned by the Funds for lending securities.

PGIM QMA Strategic Alpha ETFs	113

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Each Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through each Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or compensated for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Funds’ Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Funds’ Rule 17a-7 procedures. For the period ended February 29, 2020, no 17a-7 transactions were entered into by the Funds.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund. The Distributor is a subsidiary of Prudential Financial, Inc. (“Prudential”), pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, U.S. Government securities and in-kind transactions) for the reporting period ended February 29, 2020, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM QMA Strategic Alpha Large-Cap Core ETF	$2,874,638	$2,897,391
PGIM QMA Strategic Alpha Small-Cap Growth ETF	$5,362,334	$5,291,926
PGIM QMA Strategic Alpha Small-Cap Value ETF	$4,998,908	$5,029,370
PGIM QMA Strategic Alpha International Equity ETF	$9,325,273	$9,446,071

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A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 29, 2020, is presented as follows:

PGIM QMA Strategic Alpha Large-Cap Core ETF

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$5	$721,192	$721,196	$—	$(1)	$—	—	$22	**

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$65,913	$837,565	$697,865	$(3)	$(7)	$205,603	205,603	$680	**

PGIM QMA Strategic Alpha Small-Cap Value ETF

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$229,888	$827,644	$865,503	$7	$(16)	$192,020	192,020	$841	**

PGIM QMA Strategic Alpha International Equity ETF

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$61,052	$1,228,005	$1,167,783	$(1)	$11	$121,284	121,284	$298	**

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized depreciation as of February 29, 2020 were as follows:

PGIM QMA Strategic Alpha Large-Cap Core ETF

Tax Basis	$10,434,140

Gross Unrealized Appreciation	553,147
Gross Unrealized Depreciation	(933,454)

Net Unrealized Depreciation	$(380,307)

PGIM QMA Strategic Alpha ETFs	115

Notes to Financial Statements (unaudited) (continued)

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Tax Basis	$10,606,896

Gross Unrealized Appreciation	558,442
Gross Unrealized Depreciation	(1,424,788)

Net Unrealized Depreciation	$(866,346)

PGIM QMA Strategic Alpha Small-Cap Value ETF

Tax Basis	$10,497,418

Gross Unrealized Appreciation	298,947
Gross Unrealized Depreciation	(1,735,079)

Net Unrealized Depreciation	$(1,436,132)

PGIM QMA Strategic Alpha International Equity ETF

Tax Basis	$35,148,408

Gross Unrealized Appreciation	2,153,784
Gross Unrealized Depreciation	(3,596,781)

Net Unrealized Depreciation	$(1,442,997)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of August 31, 2019 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward
PGIM QMA Strategic Alpha Large-Cap Core ETF	$92,415
PGIM QMA Strategic Alpha Small-Cap Growth ETF	91,477
PGIM QMA Strategic Alpha International Equity ETF	250,062

The Manager has analyzed the Funds’ tax positions taken and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for the most recent fiscal year ended August 31, 2019 are subject to such review.

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6. Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof to investors who have entered into an agreement with the Distributor and are authorized to transact with the Trust in Creation Units (“Authorized Participants”). A Creation Unit of PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, PGIM QMA Strategic Alpha Small-Cap Value ETF and PGIM QMA Strategic Alpha International Equity ETF consists of 50,000 shares, 50,000 shares, 50,000 shares and 100,000 shares of the Fund, respectively. The Funds generally issue and redeem Creation Units in return for a specified amount of cash and/or designated portfolio of securities. Except when aggregated in Creation Units, shares are not individually redeemable. Fixed transaction fees are imposed for the transfer and other costs associated with the creation or redemption of Creation Units. Authorized Participants are responsible for paying these fixed transaction fees to BBH.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 29, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM QMA Strategic Alpha Large-Cap Core ETF	192,325	96%
PGIM QMA Strategic Alpha Small-Cap Growth ETF	195,000	98%
PGIM QMA Strategic Alpha Small-Cap Value ETF	195,025	98%
PGIM QMA Strategic Alpha International Equity ETF	695,000	99%

At reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM QMA Strategic Alpha Large-Cap Core ETF	3	96%	—	—%
PGIM QMA Strategic Alpha Small-Cap Growth ETF	1	98%	—	—%
PGIM QMA Strategic Alpha Small-Cap Value ETF	2	98%	—	—%
PGIM QMA Strategic Alpha International Equity ETF	3	99%	—	—%

PGIM QMA Strategic Alpha ETFs	117

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

PGIM QMA Strategic Alpha Large-Cap Core ETF

Reporting period ended February 29, 2020:

	Shares	Amount
Shares sold	—	$—
Shares contributed in-kind (Subscription in-kind)	—	—
Shares redeemed in-kind (Redemption in-kind)	—	—

Net increase (decrease) in shares outstanding before conversion	—	—

Net increase (decrease) in shares outstanding	—	$—

Reporting period ended August 31, 2019:

	Shares	Amount
Shares sold	200,000	$10,010,000
Shares contributed in-kind (Subscription in-kind)	100,000	4,994,125
Shares redeemed in-kind (Redemption in-kind)	(100,000)	(5,067,390)

Net increase (decrease) in shares outstanding before conversion	200,000	9,936,735

Net increase (decrease) in shares outstanding	200,000	$9,936,735

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Reporting period ended February 29, 2020:

	Shares	Amount
Shares sold	—	$—
Shares contributed in-kind (Subscription in-kind)	—	—
Shares redeemed in-kind (Redemption in-kind)	—	—

Net increase (decrease) in shares outstanding before conversion	—	—

Net increase (decrease) in shares outstanding	—	$—

Reporting period ended August 31, 2019:

	Shares	Amount
Shares sold	200,000	$10,025,000
Shares contributed in-kind (Subscription in-kind)	50,000	2,462,720
Shares redeemed in-kind (Redemption in-kind)	(50,000)	(2,537,750)

Net increase (decrease) in shares outstanding before conversion	200,000	9,949,970

Net increase (decrease) in shares outstanding	200,000	$9,949,970

118

PGIM QMA Strategic Alpha Small-Cap Value ETF

Reporting period ended February 29, 2020:

	Shares	Amount
Shares sold	—	$—
Shares contributed in-kind (Subscription in-kind)	—	—
Shares redeemed in-kind (Redemption in-kind)	—	—

Net increase (decrease) in shares outstanding before conversion	—	—

Net increase (decrease) in shares outstanding	—	$—

Reporting period ended August 31, 2019:

	Shares	Amount
Shares sold	200,000	$10,025,000
Shares contributed in-kind (Subscription in-kind)	50,000	2,463,700
Shares redeemed in-kind (Redemption in-kind)	(50,000)	(2,478,695)

Net increase (decrease) in shares outstanding before conversion	200,000	10,010,005

Net increase (decrease) in shares outstanding	200,000	$10,010,005

PGIM QMA Strategic Alpha International Equity ETF

Reporting period ended February 29, 2020:

	Shares	Amount
Shares sold	—	$—
Shares contributed in-kind (Subscription in-kind)	—	—
Shares redeemed in-kind (Redemption in-kind)	—	—

Net increase (decrease) in shares outstanding before conversion	—	—

Net increase (decrease) in shares outstanding	—	$—

Reporting period ended August 31, 2019:

	Shares	Amount
Shares sold	500,000	$25,062,500
Shares contributed in-kind (Subscription in-kind)	300,000	14,725,690
Shares redeemed in-kind (Redemption in-kind)	(100,000)	(5,179,380)

Net increase (decrease) in shares outstanding before conversion	700,000	34,608,810

Net increase (decrease) in shares outstanding	700,000	$34,608,810

The Fund may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the period ended February 29, 2020, the Funds had no subscriptions in-kind and redemptions in-kind.

PGIM QMA Strategic Alpha ETFs	119

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 - 10/1/2020	10/4/2018 - 10/2/2019
Total Commitment	$1,222,500,000*	$900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 29, 2020.

8. Risks of Investing in the Fund

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/ or redemption orders with respect to the Funds and no other Authorized

120

Participant creates or redeems, shares of the Funds may trade at a substantial discount or premium to NAV, may trade at larger spreads and possibly face trading halts and/or delisting.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Series invests could go down. The Series’ holdings can vary significantly from broad market indexes and the performance of the Series can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Funds shares are listed for trading on the Exchange and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Funds are expected to fluctuate in response to changes in the Funds’ NAVs, the intraday value of the Funds’ holdings and supply and demand for shares of the Funds. We cannot predict whether shares of the Funds will trade above, below or at their NAV. Trading on the Exchange, including trading of Funds shares, may be halted in certain circumstances and shareholders may not be able to sell Funds shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Funds may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio investments. This adverse effect on the liquidity of the Funds’ shares could lead to differences between the market price of the Funds’ shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Funds will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETFs shares has diverged from market driven fundamentals.

Risks of Investing in Equity and Mortgage Real Estate Investment Trusts (REITs): Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller

PGIM QMA Strategic Alpha ETFs	121

Notes to Financial Statements (unaudited) (continued)

companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of an investment in the Funds will decline. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Concentration Risk: To the extent that the Funds are concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

122

In September 2019, the Securities and Exchange Commission adopted a new rule and related form amendments regulating ETFs. The Manager is currently evaluating the rule and form amendments, but does not anticipate any material impact on future financial statement disclosures.

10. Subsequent Events

Subsequent to February 29, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which have adversely impacted the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

PGIM QMA Strategic Alpha ETFs	123

PGIM QMA Strategic Alpha Large-Cap Core ETF

Financial Highlights

	Six Months Ended February 29, 2020 (unaudited)	October 17, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.90	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.54	0.89
Net realized and unrealized gain (loss) on investments	(1.45)	1.67
Total from investment operations	(0.91)	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.62)	(0.66)
Net asset value, end of period	$50.37	$51.90
Total Return(b):	(1.82)%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,075	$10,380
Average net assets (000)	$10,992	$11,164
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.17%	0.17%
Expenses before waivers and/or expense reimbursement(d)	0.17%	0.17%
Net investment income (loss)(d)	1.98%	2.04%
Portfolio turnover rate(f)(g)	30%	92%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions. [if any]

See Notes to Financial Statements.

124

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Financial Highlights

	Six Months Ended February 29, 2020 (unaudited)	November 13, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$47.97	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.39
Net realized and unrealized gain (loss) on investments	(0.20)	(2.13)
Total from investment operations	(0.03)	(1.74)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.29)
Net asset value, end of period	$47.70	$47.97
Total Return(b):	(0.07)%	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,540	$9,593
Average net assets (000)	$10,351	$10,819
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.29%	0.29%
Expenses before waivers and/or expense reimbursement(d)	0.29%	0.29%
Net investment income (loss)(d)	0.67%	0.98%
Portfolio turnover rate(f)(g)	54%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions. [if any]

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	125

PGIM QMA Strategic Alpha Small-Cap Value ETF

Financial Highlights

	Six Months Ended February 29, 2020 (unaudited)	November 13, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$46.77	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.72
Net realized and unrealized gain (loss) on investments	(1.60)	(3.41)
Total from investment operations	(1.26)	(2.69)
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.54)
Distributions from net realized gains	(0.64)	-
Total Dividends and Distributions	(1.13)	(0.54)
Net asset value, end of period	$44.38	$46.77
Total Return(b):	(2.99)%	(5.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,876	$9,353
Average net assets (000)	$10,130	$10,627
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.29%	0.29%
Expenses before waivers and/or expense reimbursement(d)	0.29%	0.29%
Net investment income (loss)(d)	1.34%	1.86%
Portfolio turnover rate(f)(g)	52%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions. [if any]

See Notes to Financial Statements.

126

PGIM QMA Strategic Alpha International Equity ETF

Financial Highlights

	Six Months Ended February 29, 2020 (unaudited)	December 4, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.40	1.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.03)	(0.63)
Total from investment operations	(0.63)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.80)	(0.98)
Net asset value, end of period	$48.12	$49.55
Total Return(b):	(1.40)%	1.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,684	$34,687
Average net assets (000)	$36,983	$27,908
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.29%	0.29%
Expenses before waivers and/or expense reimbursement(d)	0.29%	0.29%
Net investment income (loss)(d)	1.52%	3.12%
Portfolio turnover rate(f)(g)	31%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions. [if any]

See Notes to Financial Statements.

PGIM QMA Strategic Alpha ETFs	127

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus contain this and other information about the Funds. An investor may obtain the prospectus and summary prospectus for each Fund by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus for each Fund should be read carefully before investing.

E-DELIVERY
To receive your fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Strategic Alpha ETFs, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Fund	Ticker Symbol
PGIM QMA Strategic Alpha Large-Cap Core ETF	PQLC
PGIM QMA Strategic Alpha Small-Cap Growth ETF	PQSG
PGIM QMA Strategic Alpha Small-Cap Value ETF	PQSV
PGIM QMA Strategic Alpha International Equity ETF	PQIN

ETF1002E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM ETF Trust
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	April 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2020